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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                       811-1540
      ----------------------------------------------

                                 AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     12/31
                        ------------------

Date of reporting period:   6/30/03
                         -----------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on September 3, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                  [COVER ART]

                               AIM BALANCED FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

     AIM Balanced Fund seeks to achieve as high a total return as possible, consistent with preservation of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS LOGO]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

                                         [PIE CHART]

CORPORATE BONDS                                 18%
STOCKS                                          61%
CASH & OTHER                                     4%
U.S. GOVERNMENT & AGENCY
 NON-MORTGAGE-BACKED
 SECURITIES                                      6%
MORTGAGE-BACKED SECURITIES                      11%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                      433

EQUITY HOLDINGS                                 73

FIXED INCOME HOLDINGS                          360

TOTAL NET ASSETS                      $2.4 BILLION

AVERAGE CREDIT QUALITY RATING (BONDS)           AA

AVERAGE MATURITY (BONDS)                5.89 YEARS

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (3/31/78)    9.21%
  10 Years              6.80
   5 Years             -2.52
   1 Year              -4.81

CLASS B SHARES
 Inception (10/18/93)   5.82%
   5 Years             -2.69
   1 Year              -5.68

CLASS C SHARES
 Inception (8/4/97)     0.16%
   5 Years             -2.32
   1 Year              -1.77

CLASS R SHARES**
  10 Years              7.06%
   5 Years             -1.80
   1 Year              -0.24

** Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value from 6/30/93, adjusted to reflect Class R 12b-1 fees. Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                                          7.66%

CLASS B SHARES                                          7.27

CLASS C SHARES                                          7.26

CLASS R SHARES                                          7.57

S&P 500 INDEX (Broad Market Index)                     11.75

60% RUSSELL 3000--Registered Trademark-- INDEX/

40% LEHMAN AGGREGATE BOND INDEX                         9.92
(Custom Style-specific Index)

Lipper Balanced Fund Index                              8.87
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Source: Lipper, Inc.

================================================================================

===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                   TOP 10 FIXED-INCOME ISSUERS*                 TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
 1. Citigroup Inc.                 1.8%   1. Federal National Mortgage                 1. U.S. Government Agency Securities    2.3%
                                             Association (FNMA)              8.6%
 2. Pfizer Inc.                    1.8                                                 2. Other Diversified Financial
                                          2. U.S. Treasury Notes             4.6          Services                             7.2
 3. Microsoft Corp.                1.5
                                          3. Federal Home Loan Mortgage                3. Pharmaceuticals                      6.2
 4. United Technologies Corp.      1.5       Corp. (FHLMC)                   2.2
                                                                                       4. U.S. Treasury Securities             5.1
 5. Black & Decker Corp. (The)     1.5    4. Government National Mortgage
                                             Association (GNMA)              1.5       5. Diversified Banks                    3.7
 6. Bank of America Corp.          1.4
                                          5. General Motors Acceptance Corp. 0.8       6. Integrated Oil & Gas                 3.7
 7. Target Corp.                   1.4
                                          6. General Electric Capital Corp.  0.8       7. Investment Banking & Brokerage       2.8
 8. Cisco Systems, Inc.            1.4
                                          7. Ford Motor Credit Co.           0.6       8. Household Products                   2.8
 9. Exxon Mobil Corp.              1.3
                                          8. Sprint Capital Corp.            0.5       9. Data Processing & Outsourced
10. DST Systems, Inc.              1.3                                                    Services                             2.6
                                          9. Citicorp Lease                  0.5
                                                                                      10. Systems Software                     2.4
                                         10. Auburn Hills Trust              0.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Balanced Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or absorbed expenses in the past, Class A and Class R share returns would have been lower.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The average credit quality of the holdings in the fund is historical and is based on A I M Advisors, Inc.'s assessment through an analysis of the portfolio's credit quality, composition, management, and weekly portfolio reviews.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund uses a custom index composed of 60% Russell 3000--Registered Trademark-- Index and 40% Lehman Aggregate Bond Index. The unmanaged Russell 3000 Index is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman U.S. Treasury Index is an index of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Balanced Fund Index represents an average of the 30 largest balanced funds tracked by Lipper, Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Balanced Fund for the six months
ROBERT H.           ended June 30, 2003. Important information such as top
GRAHAM]             holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter
DESPITE ECONOMIC    will provide an overview of the markets and your fund during
SLUGGISHNESS,       the six months covered by this report.
DOMESTIC EQUITY
MARKETS PERFORMED      As always, timely information about your fund and the
WELL, PARTICULARLY  markets in general is available at our Web site,
DURING THE SECOND   aiminvestments.com. From our home page, click on Products
HALF OF THE         and Performance, then Mutual Funds, then AIM funds, and then
REPORTING PERIOD.   select the type of information you wish to view.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

Economic sluggishness continued during the reporting period. U.S. gross domestic product (GDP) increased at an annualized rate of only 1.4% in the first quarter of 2003 and 2.4%, according to the advance estimate, in the second quarter.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, service sector weakness, and slow commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but was up 15.39% for the second, bringing its total return for the six months to 11.75%.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

    Yield spreads for corporate bonds--the difference in yield between a corporate bond and a Treasury issue of equivalent maturity--narrowed over the period. The Lehman U.S. Treasury Index returned 3.75% for the six-month period, while the U.S. investment-grade bond market, as represented by the Lehman Aggregate Bond Index, posted a 3.93% total return.

YOUR FUND

As the broad U.S. stock market posted positive results, AIM Balanced Fund's Class A shares returned 7.66% at net asset value for the six months ended June 30, 2003. Fund managers Robert G. Alley, Claude C. Cody IV, Jan H. Friedli, Scot
W. Johnson, Craig A. Smith, and Meggan M. Walsh continued investing in a broadly diversified portfolio, targeting approximately 60% equity and 40% fixed-income securities.

    The managers increased holdings in information technology stocks, which provided the fund's best returns over the period. They reduced positions in the consumer staples sector, which was the fund's poorest performer during the six months, and continued reducing positions in stocks they considered expensive.

    At the close of the reporting period, the equity portfolio's largest sectors were financial, information technology and consumer discretionary. In the fixed-income portfolio, corporate bonds accounted for approximately 18% of the fund's net assets, mortgage-backed securities for about 11%, and U.S. government and agency non-mortgage-backed securities for about 6%, with the remainder in cash and other instruments.

IN CLOSING

I thank you for your continued participation in AIM Balanced Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/03

AIM BALANCED FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 6/30/03

Inception (3/15/02)                  -8.29%
  1 Year                              0.43
  6 Months                            7.93*

*Not annualized

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


A I M Distributors, Inc.        BAL-INS-2     [AIM INVESTMENT LOGO APPEARS HERE]
                                                       --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-61.48%

ADVERTISING-1.87%

Lamar Advertising Co.(a)                            503,000   $   17,710,630
----------------------------------------------------------------------------
Omnicom Group Inc.                                  380,000       27,246,000
============================================================================
                                                                  44,956,630
============================================================================

AEROSPACE & DEFENSE-2.09%

Honeywell International Inc.                        531,000       14,257,350
----------------------------------------------------------------------------
United Technologies Corp.                           507,700       35,960,391
============================================================================
                                                                  50,217,741
============================================================================

APPAREL RETAIL-0.86%

Limited Brands                                    1,334,000       20,677,000
============================================================================

APPLICATION SOFTWARE-0.74%

SAP A.G.-ADR (Germany)                              606,300       17,716,086
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.52%

Federated Investors, Inc.-Class B                   456,000       12,503,520
============================================================================

BREWERS-0.57%

Anheuser-Busch Cos., Inc.                           269,400       13,752,870
============================================================================

BROADCASTING & CABLE TV-0.64%

Univision Communications Inc.-Class A(a)            509,100       15,476,640
============================================================================

BUILDING PRODUCTS-1.84%

American Standard Cos. Inc.(a)                      273,200       20,197,676
----------------------------------------------------------------------------
Masco Corp.                                         999,300       23,833,305
============================================================================
                                                                  44,030,981
============================================================================

COMMUNICATIONS EQUIPMENT-1.91%

Cisco Systems, Inc.(a)                            2,006,100       33,481,809
----------------------------------------------------------------------------
Motorola, Inc.                                    1,300,000       12,259,000
============================================================================
                                                                  45,740,809
============================================================================

COMPUTER HARDWARE-1.27%

Hewlett-Packard Co.                                 562,500       11,981,250
----------------------------------------------------------------------------
International Business Machines Corp.               223,300       18,422,250
============================================================================
                                                                  30,403,500
============================================================================

CONSUMER FINANCE-0.93%

American Express Co.                                531,300       22,213,653
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.63%

DST Systems, Inc.(a)                                837,700       31,832,600
----------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      1,204,300       31,203,413
============================================================================
                                                                  63,036,013
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

DIVERSIFIED BANKS-2.02%

Bank of America Corp.                               434,700   $   34,354,341
----------------------------------------------------------------------------
U.S. Bancorp                                        575,000       14,087,500
============================================================================
                                                                  48,441,841
============================================================================

FOOTWEAR-0.54%

NIKE, Inc.-Class B                                  243,000       12,998,070
============================================================================

GENERAL MERCHANDISE STORES-1.41%

Target Corp.                                        892,300       33,764,632
============================================================================

HEALTH CARE DISTRIBUTORS-0.87%

Cardinal Health, Inc.                               323,400       20,794,620
============================================================================

HEALTH CARE EQUIPMENT-0.67%

Becton, Dickinson & Co.                             415,000       16,122,750
============================================================================

HEALTH CARE SUPPLIES-0.83%

Alcon, Inc. (Switzerland)                           433,900       19,829,230
============================================================================

HOME IMPROVEMENT RETAIL-1.45%

Home Depot, Inc. (The)                              630,000       20,865,600
----------------------------------------------------------------------------
Lowe's Cos., Inc.                                   324,000       13,915,800
============================================================================
                                                                  34,781,400
============================================================================

HOUSEHOLD APPLIANCES-1.44%

Black & Decker Corp. (The)                          798,000       34,673,100
============================================================================

HOUSEHOLD PRODUCTS-2.78%

Colgate-Palmolive Co.                               456,500       26,454,175
----------------------------------------------------------------------------
Kimberly-Clark Corp.                                426,900       22,258,566
----------------------------------------------------------------------------
Procter & Gamble Co. (The)                          202,000       18,014,360
============================================================================
                                                                  66,727,101
============================================================================

HYPERMARKETS & SUPER CENTERS-1.10%

Wal-Mart Stores, Inc.                               491,000       26,351,970
============================================================================

INDUSTRIAL CONGLOMERATES-0.70%

General Electric Co.                                582,100       16,694,628
============================================================================

INSURANCE BROKERS-1.07%

Marsh & McLennan Cos., Inc.                         272,700       13,926,789
----------------------------------------------------------------------------
Willis Group Holdings Ltd. (Bermuda)                386,000       11,869,500
============================================================================
                                                                  25,796,289
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

INTEGRATED OIL & GAS-3.42%

BP PLC-ADR (United Kingdom)                         353,900   $   14,870,878
----------------------------------------------------------------------------
ConocoPhillips                                      230,000       12,604,000
----------------------------------------------------------------------------
Exxon Mobil Corp.                                   889,400       31,938,354
----------------------------------------------------------------------------
Total S.A. (France)                                 149,256       22,617,866
============================================================================
                                                                  82,031,098
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.09%

Verizon Communications Inc.                         663,900       26,190,855
============================================================================

INVESTMENT BANKING & BROKERAGE-2.20%

Goldman Sachs Group, Inc. (The)                     218,500       18,299,375
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       173,300       11,520,984
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           492,000       22,966,560
============================================================================
                                                                  52,786,919
============================================================================

LIFE & HEALTH INSURANCE-1.26%

Nationwide Financial Services, Inc.-Class A         318,500       10,351,250
----------------------------------------------------------------------------
Prudential Financial, Inc.                          588,300       19,796,295
============================================================================
                                                                  30,147,545
============================================================================

MOVIES & ENTERTAINMENT-0.75%

Viacom Inc.-Class B(a)                              411,559       17,968,666
============================================================================

MULTI-LINE INSURANCE-1.39%

American International Group, Inc.                  250,960       13,847,973
----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       387,700       19,524,572
============================================================================
                                                                  33,372,545
============================================================================

OIL & GAS DRILLING-0.51%

Noble Corp. (Cayman Islands)(a)                     357,400       12,258,820
============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.97%

Cooper Cameron Corp.(a)                             459,800       23,164,724
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.64%

Apache Corp.                                        165,540       10,770,032
----------------------------------------------------------------------------
Burlington Resources Inc.                           247,000       13,355,290
----------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                    318,800       15,181,256
============================================================================
                                                                  39,306,578
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.77%

Citigroup Inc.                                      991,433       42,433,332
============================================================================

PACKAGED FOODS & MEATS-0.67%

Sara Lee Corp.                                      849,000       15,969,690
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

PHARMACEUTICALS-6.08%

Abbott Laboratories                                 442,600   $   19,368,176
----------------------------------------------------------------------------
Johnson & Johnson                                   601,900       31,118,230
----------------------------------------------------------------------------
Merck & Co. Inc.                                    461,400       27,937,770
----------------------------------------------------------------------------
Pfizer Inc.                                       1,229,500       41,987,425
----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          238,000       13,549,340
----------------------------------------------------------------------------
Wyeth                                               261,600       11,915,880
============================================================================
                                                                 145,876,821
============================================================================

PROPERTY & CASUALTY INSURANCE-0.52%

Chubb Corp. (The)                                   206,450       12,387,000
============================================================================

REAL ESTATE INVESTMENT TRUSTS-0.38%

Regency Centers Corp.                               257,500        9,007,350
----------------------------------------------------------------------------
Wyndham International, Inc. Voting Trust
  (Acquired 08/27/99-06/30/03; Cost
  $277,413)(b)(c)                                     3,668           14,091
============================================================================
                                                                   9,021,441
============================================================================

RESTAURANTS-0.65%

Darden Restaurants, Inc.                            825,000       15,658,500
============================================================================

SEMICONDUCTOR EQUIPMENT-0.61%

Applied Materials, Inc.(a)                          928,500       14,726,010
============================================================================

SEMICONDUCTORS-1.78%

Analog Devices, Inc.(a)                             685,700       23,876,074
----------------------------------------------------------------------------
Intel Corp.                                         901,400       18,734,698
============================================================================
                                                                  42,610,772
============================================================================

SPECIALTY STORES-0.91%

Bed Bath & Beyond Inc.(a)                           561,700       21,799,577
============================================================================

SYSTEMS SOFTWARE-2.42%

Microsoft Corp.                                   1,417,800       36,309,858
----------------------------------------------------------------------------
Oracle Corp.(a)                                   1,806,100       21,709,322
============================================================================
                                                                  58,019,180
============================================================================

THRIFTS & MORTGAGE FINANCE-1.71%

Fannie Mae                                          267,300       18,026,712
----------------------------------------------------------------------------
MGIC Investment Corp.                               492,900       22,988,856
============================================================================
                                                                  41,015,568
============================================================================
    Total Stocks & Other Equity Interests
      (Cost $1,328,201,686)                                    1,474,446,715
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
BONDS & NOTES-17.04%

AEROSPACE & DEFENSE-0.03%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $    300,000   $      354,084
----------------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                          405,000          434,298
============================================================================
                                                                     788,382
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.04%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.14%, 03/24/28(d)                  5,500,000        1,065,020
============================================================================

AUTOMOBILE MANUFACTURERS-0.07%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         1,615,000        1,640,905
============================================================================

BROADCASTING & CABLE TV-1.09%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          1,200,000        1,417,500
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05                 500,000          553,855
----------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   1,000,000        1,335,580
----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Notes 10.50%,
  06/15/06                                          800,000          952,000
----------------------------------------------------------------------------
Cox Communications, Inc.,
  Notes, 4.63%, 06/01/13                            900,000          905,391
----------------------------------------------------------------------------
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        4,350,000        4,894,533
----------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 2,960,000        3,144,586
----------------------------------------------------------------------------
TCI Communications Finance, Gtd. Bonds,
  9.65%, 03/31/27                                 1,200,000        1,406,172
----------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.65%,
  09/15/04                                        2,545,000        2,739,311
----------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18            5,055,000        5,687,684
----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   2,500,000        2,745,300
----------------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                   450,000          464,566
============================================================================
                                                                  26,246,478
============================================================================

CONSUMER FINANCE-0.06%

Capital One Bank, Notes, 4.88%, 05/15/08          1,400,000        1,420,342
============================================================================

DISTILLERS & VINTNERS-0.05%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                   825,000        1,077,070
============================================================================

DIVERSIFIED BANKS-1.69%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $554,525)(b)             500,000          548,140
----------------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04              1,000,000        1,379,200
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $1,296,680)(b)                $  1,100,000   $    1,257,421
----------------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(e)             2,000,000        1,672,152
----------------------------------------------------------------------------
Barnett Banks, Inc., Sub. Notes, 6.90%,
  09/01/05                                        1,780,000        1,986,409
----------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                        1,000,000        1,192,760
----------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                          500,000          589,790
----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $1,771,602)(b)                                  1,400,000        1,661,408
----------------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        3,000,000        3,078,060
----------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes,
  5.20%, 05/21/13                                 1,000,000        1,018,810
----------------------------------------------------------------------------
  6.88%, 03/15/12                                 1,000,000        1,137,400
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(e)                              3,870,000        3,069,045
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           3,290,000        4,390,373
----------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        3,940,000        3,937,163
----------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 4,850,000        5,473,031
----------------------------------------------------------------------------
Scotland International Finance No.2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $1,695,750)(b)         1,700,000        1,702,023
----------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        6,175,000        6,365,375
============================================================================
                                                                  40,458,560
============================================================================

DIVERSIFIED CAPITAL MARKETS-0.07%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          1,385,000        1,790,376
============================================================================

ELECTRIC UTILITIES-1.71%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05              350,000          390,421
----------------------------------------------------------------------------
American Electric Power Company, Inc., Sr.
  Unsec. Unsub. Notes, 5.25%, 06/01/15              900,000          906,444
----------------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $1,547,750)(b)                             1,510,000        1,542,540
----------------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $907,668)(b)                                 900,000          918,270
----------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                   650,000          682,695
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08        $  6,080,000   $    6,844,499
----------------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                          1,980,000        2,148,122
----------------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $348,982)(b)             350,000          362,246
----------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(f)           1,470,000        2,191,711
----------------------------------------------------------------------------
  Series B, Gtd. Medium Term Notes, 8.62%,
  12/15/11                                        2,150,000        2,860,424
----------------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Euro Notes,
  1.31%, 09/29/49(e)                              5,050,000        4,416,876
----------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 3.50%, 05/15/08 (Acquired 05/13/03;
  Cost $1,996,820)(b)                             2,000,000        2,013,460
----------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $604,117)(b)                       605,000          627,445
----------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               7,850,000        8,492,287
----------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (United
  Kingdom), Gtd. Euro Bonds, 8.63%,
  06/30/22(g)                 GBP                 2,828,670        4,836,088
----------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(f)                                       700,000          740,901
----------------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $1,097,877)(b)         1,100,000        1,090,078
============================================================================
                                                                  41,064,507
============================================================================

ENVIRONMENTAL SERVICES-0.10%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                 2,050,000        2,344,114
============================================================================

GAS UTILITIES-0.40%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           1,145,000        1,238,879
----------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                        1,260,000        1,315,579
----------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 7,000,000        7,105,000
============================================================================
                                                                   9,659,458
============================================================================

HEALTH CARE FACILITIES-0.05%

HCA Inc., Notes, 6.25%, 02/15/13                  1,225,000        1,251,864
============================================================================

HOMEBUILDING-0.18%

Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        4,200,000        4,340,574
============================================================================

HYPERMARKETS & SUPER CENTERS-0.14%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        2,895,000        3,239,216
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

INTEGRATED OIL & GAS-0.28%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                              $  2,630,000   $    3,109,607
----------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                 1,590,000        1,754,565
----------------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $1,795,356)(b)         1,800,000        1,768,248
============================================================================
                                                                   6,632,420
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.32%

AT&T Corp., Sr. Unsec. Global Notes, 7.00%,
  11/15/06                                          500,000          554,230
----------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes 7.88%, 12/15/05            140,000          159,386
----------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                          1,650,000        1,840,724
----------------------------------------------------------------------------
France Telecom S.A. (France), Unsec. Global
  Notes, 10.00%, 03/01/31                         1,130,000        1,562,880
----------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    2,655,000        2,989,424
----------------------------------------------------------------------------
New England Telephone & Telegraph Co., Unsec.
  Notes, 7.65%, 06/15/07                          1,000,000        1,166,250
----------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06                200,000          229,512
----------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 6.00%,
  01/15/07                                        3,855,000        4,159,545
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 7.13%,
  01/30/06                                        4,710,000        5,122,078
----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
  11/15/08                                          500,000          544,500
----------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05       2,200,000        2,388,914
----------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               2,200,000        2,534,180
----------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            1,865,000        2,345,778
----------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          5,435,000        6,000,620
============================================================================
                                                                  31,598,021
============================================================================

INVESTMENT BANKING & BROKERAGE-0.62%

Bear Stearns, Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                   1,405,000        1,440,490
----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          4,075,000        4,579,444
----------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 2,645,000        3,087,799
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          1,000,000        1,153,390
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.,
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                     $  1,415,000   $    1,483,161
----------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.37%, 06/28/04(h)                       1,500,000        1,502,628
----------------------------------------------------------------------------
Morgan Stanley, Sr. Global Notes, 7.75%,
  06/15/05                                        1,375,000        1,533,469
============================================================================
                                                                  14,780,381
============================================================================



LIFE & HEALTH INSURANCE-0.76%


John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $2,323,721)(b)                                  2,325,000        2,505,374
----------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        4,870,000        5,438,183
----------------------------------------------------------------------------
ReliaStar Financial Corp. Unsec. Notes,
  8.00%, 10/30/06                                   600,000          693,168
----------------------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                                 3,000,000        3,689,850
----------------------------------------------------------------------------
  7.88%, 05/15/23                                 4,845,000        5,989,922
============================================================================
                                                                  18,316,497
============================================================================



MOVIES & ENTERTAINMENT-0.07%


Viacom Inc., Global Bonds, 5.50%, 05/15/33        1,750,000        1,737,575
============================================================================



MUNICIPALITIES-0.34%


Illinois (State of); Unlimited Tax Series
  2003 GO, 5.10%, 06/01/33                        8,295,000        8,157,054
============================================================================



OIL & GAS EXPLORATION & PRODUCTION-0.36%


Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31            845,000        1,041,801
----------------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 04/28/03-
  05/20/03; Cost $3,526,135)(b)                   3,490,000        3,616,896
----------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    3,485,000        3,980,323
============================================================================
                                                                   8,639,020
============================================================================


OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.06%


Petroleos Mexicanos (Mexico), Unsec. Unsub.
  Gtd. Global Notes, 6.50%, 02/01/05              1,310,000        1,394,823
============================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-4.83%


American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08              1,000,000          986,640
----------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $3,987,480)(b)                                  4,000,000        4,202,560
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $2,211,500)(b)                               $  2,215,000   $    2,263,043
----------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        7,910,000       11,765,255
----------------------------------------------------------------------------
CIT Group Inc.,
  Global Notes, 5.63%, 05/17/04                   1,465,000        1,513,272
----------------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.29%, 11/25/03(h)                              2,530,000        2,534,984
----------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04               1,110,000        1,181,129
----------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 8,800,000       10,423,864
----------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,072,395)(b)                                    900,000        1,075,122
----------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $1,111,410)(b)                             1,060,000        1,104,414
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                            205,000          214,018
----------------------------------------------------------------------------
  Unsec. Global Notes, 6.70%, 07/16/04            4,945,000        5,142,849
----------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 02/01/06            8,880,000        9,367,334
----------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                2,600,000        3,286,400
----------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 2.85%,
  01/30/06                                          400,000          411,436
----------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 5.00%,
  06/15/07                                        1,175,000        1,280,268
----------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.00%,
  06/15/12                                        1,000,000        1,132,920
----------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.80%,
  11/01/05                                       10,705,000       11,952,025
----------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                   1,750,000        1,722,210
----------------------------------------------------------------------------
  Global Notes, 4.50%, 07/15/06                   2,000,000        2,012,300
----------------------------------------------------------------------------
  Global Notes, 5.13%, 05/09/08                   1,700,000        1,685,397
----------------------------------------------------------------------------
  Medium Term Notes, 4.15%, 02/07/05              5,650,000        5,729,891
----------------------------------------------------------------------------
  Medium Term Notes, 6.38%, 01/30/04              1,200,000        1,228,788
----------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            5,540,000        5,800,269
----------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        2,425,000        2,718,789
----------------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09            1,740,000        2,106,705
----------------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 10/15/11                   1,620,000        1,846,784
----------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06                470,000          483,494
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.50%, 01/24/06        1,265,000        1,401,709
----------------------------------------------------------------------------
International Lease Finance Corp., Notes,
  5.13%, 08/01/04                                   350,000          363,409
----------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 3,610,000        4,027,677
----------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                        2,900,000        3,501,402
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $1,211,529)(b)                               $  1,100,000   $    1,199,990
----------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        2,590,000        3,350,528
----------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                        4,525,000        4,570,114
----------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          2,050,000        2,307,644
============================================================================
                                                                 115,894,633
============================================================================

PACKAGED FOODS & MEATS-0.07%

Kraft Foods Inc., Global Notes,
  5.63%, 11/01/11                                   650,000          707,194
----------------------------------------------------------------------------
  6.25%, 06/01/12                                   875,000          988,803
============================================================================
                                                                   1,695,997
============================================================================

PHARMACEUTICALS-0.13%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                          3,075,000        3,120,633
============================================================================

PROPERTY & CASUALTY INSURANCE-0.03%

Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06                            700,000          774,725
============================================================================

PUBLISHING-0.34%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                 1,615,000        1,916,585
----------------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        5,523,000        6,235,522
============================================================================
                                                                   8,152,107
============================================================================

REAL ESTATE-0.58%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 06/15/28               1,900,000        2,141,452
----------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              2,205,000        2,546,158
----------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   1,250,000        1,441,375
----------------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $2,030,991)(b)                                  2,035,000        2,147,983
----------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 4,600,000        5,605,882
============================================================================
                                                                  13,882,850
============================================================================

REGIONAL BANKS-0.34%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $2,967,480)(b)                                  3,000,000        3,065,700
----------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          2,005,000        2,095,345
----------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 3,000,000        3,055,950
============================================================================
                                                                   8,216,995
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

SOVEREIGN DEBT-0.81%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                     $  4,600,000   $    5,069,826
----------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Yankee
  Deb., 6.75%, 08/15/13                             940,000        1,168,072
----------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 1,400,000        1,825,040
----------------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes, 6.63%, 03/03/15                   1,000,000        1,066,250
----------------------------------------------------------------------------
  Global Notes, 7.50%, 04/08/33                   3,900,000        4,148,625
----------------------------------------------------------------------------
  Medium Term Global Notes, 4.63%, 10/08/08         610,000          622,963
----------------------------------------------------------------------------
  Medium Term Global Notes, 6.38%, 01/16/13       5,250,000        5,578,125
============================================================================
                                                                  19,478,901
============================================================================

THRIFTS & MORTGAGE FINANCE-0.12%

Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.25%, 06/15/04                                   500,000          518,175
----------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        2,260,000        2,338,671
============================================================================
                                                                   2,856,846
============================================================================

TRUCKING-0.06%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                 1,200,000        1,403,556
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.24%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31              840,000        1,050,260
----------------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                            150,000          165,552
----------------------------------------------------------------------------
Telecorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  3,000,000        3,667,500
----------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                           750,000          924,375
============================================================================
                                                                   5,807,687
============================================================================
    Total Bonds & Notes (Cost $386,049,499)                      408,927,587
============================================================================
ASSET-BACKED SECURITIES-0.84%

AUTOMOBILE MANUFACTURERS-0.20%

DaimlerChrysler N.A. Holding Corp., Gtd. ROCS
  Series CHR-1998-1, Collateral Trust, 6.50%,
  08/01/18                                        4,520,127        4,735,850
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.64%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $3,876,783)(b)                          $  3,676,941   $    3,990,989
----------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-
  08/20/02; Cost $6,610,373)(b)                   6,600,000        7,979,598
----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Collateral Trust,
  6.00%, 05/15/06                                 3,200,000        3,552,096
============================================================================
                                                                  15,522,683
============================================================================
    Total Asset-Backed Securities (Cost
      $18,158,317)                                                20,258,533
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-12.28%

FEDERAL HOME LOAN BANK-0.04%

Unsec. Bonds,
  4.88%, 04/16/04                                   820,000          845,141
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.18%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32                    11,403,415       11,964,891
----------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                    19,147,840       19,940,773
----------------------------------------------------------------------------
  6.00%, 04/01/17 to 02/01/33                    15,062,839       15,654,007
----------------------------------------------------------------------------
  8.00%, 01/01/27                                 2,260,681        2,445,699
----------------------------------------------------------------------------
  7.50%, 12/01/30 to 03/01/32                     2,177,255        2,314,633
============================================================================
                                                                  52,320,003
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-8.56%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 02/01/28                     5,029,227        5,494,573
----------------------------------------------------------------------------
  6.50%, 11/01/14 to 01/01/33                    35,919,642       37,578,507
----------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32                     5,038,616        5,366,802
----------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                    15,325,423       16,200,455
----------------------------------------------------------------------------
  6.00%, 01/01/17 to 04/01/33                    26,513,812       27,574,884
----------------------------------------------------------------------------
  5.50%, 04/01/18 to 06/01/18                    12,387,591       12,871,997
----------------------------------------------------------------------------
  5.00%, 06/01/18                                15,000,000       15,518,126
----------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                     3,449,811        3,750,760
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/18                                 5,250,000        5,422,266
----------------------------------------------------------------------------
  5.50%, 07/01/33(i)                             44,545,000       46,126,348
----------------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                   955,000        1,173,657
----------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 3,500,000        3,845,030
----------------------------------------------------------------------------
  6.20%, 06/13/17                                 5,550,000        6,066,039
----------------------------------------------------------------------------

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Sub. Notes,
  4.75%, 01/02/07                              $  8,800,000   $    9,595,432
----------------------------------------------------------------------------
  5.25%, 08/01/12                                 8,075,000        8,757,176
============================================================================
                                                                 205,342,052
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.50%

Pass Through Ctfs.,
  7.00%, 10/15/08 to 05/15/32                     9,066,758        9,583,168
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/32                    10,256,620       10,775,169
----------------------------------------------------------------------------
  6.00%, 11/15/08 to 06/15/32                     6,623,882        6,951,510
----------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                     1,953,915        2,126,656
----------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32                     5,947,524        6,341,832
----------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                       195,043          212,922
============================================================================
                                                                  35,991,257
============================================================================
    Total U.S. Government Agency Securities
      (Cost $288,778,921)                                        294,498,453
============================================================================

U.S. TREASURY SECURITIES-5.05%

U.S. TREASURY NOTES-4.56%

  2.13%, 10/31/04                                27,445,000       27,800,962
----------------------------------------------------------------------------
  6.75%, 05/15/05                                 5,550,000        6,113,658
----------------------------------------------------------------------------
  6.88%, 05/15/06                                   950,000        1,089,232
----------------------------------------------------------------------------
  6.50%, 10/15/06                                23,865,000       27,426,135
----------------------------------------------------------------------------
  3.50%, 11/15/06(j)                             14,800,000       15,602,456
----------------------------------------------------------------------------
  4.75%, 11/15/08                                14,300,000       15,857,413
----------------------------------------------------------------------------
  5.00%, 02/15/11                                 9,900,000       11,115,819
----------------------------------------------------------------------------
  3.88%, 02/15/13                                 4,200,000        4,324,026
============================================================================
                                                                 109,329,701
============================================================================

U.S. TREASURY BONDS-0.49%

  7.25%, 05/15/16                                   765,000        1,018,284
----------------------------------------------------------------------------
  7.50%, 11/15/16                                 4,850,000        6,591,441
----------------------------------------------------------------------------
  6.25%, 08/15/23                                 3,320,000        4,068,560
============================================================================
                                                                  11,678,285
============================================================================
    Total U.S. Treasury Securities (Cost
      $115,400,127)                                              121,007,986
============================================================================

                                                  SHARES
MONEY MARKET FUNDS-5.92%

STIC Liquid Assets Portfolio(k)                  70,940,820       70,940,820
----------------------------------------------------------------------------
STIC Prime Portfolio(k)                          70,940,820       70,940,820
============================================================================
    Total Money Market Funds (Cost
      $141,881,640)                                              141,881,640
============================================================================
TOTAL INVESTMENTS-102.61% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,278,470,190)                                              2,461,020,914
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.47%

STIC Liquid Assets Portfolio(k)(l)              125,512,010   $  125,512,010
----------------------------------------------------------------------------
STIC Prime Portfolio(k)(l)                      125,512,010      125,512,010
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $251,024,020)                                        251,024,020
============================================================================
TOTAL INVESTMENTS-113.08% (Cost
  $2,529,494,210)                                              2,712,044,934
============================================================================
OTHER ASSETS LESS LIABILITIES-(13.08%)                          (313,736,079)
============================================================================
NET ASSETS-100.00%                                            $2,398,308,855
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Debt Exchangeable into Common Shares
GBP     - British Pound Sterling
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
PATS    - Pass Through Asset Trust Securities
Pfd.    - Preferred
ROCS    - Receipts on Corporate Securities Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $46,657,039, which represented 1.95% of the Fund's net assets. These securities are considered illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 06/30/03.
(f) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 06/30/03.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 section C.
(j) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section H and Note 8.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.
(l) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,529,494,210)*                            $2,712,044,934
------------------------------------------------------------
Foreign currencies, at value (cost $107)                 112
------------------------------------------------------------
Receivables for:
  Investments matured (Note 10)                    1,325,636
------------------------------------------------------------
  Investments sold                                19,681,856
------------------------------------------------------------
  Fund shares sold                                 3,883,599
------------------------------------------------------------
  Dividends and interest                           9,832,019
------------------------------------------------------------
Investment for deferred compensation plan            106,192
------------------------------------------------------------
Other assets                                          52,217
============================================================
    Total assets                               2,746,926,565
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           73,843,883
------------------------------------------------------------
  Fund shares reacquired                          18,915,195
------------------------------------------------------------
  Deferred compensation plan                         106,192
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       251,024,020
------------------------------------------------------------
Accrued distribution fees                          2,325,473
------------------------------------------------------------
Accrued transfer agent fees                        2,002,369
------------------------------------------------------------
Accrued operating expenses                           400,578
============================================================
    Total liabilities                            348,617,710
============================================================
Net assets applicable to shares outstanding   $2,398,308,855
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,175,281,745
------------------------------------------------------------
Undistributed net investment income               (6,735,553)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts        (952,698,517)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      182,461,180
============================================================
                                               2,398,308,855
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,370,076,934
____________________________________________________________
============================================================
Class B                                       $  740,257,579
____________________________________________________________
============================================================
Class C                                       $  285,140,971
____________________________________________________________
============================================================
Class R                                       $    2,824,430
____________________________________________________________
============================================================
Institutional Class                           $        8,941
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           61,789,807
____________________________________________________________
============================================================
Class B                                           33,452,642
____________________________________________________________
============================================================
Class C                                           12,866,410
____________________________________________________________
============================================================
Class R                                              127,246
____________________________________________________________
============================================================
Institutional Class                                      403
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        22.17
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $22.17 divided by
      95.25%)                                 $        23.28
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        22.13
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        22.16
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        22.20
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        22.19
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $245,172,250 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $  23,551,884
---------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $130,155)            9,853,297
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        673,404
---------------------------------------------------------------------------
Security lending income                                             378,300
===========================================================================
     Total investment income                                     34,456,885
===========================================================================


EXPENSES:

Advisory fees                                                     6,144,947
---------------------------------------------------------------------------
Administrative services fees                                        249,153
---------------------------------------------------------------------------
Custodian fees                                                      113,383
---------------------------------------------------------------------------
Distribution fees -- Class A                                      1,713,495
---------------------------------------------------------------------------
Distribution fees -- Class B                                      3,631,290
---------------------------------------------------------------------------
Distribution fees -- Class C                                      1,421,941
---------------------------------------------------------------------------
Distribution fees -- Class R                                          5,363
---------------------------------------------------------------------------
Transfer agent fees                                               3,330,910
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               28
---------------------------------------------------------------------------
Trustees' fees                                                       12,502
---------------------------------------------------------------------------
Other                                                               360,271
===========================================================================
     Total expenses                                              16,983,283
===========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
      indirectly                                                    (39,350)
===========================================================================
     Net expenses                                                16,943,933
===========================================================================
Net investment income                                            17,512,952
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (105,039,935)
---------------------------------------------------------------------------
  Foreign currencies                                                 20,025
---------------------------------------------------------------------------
  Futures contracts                                                 721,802
---------------------------------------------------------------------------
  Option contracts written                                          607,773
===========================================================================
                                                               (103,690,335)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         257,417,663
---------------------------------------------------------------------------
  Foreign currencies                                                (18,406)
---------------------------------------------------------------------------
  Futures contracts                                               1,480,233
===========================================================================
                                                                258,879,490
===========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                        155,189,155
===========================================================================
Net increase in net assets resulting from operations          $ 172,702,107
___________________________________________________________________________
===========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   17,512,952    $    58,143,822
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (103,690,335)      (509,645,234)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    258,879,490       (226,603,332)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  172,702,107       (678,104,744)
===============================================================================================
Distributions to shareholders from net investment income:

  Class A                                                        (14,609,293)       (43,040,026)
-----------------------------------------------------------------------------------------------
  Class B                                                         (4,927,887)       (14,672,799)
-----------------------------------------------------------------------------------------------
  Class C                                                         (1,921,732)        (5,912,859)
-----------------------------------------------------------------------------------------------
  Class R                                                            (22,500)            (2,356)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                   (108)              (233)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,481,520)       (63,628,273)
===============================================================================================
Share transactions-net:

  Class A                                                       (152,527,863)      (418,695,124)
-----------------------------------------------------------------------------------------------
  Class B                                                        (71,218,005)      (189,750,544)
-----------------------------------------------------------------------------------------------
  Class C                                                        (34,730,849)       (92,084,801)
-----------------------------------------------------------------------------------------------
  Class R                                                          2,423,352            295,439
-----------------------------------------------------------------------------------------------
  Institutional Class                                                    108             10,233
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (256,053,257)      (700,224,797)
===============================================================================================
    Net increase (decrease) in net assets                       (104,832,670)    (1,441,957,814)
===============================================================================================


NET ASSETS:

  Beginning of period                                          2,503,141,525      3,945,099,339
===============================================================================================
  End of period                                               $2,398,308,855    $ 2,503,141,525
_______________________________________________________________________________________________
===============================================================================================


NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").


       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $13,122.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $249,153 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $1,042,443 for such services and reimbursed fees of $24 on the Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $1,713,495, $3,631,290, $1,421,941 and $5,363, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $85,384 in front-end sales commissions from the sale of Class A shares and $1,840, $425, $6,272 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $3,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $24,098 and reductions in custodian fees of $2,106 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $26,204.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $245,172,250 were on loan to brokers. The loans were secured by cash collateral of $251,024,020, received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $378,300 for securities lending.

NOTE 7--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    -----------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
-----------------------------------------------------------
Beginning of period                      --      $       --
-----------------------------------------------------------
Written                              13,365       1,803,105
-----------------------------------------------------------
Closed                               (6,930)       (795,931)
-----------------------------------------------------------
Exercised                            (5,580)       (961,860)
-----------------------------------------------------------
Expired                                (855)        (45,314)
===========================================================
End of period                            --      $       --
___________________________________________________________
===========================================================

NOTE 8--FUTURES CONTRACTS

On June 30, 2003, $2,445,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                        NUMBER                                   UNREALIZED
                          OF         MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT       VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------
S&P 500 Index             50       Sep-03/Long   $12,166,250      $(93,210)
_____________________________________________________________________________
=============================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $294,839,562
----------------------------------------------------------
December 31, 2010                              533,892,842
==========================================================
Total capital loss carryforward               $828,732,404
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $849,199,824 and $1,178,048,121, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $25,012,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $228,602,100
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (70,727,534)
===========================================================
Net unrealized appreciation of investment
  securities                                   $157,874,566
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,555,496,004.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2003                 DECEMBER 31, 2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       9,596,871    $ 200,644,654     18,401,640    $ 428,141,266
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,468,012       30,847,253      4,099,333       94,890,497
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         563,464       11,797,884      1,843,250       43,002,479
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        121,564        2,599,497         14,347          301,147
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --               --            388           10,000
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         666,623       14,227,473      1,819,979       40,991,840
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         212,961        4,532,525        587,872       13,234,876
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          83,211        1,772,274        232,973        5,254,228
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          1,047           22,500            114            2,356
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 5              108             10              233
==========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         236,859        5,022,360        706,603       16,411,135
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (237,422)      (5,022,360)      (708,036)     (16,411,135)
==========================================================================================================================
Reacquired:
  Class A                                                     (17,623,486)    (372,422,350)   (40,105,433)    (904,239,365)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,889,241)    (101,575,423)   (12,551,569)    (281,464,782)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,316,656)     (48,301,007)    (6,202,124)    (140,341,508)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (9,443)        (198,645)          (383)          (8,064)
==========================================================================================================================
                                                              (12,125,631)   $(256,053,257)   (31,861,036)   $(700,224,797)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional class shares commended sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                    YEAR ENDED DECEMBER 31,
                                        JUNE 30,          -----------------------------------------------------------------------
                                          2003               2002          2001               2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $    20.81         $    25.94    $    30.10         $    32.69    $    28.23    $    25.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.19(a)            0.49(a)       0.71(a)(b)         0.92(a)       0.82(a)       0.71(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.40              (5.09)        (4.14)             (2.23)         4.46          2.45
=================================================================================================================================
    Total from investment operations         1.59              (4.60)        (3.43)             (1.31)         5.28          3.16
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  (0.23)             (0.53)        (0.73)             (0.79)        (0.82)        (0.65)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                      --                 --            --              (0.49)           --         (0.06)
=================================================================================================================================
    Total distributions                     (0.23)             (0.53)        (0.73)             (1.28)        (0.82)        (0.71)
=================================================================================================================================
Net asset value, end of period         $    22.17         $    20.81    $    25.94         $    30.10    $    32.69    $    28.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              7.66%            (17.85)%      (11.36)%            (4.18)%       19.04%        12.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $1,370,077         $1,434,164    $2,284,776         $2,507,641    $1,800,350    $1,318,230
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                     1.11%(d)           1.06%         1.01%              0.96%         0.94%         0.95%
=================================================================================================================================
Ratio of net investment income to
  average net assets                         1.78%(d)           2.11%         2.60%(b)           2.80%         2.81%         2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                     37%                78%           73%                55%           65%           43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.73 and the ratio of net investment income to average net assets would have been 2.67%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $1,382,155,894.
(e)  Not annualized for periods less than one year.


                                                                                CLASS B
                                      -------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                        ENDED                                   YEAR ENDED DECEMBER 31,
                                      JUNE 30,         --------------------------------------------------------------------------
                                        2003             2002            2001             2000             1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  20.77        $  25.88       $    30.01       $    32.61       $    28.18       $  25.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.11(a)         0.31(a)          0.50(a)(b)       0.66(a)          0.58(a)        0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         1.39           (5.06)           (4.11)           (2.23)            4.45           2.51
=================================================================================================================================
    Total from investment operations       1.50           (4.75)           (3.61)           (1.57)            5.03           2.93
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                (0.14)          (0.36)           (0.52)           (0.54)           (0.60)         (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --              --               --            (0.49)              --          (0.06)
=================================================================================================================================
    Total distributions                   (0.14)          (0.36)           (0.52)           (1.03)           (0.60)         (0.50)
=================================================================================================================================
Net asset value, end of period         $  22.13        $  20.77       $    25.88       $    30.01       $    32.61       $  28.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                            7.27%         (18.46)%         (12.01)%          (4.93)%          18.08%         11.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $740,258        $766,330       $1,176,679       $1,358,823       $1,183,215       $894,165
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                   1.86%(d)        1.81%            1.76%            1.73%            1.75%          1.76%
=================================================================================================================================
Ratio of net investment income to
  average net assets                       1.03%(d)        1.36%            1.86%(b)         2.03%            2.00%          2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   37%             78%              73%              55%              65%            43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.93%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $732,276,624.
(e)  Not annualized for periods less than one year.


                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                           JUNE 30,         ---------------------------------------------------------------------
                                             2003             2002           2001            2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  20.80        $  25.92       $  30.05        $  32.65       $  28.21       $  25.76
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.11(a)         0.31(a)        0.50(a)(b)      0.66(a)        0.58(a)        0.42(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    1.39           (5.07)         (4.11)          (2.23)          4.46           2.53
=================================================================================================================================
    Total from investment operations            1.50           (4.76)         (3.61)          (1.57)          5.04           2.95
=================================================================================================================================
Less distributions:
  Dividends from net investment income         (0.14)          (0.36)         (0.52)          (0.54)         (0.60)         (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --              --             --           (0.49)            --          (0.06)
=================================================================================================================================
    Total distributions                        (0.14)          (0.36)         (0.52)          (1.03)         (0.60)         (0.50)
=================================================================================================================================
Net asset value, end of period              $  22.16        $  20.80       $  25.92        $  30.05       $  32.65       $  28.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 7.26%         (18.46)%       (11.99)%         (4.93)%        18.09%         11.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $285,141        $302,346       $483,644        $365,510       $200,585       $114,163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.86%(d)        1.81%          1.76%           1.73%          1.75%          1.73%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    1.03%(d)        1.36%          1.85%(b)        2.03%          2.00%          2.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        37%             78%            73%             55%            65%            43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.52 and the ratio of net investment income to average net assets would have been 1.92%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $286,745,003.
(e)  Not annualized for periods less than one year.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $20.83            $ 23.73
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.16(a)            0.22(a)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.41              (2.78)
============================================================================================
    Total from investment operations                              1.57              (2.56)
============================================================================================
Less dividends from net investment income                        (0.20)             (0.34)
============================================================================================
Net asset value, end of period                                  $22.20            $ 20.83
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                   7.57%            (10.82)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,824            $   293
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.36%(c)           1.33%(d)
============================================================================================
Ratio of net investment income to average net assets              1.53%(c)           1.83%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                          37%                78%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,163,017.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 15, 2002
                                                              SIX MONTHS       (DATE SALES
                                                               ENDED           COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,
                                                                2003              2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $20.82            $ 25.81
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23(a)            0.44(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.41              (4.83)
=============================================================================================
    Total from investment operations                              1.64              (4.39)
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.27)             (0.60)
=============================================================================================
Net asset value, end of period                                  $22.19            $ 20.82
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   7.93%            (17.16)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $    9            $     8
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                  0.67%(c)           0.67%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.25%(c)           0.80%(d)
=============================================================================================
Ratio of net investment income to average net assets              2.22%(c)           2.50%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          37%                78%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,420.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                               OFFICE OF THE FUND
Frank S. Bayley            Robert H. Graham                       11 Greenway Plaza
Bruce L. Crockett          Chairman and President                 Suite 100
Albert R. Dowden                                                  Houston, TX 77046
Edward K. Dunn Jr.         Mark H. Williamson
Jack M. Fields             Executive Vice President               INVESTMENT ADVISOR
Carl Frischling                                                   A I M Advisors, Inc.
Robert H. Graham           Kevin M. Carome                        11 Greenway Plaza
Prema Mathai-Davis         Senior Vice President                  Suite 100
Lewis F. Pennock                                                  Houston, TX 77046
Ruth H. Quigley            Gary T. Crum
Louis S. Sklar             Senior Vice President                  TRANSFER AGENT
Mark H. Williamson                                                A I M Fund Services, Inc.
                           Dana R. Sutton                         P.O. Box 4739
                           Vice President and Treasurer           Houston, TX 77210-4739

                           Robert G. Alley                        CUSTODIAN
                           Vice President                         State Street Bank and Trust Company
                                                                  225 Franklin Street
                           Stuart W. Coco                         Boston, MA 02110
                           Vice President
                                                                  COUNSEL TO THE FUND
                           Melville B. Cox                        Ballard Spahr
                           Vice President                         Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                           Karen Dunn Kelley                      Philadelphia, PA 19103
                           Vice President
                                                                  COUNSEL TO THE TRUSTEES
                           Edgar M. Larsen                        Kramer, Levin, Naftalis & Frankel LLP
                           Vice President                         919 Third Avenue
                                                                  New York, NY 10022
                           Nancy L. Martin
                           Secretary                              DISTRIBUTOR
                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


        DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund                          TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund                     AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                    AIM Global Value Fund(4)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund           AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund       AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                  TAX-FREE
AIM Large Cap Growth Fund                              SECTOR EQUITY
AIM Libra Fund                                                                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                       AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund              AIM Global Financial Services Fund           AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)               AIM Global Science and Technology Fund
AIM Opportunities II Fund(2)              AIM Global Utilities Fund
AIM Opportunities III Fund(2)             AIM New Technology Fund
AIM Premier Equity Fund                   AIM Real Estate Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

     For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.


Mutual   Retirement    Annuities   College   Separately   Offshore   Alternative  Cash
Funds    Products                  Savings   Managed      Products   Investments  Management
                                   Plans     Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                               BAL-SAR-1

                                  [COVER ART]

                            AIM BASIC BALANCED FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

           AIM Basic Balanced Fund seeks to achieve long-term growth
                         of capital and current income.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicmark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

                                              [PIE CHART]

U.S. GOVERNMENT & AGENCY BONDS                     16.8%
EQUITIES                                           64.3%
CORPORATE BONDS & NOTES                            14.9%
CASH & OTHER                                        4.0%

TOTAL NUMBER OF HOLDINGS*                           271

TOTAL NET ASSETS                         $115.9 MILLION

AVERAGE CREDIT QUALITY RATING (BONDS)                AA

AVERAGE MATURITY (BONDS)                     5.71 YEARS

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (9/28/01)                            0.06%
   1 Year                                      -2.44

CLASS B SHARES
 Inception (9/28/01)                           -0.05%
   1 Year                                      -3.32

CLASS C SHARES
 Inception (9/28/01)                            2.27%
   1 Year                                       0.78

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                                              9.39%

CLASS B SHARES                                              9.04

CLASS C SHARES                                              9.15

S&P 500 Index (Broad Market Index)                         11.75

60% RUSSELL 1000--Registered Trademark-- VALUE INDEX/
40% LEHMAN AGGREGATE BOND INDEX                             8.58
(Custom Style-specific Index)

LIPPER BALANCED FUND INDEX                                  8.87
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=================================================================================================================================
TOP 10 EQUITY HOLDINGS*                 TOP 10 FIXED-INCOME ISSUERS*                     TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------------------------------------
  1. Computer Associates                  1. U.S. Treasury                   6.6%          1. U.S. Government Agency
     International, Inc.      2.5%                                                            Securities                    10.2%
                                          2. Federal National Mortgage
  2. Tyco International                      Association (FNMA)              6.2           2. U.S. Treasury Securities       6.6
     Ltd. (Bermuda)           2.4
                                          3. Federal Home Loan Mortgage                    3. Other Diversified Financial
  3. Waste Management, Inc.   1.9            Corp. (FHLMC)                   2.4              Services                       6.0

  4. Cendant Corp.            1.9         4. Government National                           4. Diversified Banks              4.6
                                             Mortgage Association (GNMA)     1.6
  5. American Standard Cos.                                                                5. Advertising                    3.3
     Inc.                     1.9         5. General Motors Acceptance
                                             Corp.                           0.7           6. Diversified Commercial
  6. Citigroup Inc.           1.8                                                             Services                       3.3
                                          6. General Electric Capital
  7. Omnicom Group Inc.       1.8            Corp.                           0.5           7. Data Processing & Outsourced
                                                                                              Services                       3.1
  8. First Data Corp.         1.7         7. MidAmerican Energy Holdings
                                             Co.                             0.4           8. Oil & Gas Drilling             2.6
  9. Bank One Corp.           1.7
                                          8. Barclays O/S Investment Co.                   9. Systems Software               2.5
 10. Target Corp.             1.7            B.V. (Netherlands)              0.4
                                                                                          10. Asset Management & Custody
                                          9. United Mexican States (Mexico)  0.4               Banks                         2.4

                                         10. Sprint Capital Corp.            0.4

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Basic Balanced Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund uses a blended index composed of 60% Russell 1000(R) Value Index and 40% Lehman Aggregate Bond Index. The unmanaged Russell 1000 Value Index is a subset of the unmanaged Russell 1000(R) Index, which represents the performance of the stocks of large-capitalization companies; the Value subset measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values. The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman U.S. Treasury Index is an index of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Balanced Fund Index represents an average of the 30 largest balanced funds tracked by Lipper, Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Basic Balanced Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund
                    during the six months covered by this report.
DESPITE ECONOMIC
SLUGGISHNESS,           As always, timely information about your fund and the
DOMESTIC EQUITY     markets in general is available at our Web site,
MARKETS PERFORMED   aiminvestments.com. From our home page, click on Products
WELL, PARTICULARLY  and Performance, then Mutual Funds, then AIM Funds, and
DURING THE SECOND   then select the type of information you wish to view.
HALF OF THE
REPORTING PERIOD.   MARKET CONDITIONS
ROBERT H. GRAHAM
                    Economic sluggishness continued during the reporting period. U.S. gross domestic product (GDP) increased at an annualized rate of only 1.4% in the first quarter of 2003 and 2.4%, according to the advance estimate, in the second quarter.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, service sector weakness, and slow commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but was up 15.39% for the second, bringing its total return for the six months to 11.75%.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

    Yield spreads for corporate bonds--the difference in yield between a corporate bond and a Treasury issue of equivalent maturity--narrowed over the period. The Lehman U.S. Treasury Index returned 3.75% for the six-month period, while the U.S. investment-grade bond market, as represented by the Lehman Aggregate Bond Index, posted a 3.93% total return.

YOUR FUND

AIM Basic Balanced Fund's Class A shares returned 9.39% at net asset value for the six months ended June 30, 2003, ahead of the 8.87% return of its peers as measured by the Lipper Balanced Fund Index. Fund managers Robert G. Alley, Robert Canon Coleman II, Jan H. Friedli, Scot W. Johnson, Michael J. Simon, Matthew W. Seinsheimer, and Bret W. Stanley continued investing in a broadly diversified portfolio, with an asset mix weighted 64% equity and 36% fixed-income securities at the end of the period.

    Performance in the period was largely driven by the fund's equity holdings, with the largest contributions coming from the information technology, financial and consumer discretionary sectors.

    Over the six months, there were only modest changes to the fund's positioning. The fund's health care holdings were increased throughout the period, while holdings in both energy and utility sectors were reduced. At the close of the reporting period, the equity portfolio's largest sectors were financial, industrial and consumer discretionary.

    In the fixed-income portfolio, U.S. government and agency issues (including mortgage-backed securities) accounted for approximately 17% of the fund's assets. All of the fund's fixed-income holdings remained investment grade, with the overall average credit quality being a strong AA rating.

IN CLOSING

I thank you for your continued participation in AIM Basic Balanced Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-64.37%

ADVERTISING-3.33%

Interpublic Group of Cos., Inc. (The)(a)          134,000   $  1,792,920
------------------------------------------------------------------------
Omnicom Group Inc.                                 28,900      2,072,130
========================================================================
                                                               3,865,050
========================================================================

APPAREL RETAIL-1.62%

Gap, Inc. (The)                                    99,900      1,874,124
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.34%

Bank of New York Co., Inc. (The)                   66,000      1,897,500
------------------------------------------------------------------------
Janus Capital Group Inc.                           49,700        815,080
========================================================================
                                                               2,712,580
========================================================================

BUILDING PRODUCTS-1.87%

American Standard Cos. Inc.(a)                     29,400      2,173,542
========================================================================

COMMUNICATIONS EQUIPMENT-0.64%

Motorola, Inc.                                     79,100        745,913
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.03%

Deere & Co.                                        26,000      1,188,200
========================================================================

CONSUMER ELECTRONICS-0.90%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               54,700      1,045,317
========================================================================

CONSUMER FINANCE-1.27%

American Express Co.                               35,100      1,467,531
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.13%

Ceridian Corp.(a)                                  94,400      1,601,968
------------------------------------------------------------------------
First Data Corp.                                   48,900      2,026,416
========================================================================
                                                               3,628,384
========================================================================

DIVERSIFIED BANKS-2.70%

Bank of America Corp.                              14,300      1,130,129
------------------------------------------------------------------------
Bank One Corp.                                     53,900      2,004,002
========================================================================
                                                               3,134,131
========================================================================

DIVERSIFIED CAPITAL MARKETS-1.22%

J.P. Morgan Chase & Co.                            41,300      1,411,634
========================================================================

DIVERSIFIED CHEMICALS-1.28%

E. I. du Pont de Nemours & Co.                     35,500      1,478,220
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-3.26%

Cendant Corp.(a)                                  121,700   $  2,229,544
------------------------------------------------------------------------
H&R Block, Inc.                                    35,900      1,552,675
========================================================================
                                                               3,782,219
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.17%

Waters Corp.(a)                                    46,600      1,357,458
========================================================================

ENVIRONMENTAL SERVICES-1.94%

Waste Management, Inc.                             93,500      2,252,415
========================================================================

FOOD RETAIL-2.36%

Kroger Co. (The)(a)                               101,400      1,691,352
------------------------------------------------------------------------
Safeway Inc.(a)                                    51,300      1,049,598
========================================================================
                                                               2,740,950
========================================================================

GENERAL MERCHANDISE STORES-1.69%

Target Corp.                                       51,700      1,956,328
========================================================================

HEALTH CARE DISTRIBUTORS-1.62%

McKesson Corp.                                     52,500      1,876,350
========================================================================

HEALTH CARE FACILITIES-1.22%

HCA Inc.                                           44,000      1,409,760
========================================================================

HEALTH CARE SERVICES-1.07%

IMS Health Inc.                                    68,800      1,237,712
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.07%

Starwood Hotels & Resorts Worldwide, Inc.          43,200      1,235,088
========================================================================

HOUSEHOLD APPLIANCES-1.58%

Black & Decker Corp. (The)                         42,100      1,829,245
========================================================================

INDUSTRIAL CONGLOMERATES-2.36%

Tyco International Ltd. (Bermuda)                 144,100      2,735,018
========================================================================

INDUSTRIAL MACHINERY-0.99%

SPX Corp.(a)                                       26,000      1,145,560
========================================================================

INVESTMENT BANKING & BROKERAGE-1.40%

Morgan Stanley                                     38,100      1,628,775
========================================================================

LIFE & HEALTH INSURANCE-1.31%

Prudential Financial, Inc.                         45,300      1,524,345
========================================================================

MANAGED HEALTH CARE-1.13%

UnitedHealth Group Inc.                            26,000      1,306,500
========================================================================

MOVIES & ENTERTAINMENT-1.29%

Walt Disney Co. (The)                              76,000      1,501,000
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS DRILLING-2.56%

Pride International, Inc.(a)                       86,700   $  1,631,694
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                60,900      1,337,973
========================================================================
                                                               2,969,667
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.82%

Cooper Cameron Corp.(a)                            17,400        876,612
------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    25,900      1,232,063
========================================================================
                                                               2,108,675
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.82%

Citigroup Inc.                                     49,300      2,110,040
========================================================================

PHARMACEUTICALS-2.28%

Pfizer Inc.                                        36,600      1,249,890
------------------------------------------------------------------------
Wyeth                                              30,700      1,398,385
========================================================================
                                                               2,648,275
========================================================================

PROPERTY & CASUALTY INSURANCE-1.52%

ACE Ltd. (Cayman Islands)                          51,400      1,762,506
========================================================================

REINSURANCE-0.52%

PartnerRe Ltd. (Bermuda)                           11,900        608,209
========================================================================

SEMICONDUCTOR EQUIPMENT-2.16%

Applied Materials, Inc.(a)                         72,300      1,146,678
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          37,100      1,358,639
========================================================================
                                                               2,505,317
========================================================================

SPECIALIZED FINANCE-1.16%

CIT Group Inc.                                     54,700      1,348,355
========================================================================

SYSTEMS SOFTWARE-2.48%

Computer Associates International, Inc.           128,800      2,869,664
========================================================================

THRIFTS & MORTGAGE FINANCE-1.26%

Fannie Mae                                         21,700      1,463,448
========================================================================
    Total Common Stocks (Cost $69,138,334)                    74,637,505
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-14.57%

AEROSPACE & DEFENSE-0.06%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $   35,000         41,310
------------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                         30,000         32,170
========================================================================
                                                                  73,480
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.05%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.14%, 03/24/28(b)                  300,000         58,092
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

AUTOMOBILE MANUFACTURERS-0.04%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04      $   50,000   $     50,802
========================================================================

BROADCASTING & CABLE TV-1.02%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          100,000        118,125
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05                20,000         22,154
------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                    50,000         66,779
------------------------------------------------------------------------
Comcast Corp.,
  Sr. Sub. Notes, 10.50%, 06/15/06                 50,000         59,500
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000        159,354
------------------------------------------------------------------------
Cox Communications, Inc.,
  Notes, 4.63%, 06/01/13                           40,000         40,240
------------------------------------------------------------------------
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        100,000        112,518
------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                  75,000         87,886
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 8.65%,
  09/15/04                                        150,000        161,452
------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18            150,000        168,774
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000        164,718
------------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                  20,000         20,647
========================================================================
                                                               1,182,147
========================================================================

CONSUMER FINANCE-0.35%

Capital One Bank, Notes, 4.88%, 05/15/08          400,000        405,812
========================================================================

DISTILLERS & VINTNERS-0.11%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 100,000        130,554
========================================================================

DIVERSIFIED BANKS-1.90%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $27,726)(c)             25,000         27,407
------------------------------------------------------------------------
Bank of America Corp.,
  Series B, Putable Sub. Medium Term Notes,
  8.57%, 11/15/04                                  50,000         68,960
------------------------------------------------------------------------
  Sub. Notes, 6.90%, 09/01/05                      70,000         78,117
------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $58,940)(c)                       50,000         57,155
------------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(d)             600,000        501,646
------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                         60,000         71,566
------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                         35,000         41,285
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $75,926)(c)             60,000         71,203
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Comerica Inc., Sub. Notes, 4.80%, 05/01/15     $  150,000   $    153,903
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                    55,000         56,035
------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12             55,000         62,557
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(d)                              140,000        111,025
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           100,000        133,446
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        175,000        174,874
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 150,000        169,269
------------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $69,825)(c)             70,000         70,083
------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 150,000        152,797
------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        200,000        206,166
========================================================================
                                                               2,207,494
========================================================================

DIVERSIFIED CAPITAL MARKETS-0.07%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                           60,000         77,561
========================================================================

ELECTRIC UTILITIES-1.48%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             20,000         22,310
------------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                    45,000         45,322
------------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $76,875)(c)                                 75,000         76,616
------------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $45,383)(c)                                 45,000         45,913
------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                  30,000         31,509
------------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           60,000         65,095
------------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $19,942)(c)             20,000         20,700
------------------------------------------------------------------------
Hydro-Quebec (Canada),
  Gtd. Floating Rate Euro Notes, 1.31%,
  09/29/49(d)                                     180,000        157,433
------------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21(e)            25,000         37,274
------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          350,000        390,148
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 3.50%, 05/15/08 (Acquired 05/13/03;
  Cost $499,205)(c)                            $  500,000   $    503,365
------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $29,956)(c)                       30,000         31,113
------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               150,000        162,273
------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(e)                                      60,000         63,506
------------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $59,884)(c)             60,000         59,459
========================================================================
                                                               1,712,036
========================================================================

ENVIRONMENTAL SERVICES-0.07%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                  75,000         85,760
========================================================================

GAS UTILITIES-0.10%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                            60,000         64,919
------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         45,000         46,985
========================================================================
                                                                 111,904
========================================================================

HEALTH CARE FACILITIES-0.05%

HCA Inc., Notes, 6.25%, 02/15/13                   55,000         56,206
========================================================================

HOMEBUILDING-0.21%

Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        240,000        248,033
========================================================================

HYPERMARKETS & SUPER CENTERS-0.08%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         85,000         95,106
========================================================================

INTEGRATED OIL & GAS-0.15%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                  50,000         59,118
------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                  45,000         49,657
------------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $59,845)(c)             60,000         58,942
========================================================================
                                                                 167,717
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.23%

AT&T Corp., Sr. Unsec. Global Notes, 7.00%,
  11/15/06                                         35,000         38,796
------------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05          15,000         17,077
------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                           65,000         72,513
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31               $   60,000   $     82,985
------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000         84,447
------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    30,000         34,987
------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               10,000         11,476
------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               170,000        183,430
------------------------------------------------------------------------
    7.13%, 01/30/06                               100,000        108,749
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Global Notes, 6.13%,
  11/15/08                                         50,000         54,450
------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05       130,000        141,163
------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            125,000        157,224
------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          400,000        441,628
========================================================================
                                                               1,428,925
========================================================================

INVESTMENT BANKING & BROKERAGE-0.44%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                    20,000         20,505
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          125,000        140,474
------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  75,000         87,556
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06           50,000         57,669
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  Series B, Medium Term Notes, 4.54%,
  03/08/05                                         40,000         41,927
------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.37%, 06/28/04(f)                        50,000         50,088
------------------------------------------------------------------------
Morgan Stanley, Sr. Global Notes, 7.75%,
  06/15/05                                        100,000        111,525
========================================================================
                                                                 509,744
========================================================================

LIFE & HEALTH INSURANCE-0.20%

John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $49,973)(c)                                      50,000         53,879
------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        135,000        150,750
------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                  25,000         28,882
========================================================================
                                                                 233,511
========================================================================

MOVIES & ENTERTAINMENT-0.26%

Viacom Inc., Global Bonds, 5.50%, 05/15/33        300,000        297,870
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MUNICIPALITIES-0.25%

Illinois (State of); Unlimited Tax Series
  2003 GO, 5.10%, 06/01/33                     $  300,000   $    295,011
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.34%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                     75,000         85,660
------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31           40,000         49,316
------------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 04/28/03; Cost
  $250,000)(c)                                    250,000        259,090
========================================================================
                                                                 394,066
========================================================================

OIL & GAS REFINING & MARKETING &
  TRANSPORTATION-0.06%

Petroleos Mexicanos (Mexico), Unsec. Unsub.
  Gtd. Global Notes, 6.50%, 02/01/05               60,000         63,885
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.88%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08               50,000         49,332
------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $299,061)(c)                                    300,000        315,192
------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $59,905)(c)                                      60,000         61,301
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        250,000        371,847
------------------------------------------------------------------------
CIT Group Inc.,
  Global Notes, 5.63%, 05/17/04                    50,000         51,648
------------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.29%, 11/25/03(f)                               75,000         75,148
------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                50,000         53,204
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 200,000        236,906
------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $47,662)(c)                                      40,000         47,783
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                            5,000          5,220
------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 02/01/06            250,000        263,720
------------------------------------------------------------------------
  Unsec. Global Notes, 6.70%, 07/16/04            135,000        140,401
------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                100,000        126,400
------------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                20,000         20,572
------------------------------------------------------------------------
    5.00%, 06/15/07                                50,000         54,480
------------------------------------------------------------------------
    6.00%, 06/15/12                                40,000         45,317
------------------------------------------------------------------------
    6.80%, 11/01/05                               335,000        374,024
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                $   90,000   $     88,571
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                                90,000         90,554
------------------------------------------------------------------------
    5.13%, 05/09/08                                70,000         69,399
------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                               300,000        304,242
------------------------------------------------------------------------
    6.38%, 01/30/04                                65,000         66,559
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            155,000        162,282
------------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        100,000        112,115
------------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09            100,000        121,075
------------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 10/15/11                    75,000         85,499
------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               20,000         20,574
------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                50,000         55,404
------------------------------------------------------------------------
    8.00%, 05/09/05                               200,000        223,146
------------------------------------------------------------------------
International Lease Finance Corp., Notes,
  5.13%, 08/01/04                                  10,000         10,383
------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 100,000        111,570
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                 180,000        217,328
------------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03;
  Cost $71,590)(c)                                 65,000         70,909
------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                        275,000        277,742
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec. Notes,
  8.25%, 06/15/05                                 100,000        112,568
========================================================================
                                                               4,492,415
========================================================================

PACKAGED FOODS & MEATS-0.07%

Kraft Foods Inc., Global Notes,
  5.63%, 11/01/11                                  30,000         32,640
------------------------------------------------------------------------
  6.25%, 06/01/12                                  40,000         45,202
========================================================================
                                                                  77,842
========================================================================

PHARMACEUTICALS-0.04%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           50,000         50,742
========================================================================

PUBLISHING-0.22%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                  75,000         89,006
------------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        150,000        169,352
========================================================================
                                                                 258,358
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REAL ESTATE-0.40%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 06/15/28            $  150,000   $    169,062
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               60,000         69,283
------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   100,000        115,310
------------------------------------------------------------------------
Simon Property Group, L.P., Notes,
  5.45%, 03/15/13 (Acquired 03/13/03;
  Cost $99,803)(c)                                100,000        105,552
========================================================================
                                                                 459,207
========================================================================

REGIONAL BANKS-0.35%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08
  (Acquired 03/19/03; Cost $346,206)(c)           350,000        357,665
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05           50,000         52,253
========================================================================
                                                                 409,918
========================================================================

SOVEREIGN DEBT-0.63%

Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000        110,214
------------------------------------------------------------------------
New Brunswick (Province of) (Canada),
  Sec. Yankee Deb., 6.75%, 08/15/13                40,000         49,705
------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                  55,000         71,698
------------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes,
    6.63%, 03/03/15                                60,000         63,975
------------------------------------------------------------------------
    4.63%, 10/08/08                                50,000         51,063
------------------------------------------------------------------------
    7.50%, 04/08/33                               120,000        127,650
------------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  6.38%, 01/16/13                                 240,000        255,000
========================================================================
                                                                 729,305
========================================================================

THRIFTS & MORTGAGE FINANCE-0.08%

Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.25%, 06/15/04                                  10,000         10,364
------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                         80,000         82,785
========================================================================
                                                                  93,149
========================================================================

TRUCKING-0.08%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                  75,000         87,722
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.30%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31             60,000         75,019
------------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                           10,000         11,037
------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  160,000        195,600
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                      $   50,000   $     61,625
========================================================================
                                                                 343,281
========================================================================
    Total Bonds & Notes (Cost $16,300,497)                    16,887,655
========================================================================

ASSET-BACKED SECURITIES-0.30%

OTHER DIVERSIFIED FINANCIAL SERVICES-0.30%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02; Cost
  $109,720)(c)                                    104,064        112,953
------------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 08/20/02; Cost
  $166,614)(c)                                    150,000        181,354
------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  PATS, 7.38%, 05/15/04 (Acquired 02/06/03;
  Cost $52,425)(c)                                 50,000         52,095
========================================================================
    Total Asset-Backed Securities (Cost
      $325,590)                                                  346,402
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-10.18%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.44%

Pass Through Ctfs.,
  6.50%, 01/01/16 to 01/01/31                     566,917        591,404
------------------------------------------------------------------------
  6.00%, 05/01/17 to 02/01/33                   1,715,413      1,780,035
------------------------------------------------------------------------
  7.00%, 07/01/29 to 10/01/31                     362,999        380,696
------------------------------------------------------------------------
  7.50%, 11/01/30 to 12/01/30                      70,477         74,924
========================================================================
                                                               2,827,059
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.17%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     248,170        263,843
------------------------------------------------------------------------
  7.00%, 02/01/16 to 03/01/32                     473,482        499,849
------------------------------------------------------------------------
  6.50%, 10/01/16 to 08/01/32                   1,188,732      1,241,679
------------------------------------------------------------------------
  6.00%, 05/01/17 to 03/01/33                   1,944,861      2,027,131
------------------------------------------------------------------------
  5.00%, 06/01/18                                 265,000        274,154
------------------------------------------------------------------------
  5.50%, 06/01/18                                 259,006        269,134
------------------------------------------------------------------------
  8.00%, 10/01/30                                  54,958         59,281
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/18                                 400,000        413,125
------------------------------------------------------------------------
  5.50%, 07/01/33                                 550,000        569,525
------------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 700,000        769,006
------------------------------------------------------------------------
  6.20%, 06/13/17                                 250,000        273,245
------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 250,000        272,597
------------------------------------------------------------------------
  5.25%, 08/01/12                                 200,000        216,896
========================================================================
                                                               7,149,465
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.57%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                  $  167,604   $    178,789
------------------------------------------------------------------------
  8.50%, 02/15/25                                  63,142         68,753
------------------------------------------------------------------------
  8.00%, 08/15/25                                  39,892         43,313
------------------------------------------------------------------------
  7.00%, 02/15/31 to 05/15/32                     607,179        641,482
------------------------------------------------------------------------
  6.50%, 05/15/31 to 01/15/32                     626,436        657,939
------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     219,905        230,692
========================================================================
                                                               1,820,968
========================================================================
    Total U.S. Government Agency Securities
      (Cost $11,666,234)                                      11,797,492
========================================================================

U.S. TREASURY SECURITIES-6.60%

U.S. TREASURY NOTES-5.64%

2.13%, 10/31/04                                 2,630,000      2,664,111
------------------------------------------------------------------------
6.75%, 05/15/05                                   200,000        220,312
------------------------------------------------------------------------
6.88%, 05/15/06                                   170,000        194,915
------------------------------------------------------------------------
6.50%, 10/15/06                                   500,000        574,610
------------------------------------------------------------------------
3.50%, 11/15/06                                   400,000        421,688
------------------------------------------------------------------------
3.25%, 08/15/07                                 1,660,000      1,732,625
------------------------------------------------------------------------
4.75%, 11/15/08                                   450,000        499,010
------------------------------------------------------------------------
3.88%, 02/15/13                                   225,000        231,644
========================================================================
                                                               6,538,915
========================================================================

U.S. TREASURY BONDS-0.96%

7.50%, 11/15/16                                   700,000        951,342
------------------------------------------------------------------------
6.25%, 08/15/23                                   135,000        165,438
========================================================================
                                                               1,116,780
========================================================================
    Total U.S. Treasury Securities (Cost $7,546,717)           7,655,695
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-4.72%

STIC Liquid Assets Portfolio(g)                 2,736,712      2,736,712
------------------------------------------------------------------------
STIC Prime Portfolio(g)                         2,736,712      2,736,712
========================================================================
    Total Money Market Funds (Cost
      $5,473,424)                                              5,473,424
========================================================================
TOTAL INVESTMENTS-100.74% (Cost $110,450,796)                116,798,173
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.74%)                           (856,829)
========================================================================
NET ASSETS-100.00%                                          $115,941,344
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs     - Certificates
Deb.     - Debentures
GO       - General Obligation Bonds
Gtd.     - Guaranteed
PATS     - Pass Through Asset Trust Securities
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $2,639,729, which represented 2.28% of the Fund's net assets. These securities are considered to be illiquid.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 06/30/03.
(e) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 06/30/03.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $110,450,796)                                $116,798,173
-----------------------------------------------------------
Receivables for:
  Investments sold                                  249,169
-----------------------------------------------------------
  Fund shares sold                                  285,251
-----------------------------------------------------------
  Dividends and interest                            387,954
-----------------------------------------------------------
Investment for deferred compensation plan             4,777
-----------------------------------------------------------
Other assets                                         14,283
===========================================================
    Total assets                                117,739,607
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,431,645
-----------------------------------------------------------
  Fund shares reacquired                            135,635
-----------------------------------------------------------
  Deferred compensation plan                          4,777
-----------------------------------------------------------
Accrued distribution fees                           141,111
-----------------------------------------------------------
Accrued trustees' fees                                   57
-----------------------------------------------------------
Accrued transfer agent fees                          49,447
-----------------------------------------------------------
Accrued operating expenses                           35,591
===========================================================
    Total liabilities                             1,798,263
===========================================================
Net assets applicable to shares outstanding    $115,941,344
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $113,714,802
-----------------------------------------------------------
Undistributed net investment income                (159,814)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (3,961,021)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      6,347,377
===========================================================
                                               $115,941,344
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 39,525,429
___________________________________________________________
===========================================================
Class B                                        $ 58,129,619
___________________________________________________________
===========================================================
Class C                                        $ 18,286,296
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           3,837,948
___________________________________________________________
===========================================================
Class B                                           5,643,426
___________________________________________________________
===========================================================
Class C                                           1,774,462
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.30
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.30 divided by
      95.25%)                                  $      10.81
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.30
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.31
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $   689,906
-------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $2,907)              348,374
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       36,059
=========================================================================
    Total investment income                                     1,074,339
=========================================================================

EXPENSES:

Advisory fees                                                     329,998
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     18,532
-------------------------------------------------------------------------
Distribution fees -- Class A                                       60,491
-------------------------------------------------------------------------
Distribution fees -- Class B                                      254,807
-------------------------------------------------------------------------
Distribution fees -- Class C                                       80,051
-------------------------------------------------------------------------
Transfer agent fees                                               165,945
-------------------------------------------------------------------------
Trustees' fees                                                      4,816
-------------------------------------------------------------------------
Other                                                              73,254
=========================================================================
    Total expenses                                              1,012,689
=========================================================================
Less: Fees waived and expenses paid indirectly                    (34,248)
=========================================================================
    Net expenses                                                  978,441
=========================================================================
Net investment income                                              95,898
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities              (615,268)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   10,203,464
=========================================================================
Net gain from investment securities                             9,588,196
=========================================================================
Net increase in net assets resulting from operations          $ 9,684,094
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $     95,898    $   480,316
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (615,268)    (3,175,000)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       10,203,464     (5,004,736)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  9,684,094     (7,699,420)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (168,757)      (294,551)
------------------------------------------------------------------------------------------
  Class B                                                          (76,035)      (179,374)
------------------------------------------------------------------------------------------
  Class C                                                          (23,541)       (55,465)
==========================================================================================
    Decrease in net assets resulting from distributions           (268,333)      (529,390)
==========================================================================================
Share transactions-net:
  Class A                                                        3,941,562     24,754,098
------------------------------------------------------------------------------------------
  Class B                                                        5,793,039     35,476,082
------------------------------------------------------------------------------------------
  Class C                                                        1,053,333     11,748,646
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               10,787,934     71,978,826
==========================================================================================
    Net increase in net assets                                  20,203,695     63,750,016
==========================================================================================

NET ASSETS:

  Beginning of period                                           95,737,649     31,987,633
==========================================================================================
  End of period                                               $115,941,344    $95,737,649
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets on the next $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.50%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has also voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $32,810.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $79,566 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $60,491, $254,807 and $80,051, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $21,127 in front-end sales commissions from the sale of Class A shares and $45, $1,613 and $657 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,384 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,359 and reductions in custodian fees of $79 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,438.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $    1,094
----------------------------------------------------------
December 31, 2010                               3,076,168
==========================================================
Total capital loss carryforward                $3,077,262
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $41,959,342 and $30,630,464, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 9,328,730
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,052,249)
===========================================================
Net unrealized appreciation of investment
  securities                                    $ 6,276,481
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $110,521,692.

NOTE 8--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2003              DECEMBER 31, 2002
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,042,265    $ 9,836,882     3,446,333    $ 34,648,200
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,594,985     15,099,151     5,478,972      54,419,155
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       557,883      5,299,151     1,909,258      19,097,434
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        16,176        156,821        28,607         280,388
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         7,173         68,214        15,991         156,480
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         2,102         20,053         5,190          50,976
====================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        67,193        651,702        46,807         451,087
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (67,200)      (651,702)      (46,781)       (451,087)
====================================================================================================================
Reacquired:
  Class A                                                      (715,844)    (6,703,843)   (1,094,279)    (10,625,577)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (924,672)    (8,722,624)   (1,910,198)    (18,648,466)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (447,813)    (4,265,871)     (732,977)     (7,399,764)
====================================================================================================================
                                                              1,132,248    $10,787,934     7,146,923    $ 71,978,826
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                                                  SEPTEMBER 28, 2001
                                                              SIX MONTHS                           (DATE OPERATIONS
                                                                ENDED           YEAR ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,          DECEMBER 31,
                                                                 2003              2002                  2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.46           $ 10.75               $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03(a)           0.11(a)               0.03(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.86             (1.28)                 0.76
====================================================================================================================
    Total from investment operations                              0.89             (1.17)                 0.79
====================================================================================================================
Less dividends from net investment income                        (0.05)            (0.12)                (0.04)
====================================================================================================================
Net asset value, end of period                                 $ 10.30           $  9.46               $ 10.75
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                   9.39%           (10.97)%                7.94%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $39,525           $32,414               $10,753
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.50%(c)          1.48%                 1.43%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.57%(c)          1.67%                 2.89%(d)
====================================================================================================================
Ratio of net investment income to average net assets              0.62%(c)          1.15%                 1.16%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                          32%               42%                    7%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $34,852,676.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                                                  SEPTEMBER 28, 2001
                                                              SIX MONTHS                           (DATE OPERATIONS
                                                                ENDED           YEAR ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,          DECEMBER 31,
                                                                 2003              2002                  2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.46           $ 10.75               $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)          0.05(a)               0.01(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.85             (1.29)                 0.77
====================================================================================================================
    Total from investment operations                              0.85             (1.24)                 0.78
====================================================================================================================
Less dividends from net investment income                        (0.01)            (0.05)                (0.03)
====================================================================================================================
Net asset value, end of period                                 $ 10.30           $  9.46               $ 10.75
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                   9.04%           (11.56)%                7.76%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $58,130           $47,597               $16,067
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.15%(c)          2.13%                 2.08%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)          2.32%                 3.54%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.03)%(c)         0.50%                 0.52%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                          32%               42%                    7%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $51,383,731.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                                               SEPTEMBER 28, 2001
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                               ENDED           YEAR ENDED        COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,       DECEMBER 31,
                                                                2003             2002                 2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.46           $ 10.75             $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)          0.05(a)            0.01(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.86             (1.29)              0.77
=================================================================================================================
    Total from investment operations                              0.86             (1.24)              0.78
=================================================================================================================
Less dividends from net investment income                        (0.01)            (0.05)             (0.03)
=================================================================================================================
Net asset value, end of period                                 $ 10.31           $  9.46             $10.75
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   9.15%           (11.57)%             7.76%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $18,286           $15,727             $5,168
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.15%(c)          2.13%              2.08%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.22%(c)          2.32%              3.54%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.03)%(c)         0.50%              0.52%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          32%               42%                 7%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $16,142,930.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                         OFFICE OF THE FUND
Frank S. Bayley           Robert H. Graham                 11 Greenway Plaza
Bruce L. Crockett         Chairman and President           Suite 100
Albert R. Dowden                                           Houston, TX 77046
Edward K. Dunn Jr.        Mark H. Williamson
Jack M. Fields            Executive Vice President         INVESTMENT ADVISOR
Carl Frischling                                            A I M Advisors, Inc.
Robert H. Graham          Kevin M. Carome                  11 Greenway Plaza
Prema Mathai-Davis        Senior Vice President            Suite 100
Lewis F. Pennock                                           Houston, TX 77046
Ruth H. Quigley           Gary T. Crum
Louis S. Sklar            Senior Vice President            TRANSFER AGENT
Mark H. Williamson                                         A I M Fund Services, Inc.
                          Dana R. Sutton                   P.O. Box 4739
                          Vice President and Treasurer     Houston, TX 77210-4739

                          Robert G. Alley                  CUSTODIAN
                          Vice President                   State Street Bank and Trust Company
                                                           225 Franklin Street
                          Stuart W. Coco                   Boston, MA 02110
                          Vice President
                                                           COUNSEL TO THE FUND
                          Melville B. Cox                  Ballard Spahr
                          Vice President                   Andrews & Ingersoll, LLP
                                                           1735 Market Street
                          Karen Dunn Kelley                Philadelphia, PA 19103
                          Vice President
                                                           COUNSEL TO THE TRUSTEES
                          Edgar M. Larsen                  Kramer, Levin, Naftalis & Frankel LLP
                          Vice President                   919 Third Avenue
                                                           New York, NY 10022
                          Nancy L. Martin
                          Secretary                        DISTRIBUTOR
                                                           A I M Distributors, Inc.
                                                           11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                                           TAX-FREE
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Libra Fund                               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund


 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual     Retirement       Annuities      College       Separately       Offshore       Alternative      Cash
Funds      Products                        Savings       Managed          Products       Investments      Management
                                           Plans         Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

AIMinvestments.com                                                    BBA-SAR-1

                                  [COVER ART]

                        AIM EUROPEAN SMALL COMPANY FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

                    AIM European Small Company Fund seeks to
                      provide long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

                                  [PIE CHART]


UNITED KINGDOM                          32.0%
OTHER                                   17.0%
GERMANY                                 10.2%
IRELAND                                 10.5%
FRANCE                                   8.5%
SPAIN                                    5.4%
ITALY                                    4.9%
BELGIUM                                  3.4%
NORWAY                                   2.9%
NETHERLANDS                              2.9%
FINLAND                                  2.3%

TOTAL NUMBER OF HOLDINGS*                106

TOTAL NET ASSETS               $38.0 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (8/31/00)             -6.17%
  1 Year                         -0.11

CLASS B SHARES
 Inception (8/31/00)             -5.90%
  1 Year                         -0.02

CLASS C SHARES
 Inception (8/31/00)             -4.92%
  1 Year                          3.85

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                            19.27%

CLASS B SHARES                            18.98

CLASS C SHARES                            18.84

MSCI EAFE--Registered Trademark-- Index    9.47
(Broad Market Index)

MSCI EUROPE SMALL-CAP INDEX               18.10
(Style-Specific Index)

LIPPER EUROPEAN FUND INDEX                10.70
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

==========================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                    TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------------------------
 1. Merloni Elettrodomestici S.p.A. (Italy)                    3.1%       1. Diversified Banks                        5.0%

 2. Puma A.G. Rudolf Dassler Sport (Germany)                   2.5        2. Household Appliances                     4.3

 3. Anglo Irish Bank Corp. PLC (Ireland)                       2.4        3. Pharmaceuticals                          3.8

 4. Mobistar S.A. (Belgium)                                    2.2        4. Leisure Products                         3.8

 5. Benfield Group PLC (Bermuda)                               1.7        5. Apparel, Accessories & Luxury Goods      3.3

 6. Bricolage (Mr.) S.A. (France)                              1.7        6. Apparel Retail                           2.9

 7. Enterprise Inns PLC (United Kingdom)                       1.6        7. Restaurants                              2.6

 8. Cattles PLC (United Kingdom)                               1.6        8. Food Distributors                        2.5

 9. Bijou Brigitte Modische Accessoires A.G. (Germany)         1.6        9. Footwear                                 2.5

10. Camaieu (France)                                           1.5       10. Insurance Brokers                        2.5

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM European Small Company Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark-- is a group of foreign securities tracked by Morgan Stanley Capital International.

o The unmanaged Lipper European Fund Index represents an average of the 30 largest European funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged MSCI Europe Small-Cap Index is a price-only index that comprises a group of small-cap European securities tracked by Morgan Stanley Capital International.

o The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.

o The MSCI All Country (AC) Asia Pacific Free ex-Japan Index is a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International. A "free" index represents investable opportunities for global investors, taking into account the local market restrictions on share ownership by foreign investors.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM European Small Company Fund for
ROBERT H.           the six months ended June 30, 2003. Important information
GRAHAM]             such as top holdings and fund performance as of the close of the reporting period appears on the opposite page. This
ON THE CURRENCY     letter will provide an overview of the markets and your
FRONT, THE U.S.     fund during the six months covered by this report.
DOLLAR REMAINED
WEAK COMPARED TO        As always, timely information about your fund and the
MANY FOREIGN        markets in general is available at our Web site,
CURRENCIES,         aiminvestments.com. From our home page, click on Products &
PARTICULARLY        Performance, then Mutual Funds, then AIM Funds, and then
THE EURO.           select the type of information you wish to view.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

                    At the start of 2003, the global economy remained sluggish as uncertainties over the war in Iraq mounted. However, as noted in many financial publications, a relatively quick resolution of the conflict during April removed that risk factor from the global economy.

    International markets, as measured by the MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), produced negative returns for the first quarter of 2003. Many foreign markets rallied, however, in April and continued to produce positive returns each month throughout the second quarter.

    European markets in particular rallied in April with the MSCI Europe Index posting a return of 13.49% for the month. The European Central Bank (ECB) reduced its benchmark interest twice in 2003: 0.25% in March and 0.50% in June. This left the euro zone benchmark rate at 2.0% at the end of the reporting period. According to the ECB's June 2003 monthly bulletin, the June rate cut was based on the outlook for price stability over the medium term, which has improved significantly since interest rates were lowered in March. The decision was in line with the ECB's monetary policy strategy, including the aim of maintaining inflation rates below but close to 2% over the medium term.

    As widely reported, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies early in the year. However, the MSCI All Country (AC) Asia Pacific Free ex-Japan Index, rallied in April and produced positive results for the six-month reporting period.

    On the currency front, the U.S. dollar remained weak compared to many foreign currencies, particularly the euro. Other currencies that gained ground on the U.S. dollar during the reporting period included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

European small-cap stocks, as represented by the MSCI Europe Small-Cap Index, outperformed their large-cap peers, measured by the MSCI Europe Index, during the reporting period. This proved a positive trend for AIM European Small Company Fund, as it is comprised primarily of European small- and micro-cap equities. Throughout the reporting period, fund managers Borge Endresen and Jason T. Holzer sought to identify companies that, in their view, are experiencing strong growth and have prospects for future long-term growth.

    As of June 30, 2003, the fund had significant exposure to the following sectors: consumer discretionary, financials and health care. Over the course of the reporting period, the fund's exposure to the financials and health care sectors increased, while its weightings in consumer staples and industrials decreased. The number of fund holdings increased over the reporting period from 85 on December 31, 2002 to 106 on June 30, 2003.

IN CLOSING

I thank you for your continued participation in AIM European Small Company Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.57%

BELGIUM-3.35%

Colruyt N.V. (Food Retail)                       6,200    $   429,786
---------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                  20,500        844,850
=====================================================================
                                                            1,274,636
=====================================================================

BERMUDA-1.73%

Benfield Group PLC (Insurance Brokers)
  (Acquired 06/13/03; Cost $586,443)(a)(b)     140,600        656,333
=====================================================================

CROATIA-0.57%

Pliva d.d.-GDR (Pharmaceuticals) (Acquired
  11/14/02-05/19/03; Cost $214,204)(b)(c)(d)    15,700        216,660
=====================================================================

CZECH REPUBLIC-0.61%

Komercni Banka A.S. (Diversified Banks)          3,200        231,352
=====================================================================

DENMARK-1.90%

Jyske Bank A.S. (Diversified Banks)(a)           5,100        206,334
---------------------------------------------------------------------
Novozymes A.S.-Class B (Specialty
  Chemicals)(a)                                  6,700        186,942
---------------------------------------------------------------------
Topdanmark A.S. (Multi-Line Insurance)(a)        8,950        328,106
=====================================================================
                                                              721,382
=====================================================================

FINLAND-2.31%

Marimekko Oyj (Apparel, Accessories & Luxury
  Goods)                                        24,200        183,360
---------------------------------------------------------------------
Nokian Renkaat Oyj (Tires & Rubber)              8,200        423,015
---------------------------------------------------------------------
Vacon Oyj (Electrical Components & Equipment)   28,100        270,182
=====================================================================
                                                              876,557
=====================================================================

FRANCE-8.47%

Bonduelle S.C.A. (Packaged Foods & Meats)        2,550        204,075
---------------------------------------------------------------------
Bricolage (Mr.) S.A. (Home Improvement
  Retail)                                       22,869        649,915
---------------------------------------------------------------------
Camaieu (Apparel Retail)                        10,100        574,529
---------------------------------------------------------------------
Gifi (General Merchandise Stores)                7,100        338,472
---------------------------------------------------------------------
Ipsos (Advertising)                              3,000        186,716
---------------------------------------------------------------------
SEB S.A. (Household Appliances)                  2,600        229,632
---------------------------------------------------------------------
SMOBY S.A. (Leisure Products)                    2,500        109,392
---------------------------------------------------------------------
Stallergenes (Biotechnology)                     8,800        388,811
---------------------------------------------------------------------
Trigano (Leisure Products)(a)                    8,600        282,926
---------------------------------------------------------------------
UBI Soft Entertainment S.A. (Home
  Entertainment Software)(a)                     9,700        187,090
---------------------------------------------------------------------
Vet' Affaires (Apparel Retail)                   1,000         67,248
=====================================================================
                                                            3,218,806
=====================================================================

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------


GERMANY-10.16%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)          6,700    $   593,905
---------------------------------------------------------------------
Boewe Systec A.G. (Office Electronics)(a)        7,800        262,266
---------------------------------------------------------------------
Draegerwerk A.G.-Pfd. (Health Care Equipment)    2,600        107,032
---------------------------------------------------------------------
Freenet.de A.G. (Internet Software &
  Services)(a)                                   4,850        191,558
---------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 07/26/01-05/19/03; Cost
  $305,922)(b)                                   9,460        942,261
---------------------------------------------------------------------
Schwarz Pharma A.G. (Pharmaceuticals)(a)         7,400        284,605
---------------------------------------------------------------------
Singulus Technologies A.G. (Industrial
  Machinery)(a)                                  9,200        159,754
---------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)        4,300        274,310
---------------------------------------------------------------------
Vossloh A.G. (Construction & Farm Machinery &
  Heavy Trucks)                                  8,800        316,662
---------------------------------------------------------------------
W.E.T. Automotive Systems A.G. (Auto Parts &
  Equipment)(a)                                  4,960        307,618
---------------------------------------------------------------------
Zapf Creation A.G. (Leisure Products)           11,300        421,587
=====================================================================
                                                            3,861,558
=====================================================================

GREECE-0.72%

Hyatt Regency Hotels & Tourism S.A. (Hotels,
  Resorts & Cruise Lines)                       30,700        272,910
=====================================================================

HUNGARY-0.79%

Gedeon Richter Rt. (Pharmaceuticals)(a)          4,250        300,617
=====================================================================

IRELAND-10.45%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)                                       103,400        916,801
---------------------------------------------------------------------
DCC PLC (Industrial Conglomerates)              27,100        365,106
---------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)               3,800        296,454
---------------------------------------------------------------------
First Active PLC (Diversified Banks)            47,500        237,929
---------------------------------------------------------------------
Fyffes PLC (Food Distributors)                 267,700        422,311
---------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(e)                             119,880        531,461
---------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)          47,500        407,487
---------------------------------------------------------------------
ICON PLC-ADR (Health Care Services)(a)           5,500        175,010
---------------------------------------------------------------------
Jurys Doyle Hotel Group PLC (Hotels, Resorts
  & Cruise Lines)                               12,400        120,369
---------------------------------------------------------------------


                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
IRELAND-(CONTINUED)

Paddy Power PLC (Casinos & Gaming)              28,200    $   174,052
---------------------------------------------------------------------
United Drug PLC (Health Care Distributors)      20,300        324,919
=====================================================================
                                                            3,971,899
=====================================================================

ITALY-4.91%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)                                      6,800        261,137
---------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                   78,897      1,170,147
---------------------------------------------------------------------
Mondo TV S.p.A. (Movies & Entertainment)(a)      5,700        196,906
---------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)                                   66,000        235,597
=====================================================================
                                                            1,863,787
=====================================================================

NETHERLANDS-2.90%

Sligro Food Group N.V. (Food Distributors)      11,300        531,798
---------------------------------------------------------------------
Trader Classified Media N.V.-Class A
  (Advertising)(a)                              21,300        188,857
---------------------------------------------------------------------
Versatel Telecom International N.V.
  (Integrated Telecommunication Services)(a)   292,800        380,990
=====================================================================
                                                            1,101,645
=====================================================================

NORWAY-2.94%

Aktiv Kapital A.S.A. (Specialized Finance)      60,875        401,283
---------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)               24,200        324,086
---------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                      35,000        393,433
=====================================================================
                                                            1,118,802
=====================================================================

SPAIN-5.44%

Baron de Ley, S.A. (Distillers & Vintners)(a)   15,100        537,104
---------------------------------------------------------------------
Compania de Distribucion Integral Logista,
  S.A. (Distributors)                           16,100        385,614
---------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                    37,000        396,231
---------------------------------------------------------------------
Gamesa Corporacion Tecnologica, S.A.
  (Electric Utilities)                          10,100        226,206
---------------------------------------------------------------------
Miquel y Costas & Miquel, S.A. (Paper
  Products)                                     16,500        522,493
=====================================================================
                                                            2,067,648
=====================================================================

SWEDEN-2.07%

Axfood A.B. (Food Retail)                       14,800        269,731
---------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 24,550        304,434
---------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    28,100        212,945
=====================================================================
                                                              787,110
=====================================================================

SWITZERLAND-2.26%

Actelion Ltd. (Biotechnology)(a)                 2,650        176,902
---------------------------------------------------------------------
Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-05/19/03; Cost
  $348,826)(a)(b)                                1,850        499,056
---------------------------------------------------------------------
Geberit A.G. (Building Products)                   595        183,626
=====================================================================
                                                              859,584
=====================================================================

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

UNITED KINGDOM-31.99%

Acambis PLC (Biotechnology)(a)                  49,000    $   299,304
---------------------------------------------------------------------
Alba PLC (Consumer Electronics)                 36,100        301,779
---------------------------------------------------------------------
Albemarle & Bond Holdings PLC (Consumer
  Finance)                                     213,200        258,938
---------------------------------------------------------------------
Alexon Group PLC (Apparel, Accessories &
  Luxury Goods)                                110,100        472,038
---------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)         36,300        259,585
---------------------------------------------------------------------
Belhaven Group PLC (The) (Brewers)              33,000        199,523
---------------------------------------------------------------------
Bell Group PLC (Electronic Equipment
  Manufacturers)(a)                            100,000        206,919
---------------------------------------------------------------------
Blacks Leisure Group PLC (Specialty
  Stores)(a)                                    52,500        230,970
---------------------------------------------------------------------
Brown & Jackson PLC (General Merchandise
  Stores)(a)                                   143,300        215,863
---------------------------------------------------------------------
Cattles PLC (Consumer Finance)                 111,200        597,323
---------------------------------------------------------------------
Character Group PLC (Leisure Products)         148,000        219,268
---------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)          54,700        377,131
---------------------------------------------------------------------
Domino Printing Sciences PLC (Industrial
  Machinery)                                   113,000        317,993
---------------------------------------------------------------------
Domino's Pizza UK & IRL PLC (Restaurants)      193,100        370,792
---------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               45,400        610,241
---------------------------------------------------------------------
French Connection Group PLC (Apparel Retail)    12,700        260,684
---------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)            44,700        385,139
---------------------------------------------------------------------
GAME GROUP PLC (Computer & Electronics
  Retail)                                      281,000        266,300
---------------------------------------------------------------------
Hornby PLC (Leisure Products)                   32,500        410,270
---------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)       26,100        491,885
---------------------------------------------------------------------
iSOFT Group PLC (Application Software)          53,800        258,268
---------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                      28,100        280,255
---------------------------------------------------------------------
Johnston Press PLC (Publishing)                 45,800        328,379
---------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)                                      82,600        371,911
---------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)     33,281        277,872
---------------------------------------------------------------------
Majestic Wine PLC (Specialty Stores)            17,900        188,155
---------------------------------------------------------------------
McBride PLC (Household Products)               325,200        516,787
---------------------------------------------------------------------
Paragon Group Cos. PLC (Thrifts & Mortgage
  Finance)                                      52,900        246,066
---------------------------------------------------------------------
Peacock Group PLC (Apparel Retail)              82,500        182,453
---------------------------------------------------------------------
PHS Group PLC (Diversified Commercial
  Services)(a)                                 156,000        196,258
---------------------------------------------------------------------
RPS Group PLC (Environmental Services)         237,700        537,096
---------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)         45,100        350,885
---------------------------------------------------------------------
Telecom plus PLC (Integrated
  Telecommunication Services)                   79,300        277,254
---------------------------------------------------------------------
Topps Tiles PLC (Home Improvement Retail)       45,400        281,072
---------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                      49,200        418,211
---------------------------------------------------------------------
Victrex PLC (Specialty Chemicals)               56,950        299,786
---------------------------------------------------------------------


                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Wellington Underwriting PLC (Property &
  Casualty Insurance)(a)                        89,000    $   151,236
---------------------------------------------------------------------
Wimpey (George) PLC (Homebuilding)              49,000        239,281
=====================================================================
                                                           12,153,170
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $28,251,104)                         35,554,456
=====================================================================

                                               PRINCIPAL
                                                AMOUNT

U.S. TREASURY BILLS-1.32%

  0.90%, 09/18/03 (Cost $499,013)(f)           $500,000        499,013
======================================================================

                                                SHARES

MONEY MARKET FUNDS-3.08%

STIC Liquid Assets Portfolio(g)                 585,758        585,758
----------------------------------------------------------------------
STIC Prime Portfolio(g)                         585,758        585,758
======================================================================
    Total Money Market Funds (Cost
      $1,171,516)                                            1,171,516
======================================================================
TOTAL INVESTMENTS-97.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $29,921,633)                37,224,985
======================================================================

                                                            MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.22%

STIC Liquid Assets Portfolio(g)(h)             464,080    $   464,080
=====================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $464,080)                                         464,080
=====================================================================
TOTAL INVESTMENTS-99.19% (Cost $30,385,713)                37,689,065
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.81%                           307,314
=====================================================================
NET ASSETS-100.00%                                        $37,996,379
_____________________________________________________________________
=====================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $2,314,310, which represented 6.09% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The market value of this security at 06/30/03 represented 0.57% of the Fund's net assets.
(e) Consists of more than one class of securities traded together as a unit.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $30,385,713)*   $37,689,065
--------------------------------------------------------------
Foreign currencies, at value (cost $284,278)           282,323
--------------------------------------------------------------
Receivables for:
  Investments sold                                     454,636
--------------------------------------------------------------
  Fund shares sold                                     476,573
--------------------------------------------------------------
  Dividends                                             78,565
--------------------------------------------------------------
  Due from advisor                                      57,000
--------------------------------------------------------------
Investment for deferred compensation plan               11,378
--------------------------------------------------------------
Other assets                                            21,606
==============================================================
    Total assets                                    39,071,146
______________________________________________________________
==============================================================

LIABILITIES:

Payables for:
  Investments purchased                                365,839
--------------------------------------------------------------
  Fund shares reacquired                               141,561
--------------------------------------------------------------
  Deferred compensation plan                            11,378
--------------------------------------------------------------
  Collateral upon return of securities loaned          464,080
--------------------------------------------------------------
Accrued distribution fees                               29,575
--------------------------------------------------------------
Accrued transfer agent fees                             15,593
--------------------------------------------------------------
Accrued operating expenses                              46,741
==============================================================
    Total liabilities                                1,074,767
==============================================================
Net assets applicable to shares outstanding        $37,996,379
______________________________________________________________
==============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                      $38,654,417
--------------------------------------------------------------
Undistributed net investment income                     43,059
--------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  futures contracts                                 (8,004,983)
--------------------------------------------------------------
Unrealized appreciation of investment securities
  and foreign currencies                             7,303,886
==============================================================
                                                   $37,996,379
______________________________________________________________
==============================================================

NET ASSETS:

Class A                                            $29,676,357
______________________________________________________________
==============================================================
Class B                                            $ 5,550,882
______________________________________________________________
==============================================================
Class C                                            $ 2,769,140
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                              3,374,939
______________________________________________________________
==============================================================
Class B                                                642,048
______________________________________________________________
==============================================================
Class C                                                320,451
______________________________________________________________
==============================================================
Class A:
  Net asset value per share                        $      8.79
--------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.79 divided by 94.50%)   $      9.30
______________________________________________________________
==============================================================
Class B:
  Net asset value and offering price per share     $      8.65
______________________________________________________________
==============================================================
Class C:
  Net asset value and offering price per share     $      8.64
______________________________________________________________
==============================================================

* At June 30, 2003, securities with an aggregate market value of $441,049 were on loan to brokers.

See Notes to Financial Statements.
                                       F-4

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $37,355)         $  314,638
------------------------------------------------------------------------
Dividends from affiliated money market funds                      10,264
------------------------------------------------------------------------
Interest                                                             482
------------------------------------------------------------------------
Security lending income                                            1,608
========================================================================
    Total investment income                                      326,992
========================================================================

EXPENSES:

Advisory fees                                                    117,964
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                   125,420
------------------------------------------------------------------------
Distribution fees -- Class A                                      31,063
------------------------------------------------------------------------
Distribution fees -- Class B                                      24,387
------------------------------------------------------------------------
Distribution fees -- Class C                                      11,034
------------------------------------------------------------------------
Interest                                                             661
------------------------------------------------------------------------
Transfer agent fees                                               44,302
------------------------------------------------------------------------
Trustees' fees                                                     4,506
------------------------------------------------------------------------
Professional fees                                                 22,487
------------------------------------------------------------------------
Other                                                             31,230
========================================================================
    Total expenses                                               437,849
========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                    (166,744)
========================================================================
    Net expenses                                                 271,105
========================================================================
Net investment income                                             55,887
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                          156,691
------------------------------------------------------------------------
  Foreign currencies                                             (66,093)
------------------------------------------------------------------------
  Futures contracts                                               34,782
========================================================================
                                                                 125,380
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        4,363,586
------------------------------------------------------------------------
  Foreign currencies                                                (555)
========================================================================
                                                               4,363,031
========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            4,488,411
========================================================================
Net increase in net assets resulting from operations          $4,544,298
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    55,887    $  (159,922)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                      125,380     (3,641,173)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           4,363,031      2,004,221
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 4,544,298     (1,796,874)
=========================================================================================
Share transactions-net:
  Class A                                                      12,796,999      7,577,888
-----------------------------------------------------------------------------------------
  Class B                                                        (959,526)     4,168,394
-----------------------------------------------------------------------------------------
  Class C                                                         272,209      1,002,947
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              12,109,682     12,749,229
=========================================================================================
    Net increase in net assets                                 16,653,980     10,952,355
=========================================================================================

NET ASSETS:

  Beginning of period                                          21,342,399     10,390,044
=========================================================================================
  End of period                                               $37,996,379    $21,342,399
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds of which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $117,964 and reimbursed expenses of $48,442.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $22,583 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $31,063, $24,387 and $11,034, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $2,281 in front-end sales commissions from the sale of Class A shares and $740, $0 and $316 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,368 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $330 and reductions in custodian fees of $8 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $338.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $441,049 were on loan to brokers. The loans were secured by cash collateral of $464,080 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2003, the Fund received fees of $1,608 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                              $  220,935
----------------------------------------------------------
December 31, 2009                               3,926,995
----------------------------------------------------------
December 31, 2010                               3,518,112
==========================================================
Total capital loss carryforward                $7,666,042
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $24,575,203 and $14,113,564, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $7,377,895
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (111,684)
===========================================================
Net unrealized appreciation of investment
  securities                                     $7,266,211
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $30,422,854.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,893,497    $ 30,861,838     3,539,416    $ 27,415,985
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         93,058         755,358     1,525,491      11,870,378
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,271,604       9,705,954       742,433       5,614,529
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          5,561          42,936        27,392         208,822
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (5,647)        (42,936)      (27,627)       (208,822)
======================================================================================================================
Reacquired:
  Class A                                                     (2,368,950)    (18,107,775)   (2,690,785)    (20,046,919)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (227,463)     (1,671,948)   (1,041,846)     (7,493,162)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,234,055)     (9,433,745)     (612,283)     (4,611,582)
======================================================================================================================
                                                               1,427,605    $ 12,109,682     1,462,191    $ 12,749,229
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                                             AUGUST 31,
                                                                                                                2000
                                                              SIX MONTHS          YEAR ENDED              (DATE OPERATIONS
                                                                ENDED            DECEMBER 31,              COMMENCED) TO
                                                               JUNE 30,     ----------------------          DECEMBER 31,
                                                                 2003        2002           2001                2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  7.37      $  7.19        $  9.17             $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02        (0.04)(a)      (0.05)(a)          (0.04)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.40         0.22          (1.93)             (0.74)
==========================================================================================================================
    Total from investment operations                              1.42         0.18          (1.98)             (0.78)
==========================================================================================================================
Less dividends from net investment income                           --           --             --              (0.05)
==========================================================================================================================
Net asset value, end of period                                 $  8.79      $  7.37        $  7.19             $ 9.17
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  19.27%        2.50%        (21.59)%            (7.84)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $29,676      $13,597        $ 6,969             $8,606
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.00%(c)     2.01%          2.01%              2.07%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.34%(c)     3.05%          4.65%              6.28%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.63%(c)    (0.51)%        (0.61)%            (1.28)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          61%         119%           152%                25%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $17,897,427.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                                          AUGUST 31,
                                                                                                             2000
                                                              SIX MONTHS         YEAR ENDED            (DATE OPERATIONS
                                                                ENDED           DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,     --------------------         DECEMBER 31,
                                                                 2003        2002         2001               2000
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.27      $ 7.15       $  9.17            $10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)      (0.09)(a)     (0.10)(a)         (0.06)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.38        0.21         (1.92)            (0.74)
=======================================================================================================================
    Total from investment operations                              1.38        0.12         (2.02)            (0.80)
=======================================================================================================================
Less dividends from net investment income                           --          --            --             (0.03)
=======================================================================================================================
Net asset value, end of period                                  $ 8.65      $ 7.27       $  7.15            $ 9.17
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  18.98%       1.68%       (22.03)%           (7.99)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,551      $5,689       $ 2,330            $2,851
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)    2.66%         2.71%             2.77%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.99%(c)    3.70%         5.36%             6.98%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.02)%(c)  (1.16)%       (1.31)%           (1.98)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                          61%        119%          152%               25%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,917,813.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                                            AUGUST 31,
                                                                                                               2000
                                                              SIX MONTHS         YEAR ENDED              (DATE OPERATIONS
                                                                ENDED           DECEMBER 31,              COMMENCED) TO
                                                               JUNE 30,     ---------------------          DECEMBER 31,
                                                                 2003        2002          2001                2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.27      $ 7.14        $  9.17             $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)      (0.09)(a)      (0.10)(a)          (0.06)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.37        0.22          (1.93)             (0.74)
=========================================================================================================================
    Total from investment operations                              1.37        0.13          (2.03)             (0.80)
=========================================================================================================================
Less dividends from net investment income                           --          --             --              (0.03)
=========================================================================================================================
Net asset value, end of period                                  $ 8.64      $ 7.27        $  7.14             $ 9.17
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  18.84%       1.82%        (22.14)%            (7.99)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,769      $2,057        $ 1,091             $1,073
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)    2.66%          2.71%              2.77%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.99%(c)    3.70%          5.36%              6.98%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.02)%(c)  (1.16)%        (1.31)%            (1.98)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          61%        119%           152%                25%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,225,149.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                         OFFICE OF THE FUND
Frank S. Bayley         Robert H. Graham                 11 Greenway Plaza
Bruce L. Crockett       Chairman and President           Suite 100
Albert R. Dowden                                         Houston, TX 77046
Edward K. Dunn Jr.      Mark H. Williamson
Jack M. Fields          Executive Vice President         INVESTMENT ADVISOR
Carl Frischling                                          A I M Advisors, Inc.
Robert H. Graham        Kevin M. Carome                  11 Greenway Plaza
Prema Mathai-Davis      Senior Vice President            Suite 100
Lewis F. Pennock                                         Houston, TX 77046
Ruth H. Quigley         Gary T. Crum
Louis S. Sklar          Senior Vice President            TRANSFER AGENT
Mark H. Williamson                                       A I M Fund Services, Inc.
                        Dana R. Sutton                   P.O. Box 4739
                        Vice President and Treasurer     Houston, TX 77210-4739

                        Robert G. Alley                  CUSTODIAN
                        Vice President                   State Street Bank and Trust Company
                                                         225 Franklin Street
                        Stuart W. Coco                   Boston, MA 02110
                        Vice President
                                                         COUNSEL TO THE FUND
                        Melville B. Cox                  Ballard Spahr
                        Vice President                   Andrews & Ingersoll, LLP
                                                         1735 Market Street
                        Karen Dunn Kelley                Philadelphia, PA 19103
                        Vice President
                                                         COUNSEL TO THE TRUSTEES
                        Edgar M. Larsen                  Kramer, Levin, Naftalis & Frankel LLP
                        Vice President                   919 Third Avenue
                                                         New York, NY 10022
                        Nancy L. Martin
                        Secretary                        DISTRIBUTOR
                                                         A I M Distributors, Inc.
                                                         11 Greenway Plaza
                                                         Suite 100
                                                         Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund                                 TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                    AIM Global Value Fund(4)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund            AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                         TAX-FREE
AIM Large Cap Growth Fund                          SECTOR EQUITY
AIM Libra Fund                                                                          AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund              AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)               AIM Global Science and Technology Fund
AIM Opportunities II Fund(2)              AIM Global Utilities Fund
AIM Opportunities III Fund(2)             AIM New Technology Fund
AIM Premier Equity Fund                   AIM Real Estate Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement    Annuities    College    Separately    Offshore    Alternative    Cash
Funds    Products                   Savings    Managed       Products    Investments    Management
                                    Plans      Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                         YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                    ESC-SAR-1

                                  [COVER ART]


                            AIM GLOBAL UTILITIES FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

         AIM Global Utilities Fund seeks to achieve a high total return.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC -- INSURED MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE


                                    [PIE CHART]

CASH & OTHER                                 4%
BONDS & NOTES                                7%
EQUITY, INTERNATIONAL                       19%
EQUITY, DOMESTIC                            70%

TOTAL NUMBER OF HOLDINGS*                   61

         Equity holdings                    52
         Fixed income holdings               9

TOTAL NET ASSETS                $153.8 million


================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (1/19/88)               7.52%
   10 Years                        2.90
    5 Years                       -5.29
    1 Year                        -9.30

CLASS B SHARES
 Inception (9/1/93)                2.31%
   5 Years                        -5.22
   1 Year                         -9.33

CLASS C SHARES
 Inception (8/4/97)               -1.29%
   5 Years                        -4.94
   1 Year                         -5.62

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                       9.34%

CLASS B SHARES                       9.03

CLASS C SHARES                       8.94

S&P 500 INDEX                       11.75
(Broad Market Index)

LIPPER UTILITY FUND INDEX           12.31
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.


===================================================================================================================================
TOP 10 EQUITY HOLDINGS*                       TOP INDUSTRIES*                                       TOP COUNTRIES
-----------------------------------------------------------------------------------------------------------------------------------

 1. FPL Group, Inc.                 5.7%       1. Electric Utilities                  53.5%          1. United States        76.5%

 2. Pinnacle West Capital Corp.     4.3        2. Multi-Utilities & Unregulated Power 13.3           2. United Kingdom        9.9

 3. Southern Co. (The)              4.3        3. Integrated Telecommunication        12.2           3. Spain                 4.8
                                                    Services
 4. Energy East Corp.               4.1                                                              4. Italy                 3.8
                                               4. Gas Utilities                       10.5
 5. DTE Energy Co.                  3.6                                                              5. Germany               2.0
                                               5. Water Utilities                      3.1
 6. NiSource Inc.                   3.6                                                              6. France                1.4
                                               6. Wireless Telecommunication           1.7
 7. Verizon Communications Inc.     3.3            Services                                          7. Greece                1.1

 8. BellSouth Corp.                 2.7        7. Diversified Metals & Mining          1.5           8. Canada                0.5

 9. Endesa, S.A. (Spain)            2.5        8. Integrated Oil & Gas                 0.7

10. Kelda Group PLC                 2.5
     (United Kingdom)

*  Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================


ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o Effective July 1, 2003, after the close of the reporting period, Jeffrey G. Morris became the manager of the fund.

o AIM Global Utilities Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lipper Utility Fund Index represents an average of the 10 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE(R)) is a group of foreign securities tracked by Morgan Stanley Capital International.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    DEAR SHAREHOLDER:

[PHOTO OF           This is your report on AIM Global Utilities Fund for the six
ROBERT H            months ended June .30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund during
DESPITE ECONOMIC    the six months covered by this report.
SLUGGISHNESS,
DOMESTIC EQUITY         As always, timely information about your fund and the
MARKETS PERFORMED   markets in general is available at our Web site,
WELL, PARTICULARLY  aiminvestments.com. From our home page, click on Products
DURING THE SECOND   and Performance, then Mutual Funds, then AIM funds, and then
HALF OF THE         select the type of information you wish to view.
REPORTING PERIOD.
ROBERT H. GRAHAM    MARKET CONDITIONS

Economic sluggishness continued in the United States during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

     Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%.

     The pattern was similar overseas. For example, both the European Central Bank and the Bank of Japan noted slow growth in a number of overseas economies. International markets, as measured by the MSCI Europe, Australasia and the Far East Index (the EAFE(R)), produced negative returns for the first quarter of 2003. Many foreign markets rallied, however, in April and continued to produce positive returns each month throughout the second quarter.

     On the currency front, the U.S. dollar remained weak compared to many foreign currencies, particularly the euro. Other currencies that gained ground on the U.S. dollar during the reporting period included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

AIM Global Utilities Fund's Class A shares returned 9.34% at net asset value for the six months ended June 30, 2003. The fund's portfolio management team during the reporting period, consisting of Robert G. Alley, Claude C. Cody IV, Jan H. Friedli, Craig A. Smith and Meggan M. Walsh, continued investing in securities of domestic and foreign utility companies, emphasizing firms they judged to have dependable dividends and relatively secure income streams.

     Reversing 2002's trend, utilities that derived most of their revenues from regulated markets underperformed those with more deregulated business during this period, undermining fund results. Rising natural gas prices hampered the profitability of many electric utilities. After passage of the Jobs and Growth Tax Relief Reconciliation Act, which reduced the tax rate on corporate dividends, investors rushed to purchase utility stocks. Those with the highest yields or the highest dividend growth potential performed best.

     As the reporting period ended, utility holdings made up approximately 80% of the fund's assets and telecommunications holdings about 14%.

IN CLOSING

I thank you for your continued participation in AIM Global Utilities Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-70.26%

DIVERSIFIED METALS & MINING-1.46%

Peabody Energy Corp.                               66,700   $  2,240,453
========================================================================

ELECTRIC UTILITIES-45.16%

American Electric Power Co., Inc.                  63,600      1,897,188
------------------------------------------------------------------------
CenterPoint Energy, Inc.                          105,000        855,750
------------------------------------------------------------------------
Cinergy Corp.                                      47,000      1,729,130
------------------------------------------------------------------------
CMS Energy Corp.(a)                                92,000        745,200
------------------------------------------------------------------------
Consolidated Edison, Inc.                          65,000      2,813,200
------------------------------------------------------------------------
Constellation Energy Group, Inc.                   86,500      2,966,950
------------------------------------------------------------------------
Dominion Resources, Inc.                           28,000      1,799,560
------------------------------------------------------------------------
DTE Energy Co.                                    143,000      5,525,520
------------------------------------------------------------------------
Edison International(a)                            55,500        911,865
------------------------------------------------------------------------
Entergy Corp.                                      62,000      3,272,360
------------------------------------------------------------------------
Exelon Corp.                                       59,000      3,528,790
------------------------------------------------------------------------
FirstEnergy Corp.                                  90,000      3,460,500
------------------------------------------------------------------------
FPL Group, Inc.                                   132,000      8,824,200
------------------------------------------------------------------------
Northeast Utilities                               134,000      2,243,160
------------------------------------------------------------------------
OGE Energy Corp.                                  106,000      2,265,220
------------------------------------------------------------------------
PG &E Corp.(a)                                     77,000      1,628,550
------------------------------------------------------------------------
Pinnacle West Capital Corp.                       175,000      6,553,750
------------------------------------------------------------------------
PPL Corp.                                          75,000      3,225,000
------------------------------------------------------------------------
Progress Energy, Inc.                              36,500      1,602,350
------------------------------------------------------------------------
Public Service Enterprise Group Inc.               63,600      2,687,100
------------------------------------------------------------------------
Southern Co. (The)                                209,700      6,534,252
------------------------------------------------------------------------
TXU Corp.                                          86,500      1,941,925
------------------------------------------------------------------------
Wisconsin Energy Corp.                             84,000      2,436,000
========================================================================
                                                              69,447,520
========================================================================

GAS UTILITIES-9.50%

KeySpan Corp.                                      80,000      2,836,000
------------------------------------------------------------------------
Kinder Morgan, Inc.                                37,200      2,032,980
------------------------------------------------------------------------
NiSource Inc.                                     290,000      5,510,000
------------------------------------------------------------------------
Peoples Energy Corp.                               44,000      1,887,160
------------------------------------------------------------------------
Sempra Energy                                      82,000      2,339,460
========================================================================
                                                              14,605,600
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-7.43%

BellSouth Corp.                                   154,100      4,103,683
------------------------------------------------------------------------
SBC Communications Inc.                            88,000      2,248,400
------------------------------------------------------------------------
Verizon Communications Inc.                       128,662      5,075,716
========================================================================
                                                              11,427,799
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-6.14%

Energy East Corp.                                 306,200   $  6,356,712
------------------------------------------------------------------------
Equitable Resources, Inc.                          22,100        900,354
------------------------------------------------------------------------
ONEOK, Inc.                                        61,000      1,197,430
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                        161,663        990,994
========================================================================
                                                               9,445,490
========================================================================

WATER UTILITIES-0.57%

Philadelphia Suburban Corp.                        36,000        877,680
========================================================================
    Total Domestic Common Stocks (Cost
      $96,975,929)                                           108,044,542
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-19.09%

FRANCE-1.37%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                           67,750      1,081,276
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)                   6,800      1,030,454
========================================================================
                                                               2,111,730
========================================================================

GERMANY-1.97%

E.ON A.G. (Electric Utilities)                     58,880      3,035,420
========================================================================

GREECE-1.05%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost
  $1,008,054)(b)(c)(d)                             89,300      1,616,471
========================================================================

ITALY-3.83%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99; Cost
  $3,909,910)(b)                                  428,800      2,024,429
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01; Cost $621,491)(b)           247,600        975,081
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                     526,700      2,892,981
========================================================================
                                                               5,892,491
========================================================================

SPAIN-4.84%

Endesa, S.A. (Electric Utilities)                 227,000      3,811,073
------------------------------------------------------------------------
Endesa, S.A.-ADR (Electric Utilities)              39,600        645,480
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  255,743      2,977,274
========================================================================
                                                               7,433,827
========================================================================

UNITED KINGDOM-6.03%

Kelda Group PLC (Water Utilities)                 538,407      3,810,103
------------------------------------------------------------------------
National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                              202,526      1,377,883
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                              151,936      1,481,378
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,034,218      2,028,712
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      29,200   $    573,780
========================================================================
                                                               9,271,856
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $29,865,328)                            29,361,795
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-7.03%

ELECTRIC UTILITIES-2.44%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05         $  750,000   $    836,617
------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(e)           750,000        833,393
------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          500,000        557,355
------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               750,000        811,365
------------------------------------------------------------------------
Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                          650,000        720,063
========================================================================
                                                               3,758,793
========================================================================

GAS UTILITIES-0.32%

Consolidated Natural Gas Co., Unsec. Deb.,
  6.63%, 12/01/08                                 420,000        490,762
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.97%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         750,000        853,853
------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06              550,000        631,158
========================================================================
                                                               1,485,011
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES & UNREGULATED POWER-3.30%

National Grid Co. PLC (United Kingdom), Conv.
  Bonds, 4.25%, 02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)(d)(f)               GBP   2,760,000   $  5,080,116
========================================================================
    Total Bonds & Notes (Cost $10,227,446)                    10,814,682
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-3.32%

STIC Liquid Assets Portfolio(g)                 2,549,104      2,549,104
------------------------------------------------------------------------
STIC Prime Portfolio(g)                         2,549,104      2,549,104
========================================================================
    Total Money Market Funds (Cost
      $5,098,208)                                              5,098,208
========================================================================
TOTAL INVESTMENTS-99.70% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $142,166,911)                153,319,227
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.52%

STIC Liquid Assets Portfolio(g)(h)              9,625,472      9,625,472
------------------------------------------------------------------------
STIC Prime Portfolio(g)(h)                      9,625,472      9,625,472
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $19,250,944)                                      19,250,944
========================================================================
TOTAL INVESTMENTS-112.22% (Cost $161,417,855)                172,570,171
========================================================================
OTHER ASSETS LESS LIABILITIES-(12.22%)                       (18,791,308)
========================================================================
NET ASSETS-100.00%                                          $153,778,863
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
Conv.    - Convertible
Deb.     - Debentures
GBP      - British Pound Sterling
GDR      - Global Depositary Receipt
Gtd.     - Guaranteed
Sr.      - Senior
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $9,696,097, which represented 6.31% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $6,696,587, which represented 4.35% of the Fund's net assets.
(e) Principal and interest are secured by bond insurance provided by MBIA Insurance Co.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $161,417,855)*                               $172,570,171
-----------------------------------------------------------
Foreign currencies, at value (cost $4,148)            4,184
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  206,555
-----------------------------------------------------------
  Investments matured (Note 9)                      257,898
-----------------------------------------------------------
  Dividends and interest                            641,389
-----------------------------------------------------------
Investment for deferred compensation plan            44,697
-----------------------------------------------------------
Other assets                                         21,182
===========================================================
     Total assets                               173,746,076
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            313,689
-----------------------------------------------------------
  Deferred compensation plan                         44,697
-----------------------------------------------------------
  Collateral upon return of securities loaned    19,250,944
-----------------------------------------------------------
Accrued distribution fees                           127,947
-----------------------------------------------------------
Accrued transfer agent fees                         145,136
-----------------------------------------------------------
Accrued operating expenses                           84,800
===========================================================
     Total liabilities                           19,967,213
===========================================================
Net assets applicable to shares outstanding    $153,778,863
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $238,201,756
-----------------------------------------------------------
Undistributed net investment income                   8,675
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (95,586,486)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              11,154,918
===========================================================
                                               $153,778,863
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $106,098,651
___________________________________________________________
===========================================================
Class B                                        $ 41,562,511
___________________________________________________________
===========================================================
Class C                                        $  6,117,701
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           8,781,294
___________________________________________________________
===========================================================
Class B                                           3,447,017
___________________________________________________________
===========================================================
Class C                                             507,565
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.08
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.08 divided by
       94.50%)                                 $      12.78
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.05
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $18,714,181 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $76,083)         $  3,024,900
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        31,129
--------------------------------------------------------------------------
Interest                                                           185,854
--------------------------------------------------------------------------
Security lending income                                             72,108
==========================================================================
    Total investment income                                      3,313,991
==========================================================================

EXPENSES:

Advisory fees                                                      438,892
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      33,416
--------------------------------------------------------------------------
Distribution fees -- Class A                                       125,515
--------------------------------------------------------------------------
Distribution fees -- Class B                                       200,022
--------------------------------------------------------------------------
Distribution fees -- Class C                                        29,404
--------------------------------------------------------------------------
Transfer agent fees                                                380,999
--------------------------------------------------------------------------
Trustees' fees                                                       4,920
--------------------------------------------------------------------------
Other                                                               81,132
==========================================================================
    Total expenses                                               1,319,095
==========================================================================
Less: Fees waived and expenses paid indirectly                     (17,858)
==========================================================================
    Net expenses                                                 1,301,237
==========================================================================
Net investment income                                            2,012,754
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (27,154,526)
--------------------------------------------------------------------------
  Foreign currencies                                                  (839)
--------------------------------------------------------------------------
  Option contracts written                                         218,559
==========================================================================
                                                               (26,936,806)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         37,407,504
--------------------------------------------------------------------------
  Foreign currencies                                               (20,967)
==========================================================================
                                                                37,386,537
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              10,449,731
==========================================================================
Net increase in net assets resulting from operations          $ 12,462,485
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,012,754    $   5,305,007
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (26,936,806)     (40,212,110)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                37,386,537      (29,845,808)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 12,462,485      (64,752,911)
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,549,549)      (3,815,987)
-------------------------------------------------------------------------------------------
  Class B                                                         (459,868)      (1,247,649)
-------------------------------------------------------------------------------------------
  Class C                                                          (68,605)        (170,081)
===========================================================================================
    Decrease in net assets resulting from distributions         (2,078,022)      (5,233,717)
===========================================================================================
Share transactions-net:
  Class A                                                       (8,146,240)     (18,909,941)
-------------------------------------------------------------------------------------------
  Class B                                                       (5,192,029)     (29,029,595)
-------------------------------------------------------------------------------------------
  Class C                                                         (350,950)      (2,715,781)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (13,689,219)     (50,655,317)
===========================================================================================
    Net increase (decrease) in net assets                       (3,304,756)    (120,641,945)
===========================================================================================

NET ASSETS:

  Beginning of period                                          157,083,619      277,725,564
===========================================================================================
  End of period                                               $153,778,863    $ 157,083,619
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high total return. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. Effective September 23, 2002, AIM has voluntarily agreed to waive advisory fees in the amount of 0.02% of average net assets for one year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $15,517.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $159,663 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $125,515, $200,022 and $29,404, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $7,005 in front-end sales commissions from the sale of Class A shares and $1,498, $0 and $262 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,463 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,341 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,341.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $18,714,181 were on loan to brokers. The loans were secured by cash collateral of $19,250,944 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $72,108 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               4,658        254,312
----------------------------------------------------------
Exercised                              (708)       (35,753)
----------------------------------------------------------
Expired                              (3,950)      (218,559)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $18,490,169
----------------------------------------------------------
December 31, 2010                              49,721,870
==========================================================
Total capital loss carryforward               $68,212,039
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $10,029,109 and $19,579,078, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $4,866,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 23,302,282
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (17,010,246)
===========================================================
Net unrealized appreciation of investment
  securities                                   $  6,292,036
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $166,536,033.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        957,610    $ 10,971,753       949,587    $ 12,605,008
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        393,964       4,534,669       398,925       5,334,927
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         87,631         979,343       613,148       9,024,735
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        123,436       1,395,321       280,719       3,433,259
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         35,828         403,253        91,166       1,110,123
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,313          59,823        12,269         149,446
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                             --              --       609,422       6,380,412
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       448,140       4,682,205
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --        15,466         161,591
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        218,430       2,423,265       950,791      12,830,006
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (219,041)     (2,423,265)     (953,214)    (12,830,006)
======================================================================================================================
Reacquired:
  Class A                                                     (2,052,652)    (22,936,579)   (4,216,515)    (54,158,626)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (700,633)     (7,706,686)   (2,113,600)    (27,326,844)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (126,041)     (1,390,116)     (849,183)    (12,051,553)
======================================================================================================================
                                                              (1,276,155)   $(13,689,219)   (3,762,879)   $(50,655,317)
______________________________________________________________________________________________________________________
======================================================================================================================

* As of the open of business on September 23, 2002, the Fund acquired all the net assets of AIM Global Infrastructure Fund pursuant to a plan of reorganization approved by AIM Global Infrastructure Fund shareholders on September 4, 2002. The acquisition was accomplished by a tax-free exchange of 1,073,028 shares of the Fund for 2,195,890 shares of AIM Global Infrastructure Fund outstanding as of the close of business on September 20, 2002. AIM Global Infrastructure Fund's net assets at that date of $11,224,208 including $(5,084,726) of unrealized appreciation (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $144,339,163.

NOTE 11--SIGNIFICANT EVENT

The Board of Trustees of AIM Funds Group ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Utilities Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Utilities Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2003            2002        2001           2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  11.22        $  15.64    $  22.45       $  26.08    $  21.01    $  19.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.17            0.37(a)     0.29(a)(b)     0.33(a)     0.38(a)     0.48
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       0.87           (4.40)      (6.63)         (1.00)       6.60        2.53
=================================================================================================================================
    Total from investment operations                      1.04           (4.03)      (6.34)         (0.67)       6.98        3.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.18)          (0.39)      (0.29)         (0.28)      (0.35)      (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --              --       (0.18)         (2.68)      (1.56)      (0.80)
=================================================================================================================================
    Total distributions                                  (0.18)          (0.39)      (0.47)         (2.96)      (1.91)      (1.26)
=================================================================================================================================
Net asset value, end of period                        $  12.08        $  11.22    $  15.64       $  22.45    $  26.08    $  21.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           9.34%         (25.96)%    (28.33)%        (2.54)%     34.15%      16.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $106,099        $106,962    $171,432       $267,200    $238,432    $196,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        1.55%(d)        1.33%       1.12%          1.03%       1.10%       1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.57%(d)        1.33%       1.12%          1.03%       1.10%       1.06%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  2.99%(d)        2.88%       1.53%(b)       1.23%       1.69%       2.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                   7%             54%         19%            52%         37%         38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.57%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $101,244,380.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                           YEAR ENDED DECEMBER 31,
                                                        JUNE 30,        ---------------------------------------------------------
                                                          2003           2002       2001           2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.19         $ 15.60    $ 22.38       $  26.03    $  20.98    $  19.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.13            0.28(a)    0.15(a)(b)     0.13(a)     0.21(a)     0.33
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.87           (4.41)     (6.60)         (1.01)       6.59        2.53
=================================================================================================================================
    Total from investment operations                       1.00           (4.13)     (6.45)         (0.88)       6.80        2.86
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.13)          (0.28)     (0.15)         (0.09)      (0.19)      (0.32)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --              --      (0.18)         (2.68)      (1.56)      (0.80)
=================================================================================================================================
    Total distributions                                   (0.13)          (0.28)     (0.33)         (2.77)      (1.75)      (1.12)
=================================================================================================================================
Net asset value, end of period                          $ 12.06         $ 11.19    $ 15.60       $  22.38    $  26.03    $  20.98
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            9.03%         (26.56)%   (28.87)%        (3.28)%     33.16%      15.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $41,563         $44,071    $94,615       $160,820    $142,632    $111,866
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.30%(d)        2.08%      1.88%          1.80%       1.84%       1.81%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.32%(d)        2.08%      1.88%          1.80%       1.84%       1.81%
=================================================================================================================================
Ratio of net investment income to average net assets       2.24%(d)        2.13%      0.78%(b)       0.46%       0.95%       1.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    7%             54%        19%            52%         37%         38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $40,335,958.
(e)  Not annualized for periods less than one year.

                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                        YEAR ENDED DECEMBER 31,
                                                             JUNE 30,        ----------------------------------------------------
                                                               2003           2002       2001          2000       1999      1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.19         $ 15.59    $ 22.37       $ 26.02    $20.97    $19.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13            0.28(a)    0.15(a)(b)    0.13(a)   0.21(a)   0.33
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.86           (4.40)     (6.60)        (1.01)     6.59      2.52
=================================================================================================================================
    Total from investment operations                            0.99           (4.12)     (6.45)        (0.88)     6.80      2.85
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.13)          (0.28)     (0.15)        (0.09)    (0.19)    (0.32)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --              --      (0.18)        (2.68)    (1.56)    (0.80)
=================================================================================================================================
    Total distributions                                        (0.13)          (0.28)     (0.33)        (2.77)    (1.75)    (1.12)
=================================================================================================================================
Net asset value, end of period                                $12.05         $ 11.19    $ 15.59       $ 22.37    $26.02    $20.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 8.94%         (26.52)%   (28.88)%       (3.28)%   33.18%    15.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,118         $ 6,050    $11,679       $17,727    $6,702    $2,994
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.30%(d)        2.08%      1.88%         1.80%     1.84%     1.81%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.32%(d)        2.08%      1.88%         1.80%     1.84%     1.81%
=================================================================================================================================
Ratio of net investment income to average net assets            2.24%(d)        2.13%      0.78%(b)      0.46%     0.95%     1.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         7%             54%        19%           52%       37%       38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been the same and the ratio of net investment income to average net assets would have been 0.81%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,929,494.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                           OFFICE OF THE FUND
Frank S. Bayley               Robert H. Graham                   11 Greenway Plaza
Bruce L. Crockett             Chairman and President             Suite 100
Albert R. Dowden                                                 Houston, TX 77046
Edward K. Dunn Jr.            Mark H. Williamson
Jack M. Fields                Executive Vice President           INVESTMENT ADVISOR
Carl Frischling                                                  A I M Advisors, Inc.
Robert H. Graham              Kevin M. Carome                    11 Greenway Plaza
Prema Mathai-Davis            Senior Vice President              Suite 100
Lewis F. Pennock                                                 Houston, TX 77046
Ruth H. Quigley               Gary T. Crum
Louis S. Sklar                Senior Vice President              TRANSFER AGENT
Mark H. Williamson                                               A I M Fund Services, Inc.
                              Dana R. Sutton                     P.O. Box 4739
                              Vice President and Treasurer       Houston, TX 77210-4739

                              Robert G. Alley                    CUSTODIAN
                              Vice President                     State Street Bank and Trust Company
                                                                 225 Franklin Street
                              Stuart W. Coco                     Boston, MA 02110
                              Vice President
                                                                 COUNSEL TO THE FUND
                              Melville B. Cox                    Ballard Spahr
                              Vice President                     Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                              Karen Dunn Kelley                  Philadelphia, PA 19103
                              Vice President
                                                                 COUNSEL TO THE TRUSTEES
                              Edgar M. Larsen                    Kramer, Levin, Naftalis & Frankel LLP
                              Vice President                     919 Third Avenue
                                                                 New York, NY 10022
                              Nancy L. Martin
                              Secretary                          DISTRIBUTOR
                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--


    DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                      AIM Asia Pacific Growth Fund                        TAXABLE
AIM Balanced Fund*                              AIM Developing Markets Fund
AIM Basic Balanced Fund*                        AIM European Growth Fund                   AIM Floating Rate Fund
AIM Basic Value Fund                            AIM European Small Company Fund            AIM High Yield Fund
AIM Blue Chip Fund                              AIM Global Aggressive Growth Fund          AIM Income Fund
AIM Capital Development Fund                    AIM Global Growth Fund                     AIM Intermediate Government Fund
AIM Charter Fund                                AIM Global Trends Fund                     AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                          AIM Global Value Fund(4)                   AIM Money Market Fund
AIM Dent Demographic Trends Fund                AIM International Core Equity Fund         AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)                AIM International Emerging Growth Fund     AIM Total Return Bond Fund
AIM Emerging Growth Fund                        AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                     TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                             AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                                                               AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund                                                               AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                                                                    AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)
AIM Opportunities II Fund(2)                      SECTOR EQUITY
AIM Opportunities III Fund(2)
AIM Premier Equity Fund                           AIM Global Energy Fund
AIM Premier Equity II Fund                        AIM Global Financial Services Fund
AIM Select Equity Fund                            AIM Global Health Care Fund
AIM Small Cap Equity Fund                         AIM Global Science and Technology Fund
AIM Small Cap Growth Fund(3)                      AIM Global Utilities Fund
AIM Weingarten Fund                               AIM New Technology Fund
                                                  AIM Real Estate Fund
*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

     For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.


Mutual      Retirement        Annuities       College       Separately       Offshore        Alternative       Cash
Funds       Products                          Savings       Managed          Products        Investments       Management
                                              Plans         Accounts



                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--


AIMinvestments.com                                                    GLU-SAR-1

                                  [COVER ART]

                              AIM GLOBAL VALUE FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

       AIM Global Value Fund seeks to provide long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                             [PIE CHART]

CASH & OTHER                        3.2%
UTILITIES                           4.6%
CONSUMER STAPLES                    5.4%
HEALTH CARE                         6.6%
INDUSTRIALS                         7.2%
SOVEREIGN DEBT                      8.2%
INFORMATION TECHNOLOGY              8.7%
CONSUMER DISCRETIONARY              9.9%
ENERGY                             13.8%
MATERIALS                          13.9%
FINANCIALS                         18.5%

TOTAL NUMBER OF HOLDINGS*            80

TOTAL NET ASSETS          $14.1 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares
 Inception (12/29/00)          -2.64%
   1 Year                      -2.23

Class B Shares
 Inception (12/29/00)          -2.20%
   1 Year                      -2.04

Class C Shares
 Inception (12/29/00)          -1.00%
   1 Year                       1.96

================================================================================
================================================================================

 FUND VS. INDEXES

 Total Returns 12/31/02-6/30/03
 excluding sales charges

 CLASS A SHARES                         9.28%

 CLASS B SHARES                         9.06

 CLASS C SHARES                         9.06

 MSCI WORLD INDEX                      11.12
 (Broad Market Index)

 MSCI WORLD VALUE FREE INDEX           13.38
 (Style-Specific Index)

 LIPPER GLOBAL FUND INDEX               9.69
 (Peer Group Index)

 Sources: Lipper, Inc., Factset


Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

====================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                 TOP 10 INDUSTRIES*                           TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
  1. E-L Financial Corp. Ltd. (Canada)     3.0%         1. Sovereign Debt                  8.2%       1. United States        37.1%

  2. Pfizer Inc.                           2.5          2. Diversified Banks               8.2        2. Canada               26.4

  3. Bank of America Corp.                 2.2          3. Pharmaceuticals                 6.6        3. Switzerland          10.3

  4. National Australia Bank Ltd.          2.2          4. Oil & Gas Exploration &         6.0        4. Bermuda               5.5
      (Australia)                                           Production
                                                                                                      5. Australia             4.9
  5. Clean Power Income Fund (Canada)      2.2          5. Integrated Oil & Gas            6.0
                                                                                                      6. United Kingdom        3.4
  6. Pan-Ocean Energy Corp. Ltd.           2.2          6. Gold                            5.7
      (Bermuda)                                                                                       7. Japan                 2.8
                                                        7. Other Diversified Financial     3.8
  7. Citigroup Inc.                        2.2              Services                                  8. Finland               2.1

  8. UPM-Kymmene Oyj (Finland)             2.1          8. Multi-Utilities & Unregulated   3.7        9. Hong Kong             1.6
                                                            Power
  9. Honda Motor Co., Ltd. (Japan)         1.9                                                       10. Cayman Islands        1.5
                                                        9. Semiconductor Equipment         3.3
 10. Microsoft Corp.                       1.9
                                                       10. Multi-Line Insurance            3.0


* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o Effective 4/30/03, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. Some of the fund's investment policies were changed as of 5/14/03. For more information, please consult the fund's prospectus dated 5/01/03 that was mailed to you, or read it online at aiminvestments.com.

o AIM Global Value Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in small and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations, and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o The unmanaged MSCI World Value Free Index is a subset of the MSCI World Index, a group of global securities tracked by Morgan Stanley Capital International; the Value subset measures performance of companies with lower price-to-earnings ratios and lower forecasted growth values.

o The unmanaged Lipper Global Fund Index represents an average of the performance of the 30 largest global funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged MSCI Europe, Australasia and the Far East (the EAFE --Registerd Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Global Value Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report.

ON THE CURRENCY         As always, timely information about your fund and
FRONT, THE U.S.     the markets in general is available at our Web site,
DOLLAR REMAINED     aiminvestments.com. From our home page, click on Products
WEAK COMPARED TO    and Performance, then Mutual Funds, then AIM Funds, and then
MANY FOREIGN        select the type of information you wish to view.
CURRENCIES,
PARTICULARLY THE    MARKET CONDITIONS
EURO.
ROBERT H. GRAHAM    Economic sluggishness continued in the United States during the reporting period, particularly in manufacturing. The
manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%.

    The pattern was similar overseas. For example, both the European Central Bank and the Bank of Japan noted slow growth in a number of overseas economies. International markets, as measured by the MSCI Europe, Australasia and the Far East Index (the EAFE--Registerd Trademark--), produced negative returns for the first quarter of 2003. Many foreign markets rallied, however, in April and continued to produce positive returns each month throughout the second quarter.

    On the currency front, the U.S. dollar remained weak compared to many foreign currencies, particularly the euro. Other currencies that gained ground on the U.S. dollar during the reporting period included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Effective April 30, 2003, your fund's name was changed from AIM Worldwide Spectrum Fund to AIM Global Value Fund. As stated in the fund's prospectus, "portfolio managers focus on companies that they believe trade below their intrinsic value." Portfolio managers Glen Hilton and Roger J. Mortimer also look for stocks that may increase in value as a result of a catalyst such as a new product launch, a corporate restructuring, a management change, or a divestiture of part of the company.

    The fund continues to invest in companies of every market capitalization. As of June 30, 2003, the fund's portfolio was characterized by Lipper, Inc., an independent mutual fund performance monitor, as containing 40.7% large-cap stocks, 20.8% mid-cap stocks and 38.5% small-cap stocks. The three sectors in which the fund was most heavily invested were financials, materials and energy. As of June 30, 2003, U.S.-company stocks represented 33.9% of fund holdings, down from 52.9% when the reporting period opened.

IN CLOSING

I thank you for your continued participation in AIM Global Value Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-54.61%

AUSTRALIA-4.92%

Australia & New Zealand Banking Group Ltd.
  (Diversified Banks)                              18,100   $   226,947
-----------------------------------------------------------------------
Commonwealth Bank of Australia (Diversified
  Banks)(a)                                         7,800       155,293
-----------------------------------------------------------------------
National Australia Bank Ltd. (Diversified
  Banks)(a)                                        13,800       311,475
=======================================================================
                                                                693,715
=======================================================================

BERMUDA-5.46%

Johnson Electric Holdings Ltd. (Electrical
  Components & Equipment)                         158,000       195,517
-----------------------------------------------------------------------
Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                      1,500        59,325
-----------------------------------------------------------------------
Pan-Ocean Energy Corp. Ltd. (Oil & Gas
  Exploration & Production)(a)                     75,000       308,928
-----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                          6,700       206,025
=======================================================================
                                                                769,795
=======================================================================

CANADA-26.38%

AGF Management Ltd.-Class B (Other
  Diversified Financial Services)                  20,000       225,620
-----------------------------------------------------------------------
Barrick Gold Corp. (Gold)                          11,800       210,095
-----------------------------------------------------------------------
Canadian Oil Sands Trust (Oil & Gas
  Exploration & Production) (Acquired
  02/21/03; Cost $62,778)(b)(c)                     2,700        69,995
-----------------------------------------------------------------------
Central Fund of Canada Ltd.-Class A (Gold)
  (Acquired 02/12/03; Cost $189,029)(a)(b)(c)      42,100       182,622
-----------------------------------------------------------------------
Clean Power Income Fund (Multi-Utilities &
  Unregulated Power)                               42,100       310,891
-----------------------------------------------------------------------
Corus Entertainment Inc.-Class B
  (Broadcasting & Cable TV)(a)                      9,000       151,959
-----------------------------------------------------------------------
Denison Energy Inc. (Diversified Metals &
  Mining)(a)                                       39,000        66,573
-----------------------------------------------------------------------
Dofasco Inc. (Steel)                                3,600        69,494
-----------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                        2,200       421,256
-----------------------------------------------------------------------
Hollinger Canadian Newspapers, L.P.
  (Publishing)(a)                                  81,200        30,735
-----------------------------------------------------------------------
Home Equity Income Trust (Homebuilding)            23,900       223,674
-----------------------------------------------------------------------
Nevsun Resources Ltd. (Diversified Metals &
  Mining)(a)                                       24,800        66,997
-----------------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)                                       23,400        63,215
-----------------------------------------------------------------------
Northbridge Financial Corp. (Property &
  Casualty Insurance)(a)                            7,900       111,693
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
CANADA-(CONTINUED)

Penn West Petroleum Ltd. (Oil & Gas
  Exploration & Production)(a)                      5,100   $   164,650
-----------------------------------------------------------------------
Placer Dome Inc. (Gold)                            20,000       244,916
-----------------------------------------------------------------------
Research In Motion Ltd. (Communications
  Equipment)                                        6,400       138,602
-----------------------------------------------------------------------
Saskatchewan Wheat Pool-Class B (Agricultural
  Products)                                       185,100        51,516
-----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                       1,700        77,594
-----------------------------------------------------------------------
TimberWest Forest Corp.-Units (Forest
  Products)(d)                                     15,300       128,314
-----------------------------------------------------------------------
Torstar Corp.-Class B (Publishing)                  8,000       163,574
-----------------------------------------------------------------------
TransCanada Power, L.P. (Multi-Utilities &
  Unregulated Power)                                5,800       146,356
-----------------------------------------------------------------------
Triquest Energy Corp. (Oil & Gas Exploration
  & Production)(a)                                 27,100        70,395
-----------------------------------------------------------------------
Westaim Corp. (The) (Industrial
  Conglomerates)(a)                                97,400       162,647
-----------------------------------------------------------------------
Wolfden Resources Inc. (Gold)(a)                   98,700       166,282
=======================================================================
                                                              3,719,665
=======================================================================

CAYMAN ISLANDS-1.53%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                       74,000       216,355
=======================================================================

DENMARK-1.15%

Kobenhavns Lufthavne A.S. (Airport
  Services)(a)                                      2,000       162,760
=======================================================================

FINLAND-2.08%

UPM-Kymmene Oyj (Paper Products)                   20,000       292,711
=======================================================================

FRANCE-1.02%

Aventis S.A. (Pharmaceuticals)                      2,600       143,438
=======================================================================

HONG KONG-1.62%

Cathay Pacific Airways Ltd. (Airlines)            170,000       228,896
=======================================================================

ITALY-0.98%

Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                       9,300       137,931
=======================================================================

JAPAN-2.76%

Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                    7,000       266,037
-----------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)
  (Electric Utilities)                              6,400       122,686
=======================================================================
                                                                388,723
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

MEXICO-0.78%

Grupo Aeroportuario del Sureste S.A. de
  C.V.-ADR (Airport Services)                       7,500   $   109,725
=======================================================================

PERU-0.51%

Compania de Minas Buenaventura S.A.-ADR
  (Precious Metals & Minerals)                      2,400        72,216
=======================================================================

SWITZERLAND-2.07%

Nestle S.A. (Packaged Foods & Meats)                  650       134,454
-----------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                2,000       157,268
=======================================================================
                                                                291,722
=======================================================================

UNITED KINGDOM-3.35%

HSBC Holdings PLC (Diversified Banks)(a)           12,000       142,339
-----------------------------------------------------------------------
Randgold Resources Ltd.-ADR (Precious Metals
  & Minerals)(a)                                    2,100        35,700
-----------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals & Mining)         9,100       171,726
-----------------------------------------------------------------------
Severn Trent PLC (Water Utilities)                    210         2,378
-----------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)              15,000       119,806
=======================================================================
                                                                471,949
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $7,053,131)                             7,699,601
=======================================================================

DOMESTIC COMMON STOCKS-33.89%

AUTOMOBILE MANUFACTURERS-0.97%

General Motors Corp.                                3,800       136,800
=======================================================================

COMMUNICATIONS EQUIPMENT-0.53%

Cisco Systems, Inc.(a)                              4,500        75,105
=======================================================================

DIVERSIFIED BANKS-2.24%

Bank of America Corp.                               4,000       316,120
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.31%

Coinstar, Inc.(a)                                   2,300        43,378
=======================================================================

DIVERSIFIED METALS & MINING-0.78%

Freeport-McMoRan Copper & Gold, Inc.-Class B        4,500       110,250
=======================================================================

EMPLOYMENT SERVICES-0.79%

Heidrick & Struggles International, Inc.(a)         8,800       111,056
=======================================================================

FOOD RETAIL-2.22%

Great Atlantic & Pacific Tea Co., Inc.
  (The)(a)                                         12,300       108,240
-----------------------------------------------------------------------
Safeway Inc.(a)                                    10,000       204,600
=======================================================================
                                                                312,840
=======================================================================

FOREST PRODUCTS-1.03%

Weyerhaeuser Co.                                    2,700       145,800
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

HOME ENTERTAINMENT SOFTWARE-1.51%

Take-Two Interactive Software, Inc.(a)              7,500   $   212,550
=======================================================================

INTEGRATED OIL & GAS-5.97%

Amerada Hess Corp.                                  3,000       147,540
-----------------------------------------------------------------------
ChevronTexaco Corp.                                 3,000       216,600
-----------------------------------------------------------------------
ConocoPhillips                                      3,400       186,320
-----------------------------------------------------------------------
Exxon Mobil Corp.                                   5,900       211,869
-----------------------------------------------------------------------
Murphy Oil Corp.                                    1,500        78,900
=======================================================================
                                                                841,229
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.09%

Merrill Lynch & Co., Inc.                           3,300       154,044
=======================================================================

LIFE & HEALTH INSURANCE-0.22%

AFLAC Inc.                                          1,000        30,750
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.44%

El Paso Corp.                                       7,700        62,216
=======================================================================

OIL & GAS DRILLING-1.33%

Patterson-UTI Energy, Inc.(a)                       5,800       187,920
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.13%

Cimarex Energy Co.(a)                               6,700       159,125
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.15%

Citigroup Inc.                                      7,100       303,880
=======================================================================

PERSONAL PRODUCTS-0.97%

Gillette Co. (The)                                  4,300       136,998
=======================================================================

PHARMACEUTICALS-4.51%

Bristol-Myers Squibb Co.                            5,500       149,325
-----------------------------------------------------------------------
Johnson & Johnson                                   1,200        62,040
-----------------------------------------------------------------------
Merck & Co. Inc.                                    1,200        72,660
-----------------------------------------------------------------------
Pfizer Inc.                                        10,300       351,745
=======================================================================
                                                                635,770
=======================================================================

PHOTOGRAPHIC PRODUCTS-0.39%

Eastman Kodak Co.                                   2,000        54,700
=======================================================================

RESTAURANTS-1.66%

Yum! Brands, Inc.(a)                                7,900       233,524
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.78%

Applied Materials, Inc.(a)                         15,800       250,588
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

SYSTEMS SOFTWARE-1.87%

Microsoft Corp.                                    10,300   $   263,783
=======================================================================
    Total Domestic Common Stocks (Cost
      $4,421,722)                                             4,778,426
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
NON-U.S. DOLLAR DENOMINATED BONDS-8.25%(E)

SWITZERLAND-8.25%

Switzerland (Treasury of) (Sovereign Debt),
  Bonds, 6.50%, 04/10/04 (Cost $1,157,744)CHF   1,500,000     1,162,390
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
=======================================================================
MONEY MARKET FUNDS-2.84%

STIC Liquid Assets Portfolio(f)                   199,911   $   199,911
-----------------------------------------------------------------------
STIC Prime Portfolio(f)                           199,911       199,911
=======================================================================
    Total Money Market Funds (Cost $399,822)                    399,822
=======================================================================
TOTAL INVESTMENTS-99.59% (Cost $13,032,419)                  14,040,239
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.41%                              58,467
=======================================================================
NET ASSETS-100.00%                                          $14,098,706
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
CHF   - Swiss Franc

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $252,617, which represented 1.79% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $13,032,419)                                  $14,040,239
-----------------------------------------------------------
Foreign currencies, at value (cost $11,313)          11,297
-----------------------------------------------------------
Receivables for:
  Investments sold                                  143,467
-----------------------------------------------------------
  Fund shares sold                                   99,698
-----------------------------------------------------------
  Dividends and interest                             61,969
-----------------------------------------------------------
  Amount due from advisor                            14,794
-----------------------------------------------------------
Investment for deferred compensation plan             8,728
-----------------------------------------------------------
Other assets                                         13,880
===========================================================
    Total assets                                 14,394,072
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             151,764
-----------------------------------------------------------
  Fund shares reacquired                             79,245
-----------------------------------------------------------
  Deferred compensation plan                          8,728
-----------------------------------------------------------
Accrued distribution fees                            16,133
-----------------------------------------------------------
Accrued transfer agent fees                           8,380
-----------------------------------------------------------
Accrued operating expenses                           31,116
===========================================================
    Total liabilities                               295,366
===========================================================
Net assets applicable to shares outstanding     $14,098,706
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $13,903,716
-----------------------------------------------------------
Undistributed net investment income                  (9,261)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and option
  contracts                                        (804,082)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                              1,008,333
===========================================================
                                                $14,098,706
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 7,189,723
___________________________________________________________
===========================================================
Class B                                         $ 5,126,126
___________________________________________________________
===========================================================
Class C                                         $ 1,782,857
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                             726,652
___________________________________________________________
===========================================================
Class B                                             526,059
___________________________________________________________
===========================================================
Class C                                             182,870
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.89
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.89 divided
      by 94.50%)                                $     10.47
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      9.74
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.75
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $16,229)         $  141,417
------------------------------------------------------------------------
Dividends from affiliated money market funds                       9,940
------------------------------------------------------------------------
Interest                                                             804
========================================================================
    Total investment income                                      152,161
========================================================================

EXPENSES:

Advisory fees                                                     55,529
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    15,774
------------------------------------------------------------------------
Distribution fees -- Class A                                      11,460
------------------------------------------------------------------------
Distribution fees -- Class B                                      24,080
------------------------------------------------------------------------
Distribution fees -- Class C                                       8,505
------------------------------------------------------------------------
Transfer agent fees                                               27,177
------------------------------------------------------------------------
Trustees' fees                                                     4,470
------------------------------------------------------------------------
Registration and filing fees                                      18,262
------------------------------------------------------------------------
Printing fees                                                     15,975
------------------------------------------------------------------------
Professional fees                                                 23,399
------------------------------------------------------------------------
Other                                                              3,174
========================================================================
    Total expenses                                               232,600
========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                     (80,842)
========================================================================
    Net expenses                                                 151,758
========================================================================
Net investment income                                                403
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        2,082,789
------------------------------------------------------------------------
  Foreign currencies                                              30,923
------------------------------------------------------------------------
  Foreign currency contracts                                    (238,687)
------------------------------------------------------------------------
  Option contracts written                                         3,150
========================================================================
                                                               1,878,175
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         (808,237)
------------------------------------------------------------------------
  Foreign currencies                                                 157
------------------------------------------------------------------------
  Foreign currency contracts                                     125,355
========================================================================
                                                                (682,725)
========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and option contracts              1,195,450
========================================================================
Net increase in net assets resulting from operations          $1,195,853
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $       403    $  (190,623)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              1,878,175     (1,519,961)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and option contracts                      (682,725)       482,952
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,195,853     (1,227,632)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --         (2,912)
=========================================================================================
    Decrease in net assets resulting from distributions                --         (2,912)
=========================================================================================
Share transactions-net:
  Class A                                                         247,962     (1,707,264)
-----------------------------------------------------------------------------------------
  Class B                                                          72,484      1,387,954
-----------------------------------------------------------------------------------------
  Class C                                                        (212,379)       693,806
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                                 108,067        374,496
=========================================================================================
    Net increase (decrease) in net assets                       1,303,920       (856,048)
=========================================================================================

NET ASSETS:

  Beginning of period                                          12,794,786     13,650,834
=========================================================================================
  End of period                                               $14,098,706    $12,794,786
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Value Fund, formerly AIM Worldwide Spectrum Fund, (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $55,529 and reimbursed expenses of $25,106.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $13,584 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $11,460, $24,080 and $8,505, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $3,453 in front-end sales commissions from the sale of Class A shares and $0, $0 and $92 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,367 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $206 and reductions in custodian fees of $1 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $207.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                150         13,200
---------------------------------------------------------
Closed                                (150)       (13,200)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $1,171,360
----------------------------------------------------------
December 31, 2010                               1,488,748
==========================================================
Total capital loss carryforward                $2,660,108
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $24,098,404 and $23,631,069, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $1,230,610
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (222,790)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,007,820
___________________________________________________________
===========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2003             DECEMBER 31, 2002
                                                              -----------------------    -------------------------
                                                               SHARES       AMOUNT         SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      212,330    $ 2,001,975       838,881    $ 7,844,956
------------------------------------------------------------------------------------------------------------------
  Class B                                                      146,749      1,322,108       410,973      3,812,711
------------------------------------------------------------------------------------------------------------------
  Class C                                                       43,559        414,530       122,164      1,145,729
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --             --           310          2,861
==================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        1,413         12,959        11,498        102,735
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,433)       (12,959)      (11,486)      (102,735)
==================================================================================================================
Reacquired:
  Class A                                                     (185,732)    (1,766,972)   (1,038,150)    (9,657,816)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (136,483)    (1,236,665)     (251,272)    (2,322,022)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (67,551)      (626,909)      (49,330)      (451,923)
==================================================================================================================
                                                                12,852    $   108,067        33,588    $   374,496
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                                           DECEMBER 29, 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                               ENDED               DECEMBER 31,            COMMENCED) TO
                                                              JUNE 30,         --------------------        DECEMBER 31,
                                                                2003            2002          2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.05         $ 9.85        $10.00             $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.02(a)       (0.11)(a)     (0.05)(a)             --
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.82          (0.69)        (0.10)                --
============================================================================================================================
    Total from investment operations                              0.84          (0.80)        (0.15)                --
============================================================================================================================
Less dividends from net investment income                           --          (0.00)        (0.00)                --
============================================================================================================================
Net asset value, end of period                                  $ 9.89         $ 9.05        $ 9.85             $10.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   9.28%         (8.08)%       (1.49)%               --
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,190         $6,321        $8,725             $1,110
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.00%(c)       2.00%         1.91%              1.80%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.24%(c)       2.75%         4.44%             76.90%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.33%(c)      (1.16)%       (0.52)%             3.91%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                         207%           101%          168%                --
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,603,114.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                  CLASS B
                                                              ------------------------------------------------
                                                                                               JANUARY 2, 2001
                                                              SIX MONTHS         YEAR          (DATE SALES
                                                               ENDED             ENDED         COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,    DECEMBER 31,
                                                                2003             2002             2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.94            $ 9.79           $10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)         (0.17)(a)        (0.11)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.81             (0.68)           (0.10)
==============================================================================================================
    Total from investment operations                              0.80             (0.85)           (0.21)
==============================================================================================================
Less dividends from net investment income                           --                --            (0.00)
==============================================================================================================
Net asset value, end of period                                  $ 9.74            $ 8.94           $ 9.79
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                   8.95%            (8.68)%          (2.09)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,126            $4,624           $3,613
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)          2.65%            2.57%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.89%(c)          3.40%            5.10%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)        (1.81)%          (1.18)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                         207%              101%             168%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,855,812.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                   CLASS C
                                                              -------------------------------------------------
                                                                                               JANUARY 11, 2001
                                                              SIX MONTHS         YEAR          (DATE SALES
                                                               ENDED             ENDED         COMMENCED) TO
                                                              JUNE 30,         DECEMBER 31,    DECEMBER 31,
                                                                2003             2002             2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.94            $ 9.79            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)         (0.17)(a)         (0.11)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.82             (0.68)            (0.10)
===============================================================================================================
    Total from investment operations                              0.81             (0.85)            (0.21)
===============================================================================================================
Less dividends from net investment income                           --                --             (0.00)
===============================================================================================================
Net asset value, end of period                                  $ 9.75            $ 8.94            $ 9.79
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                   9.06%            (8.68)%           (2.09)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,783            $1,850            $1,312
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)          2.65%             2.57%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.89%(c)          3.40%             5.10%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)        (1.81)%           (1.18)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                         207%              101%              168%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,715,113.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                      OFFICERS                                      OFFICE OF THE FUND
Frank S. Bayley                        Robert H. Graham                              11 Greenway Plaza
Bruce L. Crockett                      Chairman and President                        Suite 100
Albert R. Dowden                                                                     Houston, TX 77046
Edward K. Dunn Jr.                     Mark H. Williamson
Jack M. Fields                         Executive Vice President                      INVESTMENT ADVISOR
Carl Frischling                                                                      A I M Advisors, Inc.
Robert H. Graham                       Kevin M. Carome                               11 Greenway Plaza
Prema Mathai-Davis                     Senior Vice President                         Suite 100
Lewis F. Pennock                                                                     Houston, TX 77046
Ruth H. Quigley                        Gary T. Crum
Louis S. Sklar                         Senior Vice President                         TRANSFER AGENT
Mark H. Williamson                                                                   A I M Fund Services, Inc.
                                       Dana R. Sutton                                P.O. Box 4739
                                       Vice President and Treasurer                  Houston, TX 77210-4739

                                       Robert G. Alley                               CUSTODIAN
                                       Vice President                                State Street Bank and Trust Company
                                                                                     225 Franklin Street
                                       Stuart W. Coco                                Boston, MA 02110
                                       Vice President
                                                                                     COUNSEL TO THE FUND
                                       Melville B. Cox                               Ballard Spahr
                                       Vice President                                Andrews & Ingersoll, LLP
                                                                                     1735 Market Street
                                       Karen Dunn Kelley                             Philadelphia, PA 19103
                                       Vice President
                                                                                     COUNSEL TO THE TRUSTEES
                                       Edgar M. Larsen                               Kramer, Levin, Naftalis & Frankel LLP
                                       Vice President                                919 Third Avenue
                                                                                     New York, NY 10022
                                       Nancy L. Martin
                                       Secretary                                     DISTRIBUTOR
                                                                                     A I M Distributors, Inc.
                                                                                     11 Greenway Plaza
                                                                                     Suite 100
                                                                                     Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--



     DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                  AIM Asia Pacific Growth Fund                             TAXABLE
AIM Balanced Fund*                          AIM Developing Markets Fund
AIM Basic Balanced Fund*                    AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                        AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                          AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund                AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                            AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                      AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund            AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)            AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund                    AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                       TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                             AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                                                               AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund                                                               AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                                                                    AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)
AIM Opportunities II Fund(2)                       SECTOR EQUITY
AIM Opportunities III Fund(2)
AIM Premier Equity Fund                     AIM Global Energy Fund
AIM Premier Equity II Fund                  AIM Global Financial Services Fund
AIM Select Equity Fund                      AIM Global Health Care Fund
AIM Small Cap Equity Fund                   AIM Global Science and Technology Fund
AIM Small Cap Growth Fund(3)                AIM Global Utilities Fund
AIM Weingarten Fund                         AIM New Technology Fund
                                            AIM Real Estate Fund


*Domestic equity and income fund



(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)Effective October 1, 2002, the fund was reopened to new investors. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6)Class A3 shares were first offered on October 31, 2002.

         For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.



Mutual     Retirement      Annuities     College      Separately     Offshore        Alternative       Cash
Funds      Products                      Savings      Managed        Products        Investments       Management
                                         Plans        Accounts



                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--



AIMinvestments.com                                                    GLV-SAR-1

                                   [COVER ART]

                     AIM INTERNATIONAL EMERGING GROWTH FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

                 AIM International Emerging Growth Fund seeks to
                      provide long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--


             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA


================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

              [PIE CHART]

OTHER                             26.8%
SOUTH KOREA                        2.2%
NORWAY                             2.4%
AUSTRALIA                          2.5%
NETHERLANDS                        3.1%
ITALY                              3.8%
GERMANY                            6.4%
IRELAND                            6.8%
UNITED STATES                      7.3%
UNITED KINGDOM                    15.9%
CANADA                            22.8%


TOTAL NUMBER OF HOLDINGS           138

TOTAL NET ASSETS         $40.2 million

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (8/31/00)        -6.94%
  1 Year                     1.06

CLASS B SHARES
 Inception (8/31/00)        -6.67%
  1 Year                     1.27

CLASS C SHARES
 Inception (8/31/00)        -5.66%
  1 Year                     5.40

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                              24.31%

CLASS B SHARES                              23.98

CLASS C SHARES                              23.98

MSCI EAFE--Registered Trademark-- INDEX      9.47
(Broad Market Index)

MSCI (AC) WORLD FREE EX-USA GROWTH INDEX     8.64
(Style-Specific Index)

LIPPER INTERNATIONAL SMALL-CAP FUND INDEX   18.39
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

=============================================================================================
TOP 10 EQUITY HOLDINGS                                     TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------
 1. Merloni Elettrodomestici S.p.A. (Italy)        2.5%     1. Pharmaceuticals           6.1%

 2. Puma A.G. Rudolf Dassler Sport (Germany)       2.2      2. Diversified Banks         4.8

 3. Anglo Irish Bank Corp. PLC (Ireland)           2.0      3. Household Appliances      3.5

 4. Enterprise Inns PLC (United Kingdom)           1.5      4. Packaged Foods & Meats    3.5

 5. Mobistar S.A. (Belgium)                        1.4      5. Health Care Equipment     2.9

 6. Benfield Group PLC (Bermuda)                   1.4      6. Home Furnishings          2.7

 7. Stake Technology Ltd. (Canada)                 1.3      7. Insurance Brokers         2.6

 8. Cattles PLC (United Kingdom)                   1.3      8. U.S. Government           2.5

 9. Galen Holdings PLC (United Kingdom)            1.2      9. Broadcasting & Cable TV   2.4

10. Taro Pharmaceuticals Industries Ltd. (Israel)  1.1     10. Application Software      2.3

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security..
=============================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM International Emerging Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund is nondiversified, which may increase risks as well as potential rewards. This means that with respect to 50% of its assets, the fund may invest more than 5% of its assets in securities of any one issuer.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--) is a group of foreign securities tracked by Morgan Stanley Capital International.

o The unmanaged Lipper International Small-Cap Fund Index represents an average of the performance of 10 international small-cap mutual funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged MSCI All Country (AC) World Free Ex-USA Growth Index is a subset of the unmanaged MSCI All Country (AC) World Free Ex-USA Index, which represents the performance of securities in approximately 50 developed and emerging countries, excluding the United States, covered by Morgan Stanley Capital International. The Growth portion measures performance of companies with higher price/earnings ratios and higher forecasted growth values. A "free" index represents investable opportunities for global investors, taking into account the local market restrictions on share ownership by foreign investors.

o The MSCI All Country (AC) Asia Pacific Free ex-Japan Index is a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International. A "free" represents investable opportunities for global investors, taking into account the local market restrictions on share ownership by foreign investors.

o The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                     Dear Shareholder:

                     This is your report on AIM International Emerging Growth
                     Fund for the six months ended June 30, 2003. Important
                     information such as top holdings and fund performance as of
[PHOTO OF            the close of the reporting period appears on the opposite
ROBERT H.            page. This letter will provide an overview of the markets
GRAHAM]              and your fund during the six months covered by this report.

ON THE CURRENCY         As always, timely information about your fund and the
FRONT, THE U.S.      markets in general is available at our Web site,
DOLLAR REMAINED      aiminvestments.com. From our home page, click on Products &
WEAK COMPARED TO     Performance, then Mutual Funds, then AIM Funds, and then
MANY FOREIGN         select the type of information you wish to view.
CURRENCIES,
PARTICULARLY THE     MARKET CONDITIONS
EURO.
ROBERT H. GRAHAM     At the start of 2003, the global economy remained sluggish as uncertainties over the war in Iraq mounted. However, as noted in many financial publications, a relatively quick resolution of the conflict during April removed that risk factor from the global economy.

    International markets, as measured by the MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), produced negative returns for the first quarter of 2003. Many foreign markets rallied, however, in April and continued to produce positive returns each month throughout the second quarter.

    European markets in particular rallied in April with the MSCI Europe Index posting a return of 13.49% for the month. The European Central Bank (ECB) reduced its benchmark interest twice in 2003: 0.25% in March and 0.50% in June. This left the euro zone benchmark rate at 2.0% at the end of the reporting period. According to the ECB's June 2003 monthly bulletin, the June rate cut was based on the outlook for price stability over the medium term, which has improved significantly since interest rates were lowered in March. The decision was in line with the ECB's monetary policy strategy, including the aim of maintaining inflation rates below but close to 2% over the medium term.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies early in the year. However, the MSCI All Country (AC) Asia Pacific Free ex-Japan Index, rallied in April and produced positive results for the six-month reporting period.

    On the currency front, the U.S. dollar remained weak compared to many foreign currencies, particularly the euro. Other currencies that gained ground on the U.S. dollar during the reporting period included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

For the six-month reporting period, AIM International Emerging Growth Fund Class A shares at NAV significantly outperformed the fund's broad market index, the MSCI EAFE--Registered Trademark--, as shown on the opposite page. Throughout the reporting period, fund managers Shuxin Cao, Borge Endresen, Jason T. Holzer and Barrett K. Sides sought to identify companies that, in their view, are experiencing strong growth and have prospects for future long-term growth.

    As of June 30, 2003, the fund had significant exposure to the following sectors: consumer discretionary, financials and health care. Over the course of the reporting period, the fund's exposure to the financials and health care sectors increased, while its weightings in consumer staples and industrials decreased. The fund increased its number of holdings during the reporting period from 98 holdings on December 31, 2002 to 138 on June 30, 2003.

IN CLOSING

I thank you for your continued participation in AIM International Emerging Growth Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor, who is the person best qualified to help you with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.71%

AUSTRALIA-2.51%

Cochlear Ltd. (Health Care Equipment)              12,800   $   278,555
-----------------------------------------------------------------------
Foodland Associated Ltd. (Food Retail)             18,749       248,853
-----------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care
  Facilities)                                     104,800       259,841
-----------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)                      46,200       220,381
=======================================================================
                                                              1,007,630
=======================================================================

BELGIUM-1.38%

Mobistar S.A. (Wireless Telecommunication
  Services)(a)                                     13,500       556,365
=======================================================================

BERMUDA-1.54%

Benfield Group PLC (Insurance Brokers)
  (Acquired 06/13/03; Cost $485,504)(a)(b)        116,400       543,365
-----------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)                  94,000        74,734
=======================================================================
                                                                618,099
=======================================================================

CANADA-22.77%

AD OPT Technologies Inc. (Application
  Software)(a)                                     25,500        63,400
-----------------------------------------------------------------------
Agricore United (Agricultural Products)            38,000       207,288
-----------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                        22,300       342,593
-----------------------------------------------------------------------
Allstream Inc.-Class A (Integrated
  Telecommunications Services)(a)                   4,800       160,309
-----------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)        15,662       209,230
-----------------------------------------------------------------------
Calian Technology Ltd. (Data Processing &
  Outsourced Services)                             29,900       185,294
-----------------------------------------------------------------------
Canadian Western Bank (Regional Banks)             14,000       359,195
-----------------------------------------------------------------------
Cangene Corp. (Biotechnology)(a)                   24,000       209,292
-----------------------------------------------------------------------
CanWest Global Communications Corp.
  (Broadcasting & Cable TV)(a)                     46,000       295,309
-----------------------------------------------------------------------
CHUM Ltd.-Class B (Broadcasting & Cable TV)         6,500       255,678
-----------------------------------------------------------------------
CML Healthcare Inc. (Health Care Services)(a)       5,100       130,585
-----------------------------------------------------------------------
Cogeco Cable Inc. (Broadcasting & Cable TV)        12,100       163,890
-----------------------------------------------------------------------
Corby Distilleries Ltd.-Class A (Distillers &
  Vintners)                                         3,800       164,984
-----------------------------------------------------------------------
DataMirror Corp. (Application Software)(a)         12,700        96,141
-----------------------------------------------------------------------
Dorel Industries Inc.-Class B (Home
  Furnishings)(a)                                   7,000       203,911
-----------------------------------------------------------------------
Enghouse Systems Ltd. (Application
  Software)(a)                                     14,000       130,295
-----------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil &
  Gas Drilling)                                     8,500       127,431
-----------------------------------------------------------------------
Fortis, Inc. (Electric Utilities)                   7,300       319,653
-----------------------------------------------------------------------
Hip Interactive Corp. (Distributors)(a)           200,000       240,463
-----------------------------------------------------------------------
Home Capital Group Inc.-Class B (Asset
  Management & Custody Banks)                      28,000       426,006
-----------------------------------------------------------------------
Hub International Ltd. (Insurance Brokers)         16,600       283,860
-----------------------------------------------------------------------
Imax Corp. (Movies & Entertainment)(a)             33,700       305,386
-----------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
  Casualty Insurance)(a)                           30,100       365,248
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
CANADA-(CONTINUED)

MAAX Inc. (Building Products)                      11,100   $   156,771
-----------------------------------------------------------------------
Magnifoam Technology International Inc.
  (Specialty Chemicals)(a)                         64,900       121,862
-----------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)(a)              15,700       244,693
-----------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)(a)                                       16,000       217,307
-----------------------------------------------------------------------
Richelieu Hardware Ltd. (Trading Companies &
  Distributors)                                    33,300       394,440
-----------------------------------------------------------------------
RONA Inc. (Home Improvement Retail) (Acquired
  10/28/02-05/15/03; Cost $271,819)(a)(b)          28,000       387,561
-----------------------------------------------------------------------
Shermag Inc. (Home Furnishings)(a)                 41,000       410,791
-----------------------------------------------------------------------
Stake Technology Ltd. (Packaged Foods &
  Meats)(a)                                        76,000       536,560
-----------------------------------------------------------------------
Stantec Inc. (Construction & Engineering)(a)       22,000       291,450
-----------------------------------------------------------------------
Systems Xcellence Inc. (Application
  Software)(a)                                    180,000       176,340
-----------------------------------------------------------------------
Total Energy Services Ltd. (Oil & Gas
  Equipment & Services)(a)                        127,300       255,091
-----------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)(a)                                    8,100       116,023
-----------------------------------------------------------------------
TSX Group Inc. (Specialized Finance)               11,500       234,711
-----------------------------------------------------------------------
TVA Group Inc.-Class B (Broadcasting & Cable
  TV)                                              16,800       236,901
-----------------------------------------------------------------------
Wajax Ltd. (Industrial Machinery)(a)               34,200       125,642
=======================================================================
                                                              9,151,584
=======================================================================

CAYMAN ISLANDS-1.08%

ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                       69,000       201,736
-----------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Biotechnology)                                 346,000       112,033
-----------------------------------------------------------------------
Xinao Gas Holdings Ltd. (Gas Utilities)(a)        382,000       120,013
=======================================================================
                                                                433,782
=======================================================================

CHILE-0.45%

Lan Chile S.A. (Airlines)(a)                      113,800       182,275
=======================================================================

CHINA-1.58%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                        390,000       221,298
-----------------------------------------------------------------------
Lianhua Supermarket Holdings Ltd.-Class H
  (Food Retail)(a)                                536,000       283,523
-----------------------------------------------------------------------
Maanshan Iron & Steel Co. Ltd.-Class H
  (Steel)                                         778,000       131,693
=======================================================================
                                                                636,514
=======================================================================

CZECH REPUBLIC-0.47%

Komercni Banka A.S. (Diversified Banks)             2,640       190,865
=======================================================================

DENMARK-1.42%

Jyske Bank A.S. (Diversified Banks)(a)              5,900       238,700
-----------------------------------------------------------------------
Topdanmark A.S. (Multi-Line Insurance)(a)           9,050       331,772
=======================================================================
                                                                570,472
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

FINLAND-1.45%

Nokian Renkaat Oyj (Tires & Rubber)                 7,700   $   397,221
-----------------------------------------------------------------------
Vacon Oyj (Electrical Components & Equipment)      19,200       184,608
=======================================================================
                                                                581,829
=======================================================================

FRANCE-2.09%

Camaieu (Apparel Retail)                            6,300       358,370
-----------------------------------------------------------------------
Trigano (Leisure Products)(a)                       8,600       282,926
-----------------------------------------------------------------------
UBI Soft Entertainment S.A. (Home
  Entertainment Software)(a)                       10,300       198,663
=======================================================================
                                                                839,959
=======================================================================

GERMANY-6.38%

Freenet.de A.G. (Internet Software &
  Services)(a)                                      6,400       252,777
-----------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 01/30/02-05/19/03; Cost
  $432,182)(b)                                      8,870       883,494
-----------------------------------------------------------------------
Schwarz Pharma A.G. (Pharmaceuticals)(a)            7,800       299,989
-----------------------------------------------------------------------
Singulus Technologies A.G. (Industrial
  Machinery)(a)                                    10,200       177,119
-----------------------------------------------------------------------
Stada Arzneimittel A.G. (Pharmaceuticals)           4,800       306,207
-----------------------------------------------------------------------
Vossloh A.G. (Construction & Farm Machinery &
  Heavy Trucks)                                     7,600       273,481
-----------------------------------------------------------------------
Zapf Creation A.G. (Leisure Products)               9,900       369,355
=======================================================================
                                                              2,562,422
=======================================================================

GREECE-0.48%

Hyatt Regency Hotels & Tourism S.A. (Hotels,
  Resorts & Cruise Lines)                          21,900       194,682
=======================================================================

HONG KONG-1.78%

China Pharmaceutical Group Ltd.
  (Pharmaceuticals)                               762,000       256,498
-----------------------------------------------------------------------
Fountain Set (Holdings) Ltd. (Textiles)           294,000       262,019
-----------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household
  Appliances) (Acquired 04/24/02-07/29/02;
  Cost $94,166)(b)                                116,000       194,863
=======================================================================
                                                                713,380
=======================================================================

HUNGARY-0.77%

Gedeon Richter Rt. (Pharmaceuticals)(a)             4,400       311,228
=======================================================================

INDIA-1.73%

Bajaj Auto Ltd. (Motorcycle Manufacturers)(a)      14,000       173,122
-----------------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)                                 5,400       125,874
-----------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)             10,400       195,000
-----------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)        12,000       202,935
=======================================================================
                                                                696,931
=======================================================================

IRELAND-6.81%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)                                           90,100       798,876
-----------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)                  4,400       343,262
-----------------------------------------------------------------------
First Active PLC (Diversified Banks)               32,800       164,296
-----------------------------------------------------------------------
Fyffes PLC (Food Distributors)                    238,200       375,774
-----------------------------------------------------------------------
Grafton Group PLC-Units (Trading Companies &
  Distributors)(c)                                 86,040       381,439
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
IRELAND-(CONTINUED)

IAWS Group PLC (Agricultural Products)             31,500   $   270,228
-----------------------------------------------------------------------
ICON PLC-ADR (Health Care Services)(a)              6,500       206,830
-----------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)                 31,700       195,654
=======================================================================
                                                              2,736,359
=======================================================================

ISRAEL-1.10%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                              8,020       440,138
=======================================================================

ITALY-3.82%

Davide Campari-Milano S.p.A. (Distillers &
  Vintners)                                         8,000       307,220
-----------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household
  Appliances)                                      68,200     1,011,496
-----------------------------------------------------------------------
Saeco International Group S.p.A. (Household
  Appliances)                                      60,300       215,250
=======================================================================
                                                              1,533,966
=======================================================================

JAPAN-0.95%

Alps Electric Co., Ltd. (Electronic Equipment
  Manufacturers)                                   12,000       154,160
-----------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts &
  Equipment)                                       16,000       228,667
=======================================================================
                                                                382,827
=======================================================================

MEXICO-0.48%

Consorcio ARA, S.A. de C.V. (Homebuilding)(a)      98,000       194,454
=======================================================================

NETHERLANDS-3.14%

James Hardie Industries N.V. (Construction
  Materials)                                       50,900       241,429
-----------------------------------------------------------------------
Orthofix International N.V. (Health Care
  Equipment)(a)                                     8,800       288,112
-----------------------------------------------------------------------
Sligro Food Group N.V. (Food Distributors)          8,100       381,201
-----------------------------------------------------------------------
Versatel Telecom International N.V.
  (Integrated Telecommunication Services)(a)      269,100       350,152
=======================================================================
                                                              1,260,894
=======================================================================

NORWAY-2.35%

Aktiv Kapital A.S.A. (Specialized Finance)         48,475       319,543
-----------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)                  24,900       333,461
-----------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)                         25,900       291,140
=======================================================================
                                                                944,144
=======================================================================

PHILIPPINES-0.79%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunications Services)(a)      30,000       316,971
=======================================================================

SINGAPORE-1.65%

Keppel Corp. Ltd. (Industrial Conglomerates)       61,000       169,777
-----------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports &
  Services)                                       265,000       282,980
-----------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Manufacturing
  Services)                                        23,000       210,332
=======================================================================
                                                                663,089
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

SOUTH KOREA-2.18%

Cheil Communications Inc. (Advertising)(a)          2,600   $   255,649
-----------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                   6,910       300,686
-----------------------------------------------------------------------
Kook Soon Dang Brewery Co., Ltd. (Packaged
  Foods & Meats)                                    7,300       193,649
-----------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)            800       124,854
=======================================================================
                                                                874,838
=======================================================================

SPAIN-1.68%

Compania de Distribucion Integral Logista,
  S.A. (Distributors)                              15,800       378,429
-----------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line
  Insurance)                                       27,600       295,567
=======================================================================
                                                                673,996
=======================================================================

SWEDEN-0.48%

Elekta A.B.-Class B (Health Care
  Equipment)(a)                                    15,600       193,449
=======================================================================

SWITZERLAND-1.54%

Actelion Ltd. (Biotechnology)(a)                    3,200       213,618
-----------------------------------------------------------------------
Centerpulse A.G. (Health Care Equipment)
  (Acquired 12/11/02-05/19/03; Cost
  $279,034)(a)(b)                                   1,500       404,640
=======================================================================
                                                                618,258
=======================================================================

TAIWAN-1.65%

Ambit Microsystems Corp. (Computer Storage &
  Peripherals)(a)                                  81,000       250,781
-----------------------------------------------------------------------
Largan Precision Co., Ltd. (Photographic
  Products)                                        45,000       270,833
-----------------------------------------------------------------------
Nien Made Enterprise Co., Ltd. (Home
  Furnishings)                                     78,349       142,824
=======================================================================
                                                                664,438
=======================================================================

THAILAND-0.35%

Land & Houses PCL (Homebuilding)                  621,000       140,147
=======================================================================

UNITED KINGDOM-15.86%

Acambis PLC (Biotechnology)(a)                     37,000       226,005
-----------------------------------------------------------------------
Cattles PLC (Consumer Finance)                     96,010       515,728
-----------------------------------------------------------------------
Cranswick PLC (Packaged Foods & Meats)             55,300       381,268
-----------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)                  43,300       582,014
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

French Connection Group PLC (Apparel Retail)       14,800   $   303,790
-----------------------------------------------------------------------
Galen Holdings PLC (Pharmaceuticals)               57,550       495,856
-----------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)          18,500       348,654
-----------------------------------------------------------------------
iSOFT Group PLC (Application Software)             55,100       264,508
-----------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance
  Brokers)                                         20,600       205,454
-----------------------------------------------------------------------
Johnston Press PLC (Publishing)                    36,700       263,134
-----------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)                                         76,500       344,445
-----------------------------------------------------------------------
Majestic Wine PLC (Specialty Stores)               16,100       169,235
-----------------------------------------------------------------------
McBride PLC (Household Products)                  254,400       404,276
-----------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(a)        11,500       178,135
-----------------------------------------------------------------------
Paragon Group Cos. PLC (Thrifts & Mortgage
  Finance)                                         49,100       228,390
-----------------------------------------------------------------------
RPS Group PLC (Environmental Services)             84,900       191,836
-----------------------------------------------------------------------
Taylor & Francis Group PLC (Publishing)            37,100       288,643
-----------------------------------------------------------------------
Topps Tiles PLC (Home Improvement Retail)          32,900       203,684
-----------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)                                         42,100       357,859
-----------------------------------------------------------------------
Victrex PLC (Specialty Chemicals)                  52,800       277,940
-----------------------------------------------------------------------
Wellington Underwriting PLC (Property &
  Casualty Insurance)(a)                           85,100       144,609
=======================================================================
                                                              6,375,463
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $30,161,043)                           37,261,448
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-2.49%

0.80%, 09/18/03(d)                             $  500,000       499,065
-----------------------------------------------------------------------
0.90%, 09/18/03(d)                                500,000       499,064
=======================================================================
    Total U.S. Treasury Bills (Cost $998,129)                   998,129
=======================================================================
TOTAL INVESTMENTS--95.20% (Cost $31,159,172)                 38,259,577
=======================================================================
OTHER ASSETS LESS LIABILITIES--4.80%                          1,930,868
=======================================================================
NET ASSETS-100.00%                                          $40,190,445
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $2,413,923, which represented 6.01% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Each unit represents one ordinary share and eight redeemable shares.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $31,159,172)                                  $38,259,577
-----------------------------------------------------------
Foreign currencies, at value (cost $827,754)        826,823
-----------------------------------------------------------
Cash                                                180,847
-----------------------------------------------------------
Receivables for:
  Investments sold                                  987,517
-----------------------------------------------------------
  Fund shares sold                                  810,075
-----------------------------------------------------------
  Dividends                                          35,351
-----------------------------------------------------------
  Amount due from advisor                            37,000
-----------------------------------------------------------
Investment for deferred compensation plan            11,364
-----------------------------------------------------------
Other assets                                         22,423
===========================================================
    Total assets                                 41,170,977
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             564,699
-----------------------------------------------------------
  Fund shares reacquired                            285,532
-----------------------------------------------------------
  Deferred compensation plan                         11,364
-----------------------------------------------------------
Accrued distribution fees                            33,823
-----------------------------------------------------------
Accrued transfer agent fees                          26,520
-----------------------------------------------------------
Accrued operating expenses                           58,594
===========================================================
    Total liabilities                               980,532
===========================================================
Net assets applicable to shares outstanding     $40,190,445
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $38,157,080
-----------------------------------------------------------
Undistributed net investment income (loss)          (20,441)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                          (5,044,461)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               7,098,267
===========================================================
                                                $40,190,445
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $30,031,269
___________________________________________________________
===========================================================
Class B                                         $ 6,339,948
___________________________________________________________
===========================================================
Class C                                         $ 3,819,228
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           3,494,498
___________________________________________________________
===========================================================
Class B                                             747,811
___________________________________________________________
===========================================================
Class C                                             450,709
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      8.59
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.59 divided by
      94.50%)                                   $      9.09
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      8.48
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      8.47
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $33,346)         $  253,155
------------------------------------------------------------------------
Dividends from affiliated money market funds                      11,211
------------------------------------------------------------------------
Interest                                                             365
========================================================================
    Total investment income                                      264,731
========================================================================

EXPENSES:

Advisory fees                                                    117,235
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    86,434
------------------------------------------------------------------------
Distribution fees -- Class A                                      30,214
------------------------------------------------------------------------
Distribution fees -- Class B                                      21,881
------------------------------------------------------------------------
Distribution fees -- Class C                                      15,200
------------------------------------------------------------------------
Transfer agent fees                                               45,488
------------------------------------------------------------------------
Trustees' fees                                                     4,503
------------------------------------------------------------------------
Printing fees                                                     25,621
------------------------------------------------------------------------
Professional fees                                                 30,126
------------------------------------------------------------------------
Other                                                             22,934
========================================================================
    Total expenses                                               424,431
========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                    (153,520)
========================================================================
    Net expenses                                                 270,911
========================================================================
Net investment income (loss)                                      (6,180)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES,
  FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                          279,893
------------------------------------------------------------------------
  Foreign currencies                                              13,074
------------------------------------------------------------------------
  Futures contracts                                               36,411
========================================================================
                                                                 329,378
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        5,949,361
------------------------------------------------------------------------
  Foreign currencies                                              (2,499)
========================================================================
                                                               5,946,862
========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            6,276,240
========================================================================
Net increase in net assets resulting from operations          $6,270,060
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (6,180)   $  (182,360)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                      329,378     (1,435,848)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                5,946,862       (216,476)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 6,270,060     (1,834,684)
=========================================================================================
Share transactions-net:
  Class A                                                      15,790,303      5,678,996
-----------------------------------------------------------------------------------------
  Class B                                                       1,432,005      2,421,609
-----------------------------------------------------------------------------------------
  Class C                                                         227,902        398,520
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              17,450,210      8,499,125
=========================================================================================
    Net increase in net assets                                 23,720,270      6,664,441
=========================================================================================

NET ASSETS:

  Beginning of period                                          16,470,175      9,805,734
=========================================================================================
  End of period                                               $40,190,445    $16,470,175
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $117,235 and reimbursed expenses of $35,979.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $18,378 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $30,214, $21,881 and $15,200, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $4,027 in front-end sales commissions from the sale of Class A shares and $7, $0 and $134 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,369 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $294 and reductions in custodian fees of $12 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $306.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.


NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                              $  161,713
----------------------------------------------------------
December 31, 2009                               3,598,747
----------------------------------------------------------
December 31, 2010                               1,583,364
==========================================================
Total capital loss carryforward                $5,343,824
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $24,482,105 and $8,623,594, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                          $7,233,344
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (160,125)
===========================================================
Net unrealized appreciation of investment
  securities                                     $7,073,219
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $31,186,358.

NOTE 8--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,444,775    $ 34,524,731     3,320,793    $ 24,876,290
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        270,207       2,117,954       639,639       4,859,028
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,329,300       9,882,813       505,667       3,617,347
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                          2,741          20,618         3,706          26,644
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         (2,774)        (20,618)       (3,719)        (26,644)
======================================================================================================================
Reacquired:
  Class A                                                     (2,357,075)    (18,755,046)   (2,653,242)    (19,223,938)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (92,481)       (665,331)     (348,193)     (2,410,775)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,295,450)     (9,654,911)     (454,970)     (3,218,827)
======================================================================================================================
                                                               2,299,243    $ 17,450,210     1,009,681    $  8,499,125
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                                          AUGUST 31, 2000
                                                              SIX MONTHS           YEAR ENDED            (DATE OPERATIONS
                                                               ENDED               DECEMBER 31,           COMMENCED) TO
                                                              JUNE 30,         --------------------        DECEMBER 31,
                                                                2003            2002         2001            2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.91         $ 7.10       $  7.97           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)       (0.06)(a)     (0.08)(a)         (0.03)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.67          (0.13)        (0.76)            (2.00)
=========================================================================================================================
    Total from investment operations                              1.68          (0.19)        (0.84)            (2.03)
=========================================================================================================================
Less dividends from net investment income                           --             --         (0.03)               --
=========================================================================================================================
Net asset value, end of period                                 $  8.59         $ 6.91       $  7.10           $  7.97
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  24.31%         (2.68)%      (10.48)%          (20.30)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,031         $9,703       $ 5,202           $ 5,625
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.00%(c)       2.01%         2.02%             2.11%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.24%(c)       3.03%         4.55%             6.83%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.15%(c)      (0.85)%       (1.12)%           (1.09)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          38%           118%          145%               30%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $17,408,052.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                                          AUGUST 31, 2000
                                                              SIX MONTHS            YEAR ENDED           (DATE OPERATIONS
                                                               ENDED               DECEMBER 31,            COMMENCED) TO
                                                              JUNE 30,         --------------------         DECEMBER 31,
                                                                2003            2002         2001              2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.84         $ 7.07       $  7.95           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.11)(a)     (0.13)(a)         (0.05)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.66          (0.12)        (0.75)            (2.00)
=========================================================================================================================
    Total from investment operations                              1.64          (0.23)        (0.88)            (2.05)
=========================================================================================================================
Net asset value, end of period                                  $ 8.48         $ 6.84       $  7.07           $  7.95
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  23.98%         (3.25)%      (11.07)%          (20.50)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,340         $3,918       $ 2,016           $ 1,992
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)       2.66%         2.72%             2.81%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.89%(c)       3.68%         5.25%             7.53%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(c)     (1.50)%       (1.83)%           (1.79)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          38%           118%          145%               30%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $4,412,560.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                                          AUGUST 31, 2000
                                                              SIX MONTHS            YEAR ENDED            (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,              COMMENCED)
                                                               JUNE 30,        --------------------       TO DECEMBER 31,
                                                                 2003           2002         2001               2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.83         $ 7.07       $  7.95           $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.11)(a)     (0.13)(a)         (0.05)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.66          (0.13)        (0.75)            (2.00)
==========================================================================================================================
    Total from investment operations                              1.64          (0.24)        (0.88)            (2.05)
==========================================================================================================================
Net asset value, end of period                                  $ 8.47         $ 6.83       $  7.07           $  7.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  24.01%         (3.39)%      (11.07)%          (20.50)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,819         $2,849       $ 2,588           $ 2,649
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)       2.66%         2.72%             2.81%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.89%(c)       3.68%         5.25%             7.53%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(c)     (1.50)%       (1.83)%           (1.79)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          38%           118%          145%               30%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,065,089.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES        OFFICERS                          OFFICE OF THE FUND
Frank S. Bayley
Bruce L. Crockett        Robert H. Graham                  11 Greenway Plaza
Albert R. Dowden         Chairman and President            Suite 100
Edward K. Dunn Jr.                                         Houston, TX 77046
Jack M. Fields           Mark H. Williamson
Carl Frischling          Executive Vice President          INVESTMENT ADVISOR
Robert H. Graham                                           A I M Advisors, Inc.
Prema Mathai-Davis       Kevin M. Carome                   11 Greenway Plaza
Lewis F. Pennock         Senior Vice President             Suite 100
Ruth H. Quigley                                            Houston, TX 77046
Louis S. Sklar           Gary T. Crum
Mark H. Williamson       Senior Vice President             TRANSFER AGENT
                                                           A I M Fund Services, Inc.
                         Dana R. Sutton                    P.O. Box 4739
                         Vice President and Treasurer      Houston, TX 77210-4739

                         Robert G. Alley                   CUSTODIAN
                         Vice President                    State Street Bank and Trust Company
                                                           225 Franklin Street
                         Stuart W. Coco                    Boston, MA 02110
                         Vice President
                                                           COUNSEL TO THE FUND
                         Melville B. Cox                   Ballard Spahr
                         Vice President                    Andrews & Ingersoll, LLP
                                                           1735 Market Street
                         Karen Dunn Kelley                 Philadelphia, PA 19103
                         Vice President
                                                           COUNSEL TO THE TRUSTEES
                         Edgar M. Larsen                   Kramer, Levin, Naftalis & Frankel LLP
                         Vice President                    919 Third Avenue
                                                           New York, NY 10022
                         Nancy L. Martin
                         Secretary                         DISTRIBUTOR
                                                           A I M Distributors, Inc.
                                                           11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

       DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

                                      AIM Asia Pacific Growth Fund                           TAXABLE
                                      AIM Developing Markets Fund
AIM Aggressive Growth Fund            AIM European Growth Fund                 AIM Floating Rate Fund
AIM Balanced Fund*                    AIM European Small Company Fund          AIM High Yield Fund
AIM Basic Balanced Fund*              AIM Global Aggressive Growth Fund        AIM Income Fund
AIM Basic Value Fund                  AIM Global Growth Fund                   AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Trends Fund                   AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund          AIM Global Value Fund(4)                 AIM Money Market Fund
AIM Charter Fund                      AIM International Core Equity Fund       AIM Short-Term Bond Fund
AIM Constellation Fund                AIM International Emerging Growth Fund   AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                             TAX-FREE
AIM Emerging Growth Fund                         SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                 AIM High Income Municipal Fund
AIM Large Cap Growth Fund             AIM Global Energy Fund                   AIM Municipal Bond Fund
AIM Libra Fund                        AIM Global Financial Services Fund       AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund          AIM Global Health Care Fund              AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund          AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund               AIM Global Utilities Fund
AIM Opportunities I Fund(2)           AIM New Technology Fund
AIM Opportunities II Fund(2)          AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.


Mutual   Retirement    Annuities    College    Separately   Offshore    Alternative     Cash
Funds    Products                   Savings    Managed      Products    Investments     Management
                                    Plans      Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                     IEG-SAR-1

                                  [COVER ART]

                          AIM MID CAP BASIC VALUE FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

        AIM Mid Cap Basic Value Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                      [PIE CHART]
CONSUMER STAPLES                             2.3%
CASH & OTHER                                 3.8%
ENERGY                                       5.1%
HEALTH CARE                                  9.7%
INDUSTRIALS                                 11.7%
CONSUMER DISCRETIONARY                      21.8%
INFORMATION TECHNOLOGY                      22.6%
FINANCIALS                                  23.0%

TOTAL NUMBER OF HOLDINGS*                     47

TOTAL NET ASSETS                   $64.3 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (12/31/01)                       -7.27%
   1 Year                                   -7.26

CLASS B SHARES
 Inception (12/31/01)                       -6.90%
   1 Year                                   -7.37

CLASS C SHARES
 Inception (12/31/01)                       -4.32%
   1 Year                                   -3.47

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                              14.82%

CLASS B SHARES                              14.43

CLASS C SHARES                              14.43

S&P 500 Index                               11.75
(Broad Market Index)

RUSSELL MID-CAP VALUE INDEX                 13.11
(Style Specific Index)

LIPPER MULTI-CAP VALUE FUND INDEX           19.22
(Lipper Peer Group)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==================================================================================================================
TOP 10 EQUITY HOLDINGS*                                      TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------
  1. Computer Associates International, Inc.     4.0%          1. Data Processing & Outsourced Services       9.1%
  2. Aetna Inc.                                  3.4           2. Thrifts & Mortgage Finance                  5.9
  3. Interpublic Group of Cos., Inc. (The)       3.3           3. Apparel Retail                              5.3
  4. Waters Corp.                                3.2           4. Advertising                                 5.0
  5. Brunswick Corp.                             2.8           5. Electronic Equipment Manufacturers          5.0
  6. Ceridian Corp.                              2.7           6. Managed Health Care                         5.0
  7. IMS Health Inc.                             2.7           7. Regional Banks                              4.9
  8. Zions Bancorp.                              2.6           8. Asset Management & Custody Banks            4.2
  9. American Standard Cos. Inc.                 2.6           9. Restaurants                                 4.1
 10. ACE Ltd. (Cayman Islands)                   2.5          10. Systems Software                            4.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Mid Cap Basic Value Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International, Inc. and Standard & Poor's.

o Investing in small- and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations, and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the affect of IPO investments on the fund's total return.

o The unmanaged Russell Mid-Cap Value Index is a subset of the Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies; the Value subset measures the performance of Russell Midcap companies with lower price/book ratios and lower forecasted growth values.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lipper Multi-Cap Value Fund Index represents an average of the performance of the 30 largest multi-capitalization value funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Mid Cap Basic Value Fund for the
ROBERT H.           six months ended June 30, 2003. Important information such
GRAHAM]             as top holdings and fund performance as of the close of the reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund
DESPITE ECONOMIC    during the six months covered by this report.
SLUGGISHNESS,
DOMESTIC EQUITY         As always, timely information about your fund and the
MARKETS PERFORMED   markets in general is available at our Web site,
WELL, PARTICULARLY  aiminvestments.com. From our home page, click on Products
DURING THE SECOND   and Performance, then Mutual Funds, then AIM Funds, and
HALF OF THE         then select the type of information you wish to view.
REPORTING PERIOD.
ROBERT H. GRAHAM    MARKET CONDITIONS

                    Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

AIM Mid Cap Basic Value Fund produced double-digit increases for the six-month reporting period ended June 30, 2002. Class A shares, for example, produced total return of 14.82% at net asset value during the reporting period.

    The fund management team--Timothy Beyer, R. Canon Coleman, Matthew W. Seinsheimer, Michael J. Simon and Bret W. Stanley--has stated that the fund's gains during the reporting period were based upon its ability to acquire strong valuation opportunities in more economically sensitive areas.

IN CLOSING

I thank you for your continued participation in AIM Mid Cap Basic Value Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely.

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.12%

ADVERTISING-5.03%

Interpublic Group of Cos., Inc. (The)(a)      158,970    $ 2,127,019
--------------------------------------------------------------------
R.H. Donnelley Corp.(a)                        30,400      1,108,688
====================================================================
                                                           3,235,707
====================================================================

APPAREL RETAIL-5.25%

Abercrombie & Fitch Co.-Class A(a)             37,310      1,059,977
--------------------------------------------------------------------
Gap, Inc. (The)                                72,600      1,361,976
--------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 43,800        957,030
====================================================================
                                                           3,378,983
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-4.18%

Janus Capital Group Inc.                       71,540      1,173,256
--------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A         59,090      1,516,840
====================================================================
                                                           2,690,096
====================================================================

BUILDING PRODUCTS-2.64%

American Standard Cos. Inc.(a)                 22,950      1,696,693
====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-9.11%

BISYS Group, Inc. (The)(a)                     73,100      1,342,847
--------------------------------------------------------------------
Ceridian Corp.(a)                             101,480      1,722,116
--------------------------------------------------------------------
Certegy Inc.(a)                                50,650      1,405,537
--------------------------------------------------------------------
DST Systems, Inc.(a)                           36,570      1,389,660
====================================================================
                                                           5,860,160
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.27%

Viad Corp.                                     65,100      1,457,589
====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.91%

Rockwell Automation, Inc.                      51,650      1,231,336
====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-5.03%

Cognex Corp.(a)                                53,190      1,188,797
--------------------------------------------------------------------
Waters Corp.(a)                                70,200      2,044,926
====================================================================
                                                           3,233,723
====================================================================

EMPLOYMENT SERVICES-1.89%

Robert Half International Inc.(a)              64,330      1,218,410
====================================================================

FOOD RETAIL-2.27%

Kroger Co. (The)(a)                            87,400      1,457,832
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------

HEALTH CARE FACILITIES-1.99%

Universal Health Services, Inc.-Class B(a)     32,250    $ 1,277,745
====================================================================

HEALTH CARE SERVICES-2.67%

IMS Health Inc.                                95,340      1,715,167
====================================================================

HOME FURNISHINGS-1.59%

Natuzzi S.p.A.-ADR (Italy)                    127,200      1,020,144
====================================================================

HOTELS, RESORTS & CRUISE LINES-3.03%

Orient Express Hotels Ltd.-Class A
  (Bermuda)(a)                                 32,800        483,800
--------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.      51,180      1,463,236
====================================================================
                                                           1,947,036
====================================================================

INDUSTRIAL MACHINERY-2.50%

Kennametal Inc.                                26,430        894,391
--------------------------------------------------------------------
SPX Corp.(a)                                   16,140        711,128
====================================================================
                                                           1,605,519
====================================================================

IT CONSULTING & OTHER SERVICES-1.79%

Acxiom Corp.(a)                                76,350      1,152,122
====================================================================

LEISURE PRODUCTS-2.81%

Brunswick Corp.                                72,170      1,805,693
====================================================================

LIFE & HEALTH INSURANCE-3.65%

Nationwide Financial Services, Inc.-Class A    42,190      1,371,175
--------------------------------------------------------------------
Protective Life Corp.                          36,600        979,050
====================================================================
                                                           2,350,225
====================================================================

MANAGED HEALTH CARE-5.01%

Aetna Inc.                                     35,890      2,160,578
--------------------------------------------------------------------
Anthem, Inc.(a)                                13,780      1,063,127
====================================================================
                                                           3,223,705
====================================================================

MULTI-LINE INSURANCE-1.82%

American Financial Group, Inc.                 51,430      1,172,604
====================================================================

OFFICE SERVICES & SUPPLIES-0.51%

Danka Business Systems PLC-ADR (United
  Kingdom)(a)                                  84,650        326,664
====================================================================

OIL & GAS DRILLING-3.61%

Nabors Industries, Ltd. (Bermuda)(a)           22,390        885,525
--------------------------------------------------------------------
Pride International, Inc.(a)                   76,310      1,436,154
====================================================================
                                                           2,321,679
====================================================================

OIL & GAS EQUIPMENT & SERVICES-1.47%

Smith International, Inc.(a)                   25,760        946,422
====================================================================


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.49%

ACE Ltd. (Cayman Islands)                      46,720    $ 1,602,029
====================================================================

REGIONAL BANKS-4.91%

Cullen/Frost Bankers, Inc.                     45,400      1,457,340
--------------------------------------------------------------------
Zions Bancorp.                                 33,670      1,704,039
====================================================================
                                                           3,161,379
====================================================================

RESTAURANTS-4.08%

CEC Entertainment Inc.(a)                      30,400      1,122,672
--------------------------------------------------------------------
Outback Steakhouse, Inc.                       38,530      1,502,670
====================================================================
                                                           2,625,342
====================================================================

SEMICONDUCTOR EQUIPMENT-2.65%

Brooks Automation, Inc.(a)                     61,450        696,843
--------------------------------------------------------------------
Novellus Systems, Inc.(a)                      27,550      1,008,909
====================================================================
                                                           1,705,752
====================================================================

SYSTEMS SOFTWARE-4.04%

Computer Associates International, Inc.       116,600      2,597,848
====================================================================

THRIFTS & MORTGAGE FINANCE-5.92%

Federal Agricultural Mortgage Corp.-Class C    45,300      1,012,455
--------------------------------------------------------------------
MGIC Investment Corp.                          27,600      1,287,264
--------------------------------------------------------------------
Radian Group Inc.                              41,180      1,509,247
====================================================================
                                                           3,808,966
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $58,301,654)                        61,826,570
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
MONEY MARKET FUNDS-6.29%

STIC Liquid Assets Portfolio(b)                2,022,132 $ 2,022,132
--------------------------------------------------------------------
STIC Prime Portfolio(b)                        2,022,132   2,022,132
====================================================================
    Total Money Market Funds (Cost
      $4,044,264)                                          4,044,264
====================================================================
TOTAL INVESTMENTS-102.41% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $62,345,918)              65,870,834
====================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.82%

STIC Liquid Assets Portfolio(b)(c)               524,400     524,400
====================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $524,400)                                        524,400
====================================================================
TOTAL INVESTMENTS-103.23% (Cost $62,870,318)              66,395,234
====================================================================
OTHER ASSETS LESS LIABILITIES-(3.23%)                     (2,076,461)
====================================================================
NET ASSETS-100.00%                                       $64,318,773
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $62,870,318)*                                 $66,395,234
-----------------------------------------------------------
Receivables for:
  Investments sold                                  301,305
-----------------------------------------------------------
  Fund shares sold                                  234,418
-----------------------------------------------------------
  Dividends                                          52,742
-----------------------------------------------------------
Investment for deferred compensation plan             3,816
-----------------------------------------------------------
Other assets                                         33,685
===========================================================
    Total assets                                 67,021,200
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,746,172
-----------------------------------------------------------
  Fund shares reacquired                            256,097
-----------------------------------------------------------
  Deferred compensation plan                          3,816
-----------------------------------------------------------
  Collateral upon return of securities loaned       524,400
-----------------------------------------------------------
Accrued distribution fees                            69,361
-----------------------------------------------------------
Accrued transfer agent fees                          51,928
-----------------------------------------------------------
Accrued operating expenses                           50,653
===========================================================
    Total liabilities                             2,702,427
===========================================================
Net assets applicable to shares outstanding     $64,318,773
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $74,698,030
-----------------------------------------------------------
Undistributed net investment income (loss)         (406,660)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (13,497,513)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      3,524,916
===========================================================
                                                $64,318,773
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $31,140,544
___________________________________________________________
===========================================================
Class B                                         $25,443,181
___________________________________________________________
===========================================================
Class C                                         $ 7,735,048
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           3,294,994
___________________________________________________________
===========================================================
Class B                                           2,717,341
___________________________________________________________
===========================================================
Class C                                             826,735
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.45
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.45 divided by
      94.50%)                                   $     10.00
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $      9.36
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.36
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $509,580 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $9,539)          $   190,073
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       12,017
-------------------------------------------------------------------------
Security lending income                                             8,305
=========================================================================
    Total investment income                                       210,395
=========================================================================

EXPENSES:

Advisory fees                                                     230,006
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     12,790
-------------------------------------------------------------------------
Distribution fees -- Class A                                       49,943
-------------------------------------------------------------------------
Distribution fees -- Class B                                      106,813
-------------------------------------------------------------------------
Distribution fees -- Class C                                       38,001
-------------------------------------------------------------------------
Transfer agent fees                                               146,562
-------------------------------------------------------------------------
Registration and filing fees                                       45,785
-------------------------------------------------------------------------
Trustees' fees                                                      4,621
-------------------------------------------------------------------------
Other                                                              50,556
=========================================================================
    Total expenses                                                709,872
=========================================================================
Less: Fees waived and expenses paid indirectly                    (96,587)
=========================================================================
    Net expenses                                                  613,285
=========================================================================
Net investment income (loss)                                     (402,890)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (6,175,644)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   14,019,520
=========================================================================
Net gain from investment securities                             7,843,876
=========================================================================
Net increase in net assets resulting from operations          $ 7,440,986
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (402,890)   $   (476,400)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (6,175,644)     (7,321,869)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       14,019,520     (10,493,590)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  7,440,986     (18,291,859)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --            (478)
------------------------------------------------------------------------------------------
  Class B                                                               --            (253)
------------------------------------------------------------------------------------------
  Class C                                                               --             (97)
==========================================================================================
    Decrease in net assets resulting from distributions                 --            (828)
==========================================================================================
Share transactions-net:
  Class A                                                      (11,346,387)     50,139,628
------------------------------------------------------------------------------------------
  Class B                                                        1,300,281      25,993,450
------------------------------------------------------------------------------------------
  Class C                                                       (1,469,186)      9,553,721
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (11,515,292)     85,686,799
==========================================================================================
    Net increase (decrease) in net assets                       (4,074,306)     67,394,112
==========================================================================================

NET ASSETS:

  Beginning of period                                           68,393,079         998,967
==========================================================================================
  End of period                                               $ 64,318,773    $ 68,393,079
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets on the next $4 billion, plus 0.70% of the Fund's average daily net assets in excess of $5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total fund operating expenses of Class A to 1.80%. Voluntary fee waivers may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). For the six months ended June 30, 2003, AIM waived fees of $95,544.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $65,759 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $49,943, $106,813 and $38,001, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $12,557 in front-end sales commissions from the sale of Class A shares and $168, $92, $1,594 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,375 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agent fees from AFS (an affiliate of AIM) of $959 and reductions in custodian fees of $84 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,043.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $509,580 were on loan to brokers. The loans were secured by cash collateral of $524,400, received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $8,305 for securities lending.


NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                             CAPITAL LOSS
EXPIRATION                                                   CARRYFORWARD
-------------------------------------------------------------------------
December 31, 2010                                             $3,285,438
_________________________________________________________________________
=========================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during six months ended June 30, 2003 was $13,269,971 and $25,360,993, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities          $ 5,609,155
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,891,663)
===============================================================================
Net unrealized appreciation of investment securities                $ 2,717,492
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $63,677,742.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                           SIX MONTHS ENDED                 YEAR ENDED
                            JUNE 30, 2003               DECEMBER 31, 2002
                      --------------------------    --------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------
Sold:
  Class A                981,310    $  8,608,248     6,822,286    $ 67,387,599
------------------------------------------------------------------------------
  Class B                716,384       6,091,244     3,513,553      34,188,591
------------------------------------------------------------------------------
  Class C                341,208       2,823,058     1,447,908      13,866,491
==============================================================================
Conversion of Class
  B shares to Class
  A shares:
  Class A                 44,051         370,988        54,117         479,487
------------------------------------------------------------------------------
  Class B                (44,403)       (370,988)      (54,301)       (479,487)
==============================================================================
Reacquired:
  Class A             (2,482,891)    (20,325,623)   (2,163,879)    (17,727,458)
------------------------------------------------------------------------------
  Class B               (546,312)     (4,419,975)     (897,580)     (7,715,654)
------------------------------------------------------------------------------
  Class C               (499,877)     (4,292,244)     (492,504)     (4,312,770)
==============================================================================
                      (1,490,530)   $(11,515,292)    8,229,600    $ 85,686,799
______________________________________________________________________________
==============================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                                              -------------------------------------------------
                                                              SIX MONTHS                       DECEMBER 31,
                                                               ENDED           YEAR ENDED         2001
                                                              JUNE 30,         DECEMBER 31,    (DATE OPERATIONS
                                                                2003             2002          COMMENCED)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.23           $  9.99           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)         (0.06)(a)          0.00
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.26             (1.70)            (0.01)
===============================================================================================================
    Total from investment operations                              1.22             (1.76)            (0.01)
===============================================================================================================
Less dividends from net investment income                        (0.00)            (0.00)               --
===============================================================================================================
Net asset value, end of period                                 $  9.45           $  8.23           $  9.99
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  14.82%           (17.62)%           (0.10)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $31,141           $39,130           $   400
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.81%(c)          1.80%             1.80%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.14%(c)          1.93%           199.49%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.07)%(c)        (0.70)%           (0.31)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          23%               41%               --
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $28,775,221.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                   CLASS B
                                                              -------------------------------------------------
                                                              SIX MONTHS                       DECEMBER 31,
                                                               ENDED           YEAR ENDED         2001
                                                              JUNE 30,         DECEMBER 31,    (DATE OPERATIONS
                                                                2003             2002          COMMENCED)
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.18           $  9.99           $ 10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)         (0.12)(a)          0.00
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.25             (1.69)            (0.01)
===============================================================================================================
    Total from investment operations                              1.18             (1.81)            (0.01)
===============================================================================================================
Less dividends from net investment income                           --             (0.00)               --
===============================================================================================================
Net asset value, end of period                                 $  9.36           $  8.18           $  9.99
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  14.43%           (18.12)%           (0.10)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $25,443           $21,204           $   300
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.46%(c)          2.45%             2.45%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.79%(c)          2.58%           200.14%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.72)%(c)        (1.35)%           (0.96)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                                          23%               41%               --
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,539,677.
(d)  Annualized
(e)  Not annualized for periods less than one year.


                                                                                   CLASS C
                                                                ----------------------------------------------
                                                                SIX MONTHS                    DECEMBER 31,
                                                                 ENDED        YEAR ENDED         2001
                                                                JUNE 30,      DECEMBER 31,    (DATE OPERATIONS
                                                                  2003          2002          COMMENCED)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.18        $  9.99           $ 10.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.07)(a)      (0.12)(a)          0.00
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     1.25          (1.69)            (0.01)
==============================================================================================================
    Total from investment operations                                1.18          (1.81)            (0.01)
==============================================================================================================
Less dividends from net investment income                             --          (0.00)               --
==============================================================================================================
Net asset value, end of period                                   $  9.36        $  8.18           $  9.99
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                    14.43%        (18.12)%           (0.10)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 7,735        $ 8,059           $   300
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.46%(c)       2.45%             2.45%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.79%(c)       2.58%           200.14%(d)
==============================================================================================================
Ratio of net investment income (loss) to average net assets        (1.72)%(c)     (1.35)%           (0.96)%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                            23%            41%               --
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,663,160.
(d)  Annualized
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                OFFICERS                           OFFICE OF THE FUND
Frank S. Bayley                  Robert H. Graham                   11 Greenway Plaza
Bruce L. Crockett                Chairman and President             Suite 100
Albert R. Dowden                                                    Houston, TX 77046
Edward K. Dunn Jr.               Mark H. Williamson
Jack M. Fields                   Executive Vice President           INVESTMENT ADVISOR
Carl Frischling                                                     A I M Advisors, Inc.
Robert H. Graham                 Kevin M. Carome                    11 Greenway Plaza
Prema Mathai-Davis               Senior Vice President              Suite 100
Lewis F. Pennock                                                    Houston, TX 77046
Ruth H. Quigley                  Gary T. Crum
Louis S. Sklar                   Senior Vice President              TRANSFER AGENT
Mark H. Williamson                                                  A I M Fund Services, Inc.
                                 Dana R. Sutton                     P.O. Box 4739
                                 Vice President and Treasurer       Houston, TX 77210-4739

                                 Robert G. Alley                    CUSTODIAN
                                 Vice President                     State Street Bank and Trust Company
                                                                    225 Franklin Street
                                 Stuart W. Coco                     Boston, MA 02110
                                 Vice President
                                                                    COUNSEL TO THE FUND
                                 Melville B. Cox                    Ballard Spahr
                                 Vice President                     Andrews & Ingersoll, LLP
                                                                    1735 Market Street
                                 Karen Dunn Kelley                  Philadelphia, PA 19103
                                 Vice President
                                                                    COUNSEL TO THE TRUSTEES
                                 Edgar M. Larsen                    Kramer, Levin, Naftalis & Frankel LLP
                                 Vice President                     919 Third Avenue
                                                                    New York, NY 10022
                                 Nancy L. Martin
                                 Secretary                          DISTRIBUTOR
                                                                    A I M Distributors, Inc.
                                                                    11 Greenway Plaza
                                                                    Suite 100
                                                                    Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                                           TAX-FREE
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Libra Fund                               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund


 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds --Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual    Retirement     Annuities     College      Separately     Offshore     Alternative     Cash
Funds     Products                     Savings      Managed        Products     Investments     Management
                                       Plans        Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                   MCBV-SAR-1

                                   [COVER ART]

                             AIM NEW TECHNOLOGY FUND

                                  June 30, 2003

                        Semiannual Report to Shareholders

      AIM New Technology Fund seeks to provide long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

HOLDINGS BY MARKET CAPITALIZATION

Based on total assets

                                   [PIE CHART]

SMALL-CAP STOCKS                               36%
MID-CAP STOCKS                                 24%
LARGE-CAP STOCKS                               40%

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                     102

TOTAL NET ASSETS                    $44.3 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (8/31/00)                -39.26%
  1 Year                             -6.52

CLASS B SHARES
 Inception (8/31/00)                -39.13%
  1 Year                             -6.48

CLASS C SHARES
 Inception (8/31/00)                -38.38%
  1 Year                             -2.53

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                               22.86%

CLASS B SHARES                               22.82

CLASS C SHARES                               22.71

S&P 500 INDEX                                11.75
(Broad Market Index)

PSE TECHNOLOGY 100 INDEX                     22.69
(Style-Specific Index)

LIPPER SCIENCE AND TECHNOLOGY FUND INDEX     22.48
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=========================================================================================================
TOP 10 EQUITY HOLDINGS*                               TOP 10 INDUSTRIES*
---------------------------------------------------------------------------------------------------------
 1. Dell Computer Corp.                       3.3%     1. Semiconductors                            15.2%

 2. Gilead Sciences, Inc.                     3.1      2. Communications Equipment                  10.9

 3. Nextel Communications Inc.-Class A        2.7      3. Semiconductor Equipment                    7.7

 4. Microsoft Corp.                           2.6      4. Systems Software                           6.7

 5. eBay Inc.                                 2.5      5. Application Software                       6.5

 6. UTStarcom, Inc.                           2.5      6. Computer Storage & Peripherals             5.7

 7. Amazon.com, Inc.                          1.8      7. Biotechnology                              5.4

 8. Analog Devices, Inc.                      1.8      8. Computer Hardware                          4.7

 9. QUALCOMM Inc.                             1.8      9. Wireless Telecommunication Services        4.5

10. Cisco Systems, Inc.                       1.8     10. Internet Retail                            4.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=========================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o Effective 7/1/03, after the close of the reporting period, the fund's manager is William R. Keithler.

o AIM New Technology Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The value of the fund's shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o   The unmanaged Pacific Stock Exchange Technology 100 Index (PSE Technology
    100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, the industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is your report on AIM New Technology Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter
Despite economic    will provide an overview of the markets and your fund during
sluggishness,       the six months covered by this report.
domestic equity
markets performed       As always, timely information about your fund and the
well,               markets in general is available at our Web site,
particularly        aiminvestments.com. From our home page, click on Products &
during the second   Performance, then Mutual Funds, then AIM Funds, and then
half                select the type of information you wish to view.
of the reporting
period.             MARKET CONDITIONS
ROBERT H. GRAHAM
                    Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecom-munications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

AIM New Technology Fund delivered positive returns for the six months ended June 30, 2003; indeed, at net asset value, the fund outperformed its broad market index, its style-specific index, and its peer group index. Throughout the reporting period, fund managers Abel Garcia and Warren Tennant sought to identify, and invest in, technology and science companies that they believed were likely to benefit from new or innovative products, services, or processes.

    The fund's equity holdings increased from 87 at the beginning of the reporting period to 102 at its close. The percentage of total net assets invested in the information technology sector--the strongest sector of the S&P 500 during the first half of 2003--increased from approximately 60% at the beginning of the reporting period to more than 69% at its close, while health care holdings (including biotechnology stocks) declined from approximately 18% to approximately 13% of the fund's total net assets.

IN CLOSING

I thank you for your continued participation in AIM New Technology Fund. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.25%

AEROSPACE & DEFENSE-0.99%

Engineered Support Systems, Inc.                   6,000   $    251,100
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               4,300        187,007
=======================================================================
                                                                438,107
=======================================================================

APPLICATION SOFTWARE-6.46%

Amdocs Ltd. (United Kingdom)(a)                   24,800        595,200
-----------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           7,700        207,900
-----------------------------------------------------------------------
Documentum, Inc.(a)                               22,300        438,641
-----------------------------------------------------------------------
FileNet Corp.(a)                                   6,600        119,064
-----------------------------------------------------------------------
Intuit Inc.(a)                                     3,900        173,667
-----------------------------------------------------------------------
Macromedia, Inc.(a)                               15,400        324,016
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      15,300        590,733
-----------------------------------------------------------------------
Verint Systems Inc.(a)                            16,200        411,642
=======================================================================
                                                              2,860,863
=======================================================================

AUTO PARTS & EQUIPMENT-0.93%

Gentex Corp.(a)                                   13,400        410,174
=======================================================================

BIOTECHNOLOGY-5.39%

Charles River Laboratories International,
  Inc.(a)                                          4,300        138,374
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          24,800      1,378,384
-----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      3,600        122,400
-----------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        7,900        266,072
-----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     23,500        175,310
-----------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                   42,300        207,270
-----------------------------------------------------------------------
Trimeris, Inc.(a)                                  2,200        100,496
=======================================================================
                                                              2,388,306
=======================================================================

BROADCASTING & CABLE TV-0.91%

TiVo Inc.(a)                                      33,200        404,376
=======================================================================

COMMUNICATIONS EQUIPMENT-10.92%

Advanced Fibre Communications, Inc.(a)            21,600        351,432
-----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            46,900        782,761
-----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            9,600        140,832
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                   27,800        626,890
-----------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           31,300        514,259
-----------------------------------------------------------------------
QUALCOMM Inc.                                     22,500        804,375
-----------------------------------------------------------------------
SafeNet, Inc.(a)                                  18,400        514,832
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                                31,000   $  1,102,670
=======================================================================
                                                              4,838,051
=======================================================================

COMPUTER HARDWARE-4.73%

Dell Computer Corp.(a)                            45,900      1,466,964
-----------------------------------------------------------------------
Hewlett-Packard Co.                               18,900        402,570
-----------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                         21,400        228,980
=======================================================================
                                                              2,098,514
=======================================================================

COMPUTER STORAGE & PERIPHERALS-5.72%

EMC Corp.(a)                                      36,700        384,249
-----------------------------------------------------------------------
Hutchinson Technology Inc.(a)                      8,500        279,565
-----------------------------------------------------------------------
Imation Corp.                                      8,300        313,906
-----------------------------------------------------------------------
Overland Storage, Inc.(a)                          5,900        120,006
-----------------------------------------------------------------------
SanDisk Corp.(a)                                  16,300        657,705
-----------------------------------------------------------------------
Storage Technology Corp.(a)                        9,300        239,382
-----------------------------------------------------------------------
Synaptics Inc.(a)                                 23,200        312,272
-----------------------------------------------------------------------
Western Digital Corp.(a)                          22,000        226,600
=======================================================================
                                                              2,533,685
=======================================================================

CONSUMER ELECTRONICS-1.36%

Garmin Ltd. (Cayman Islands)(a)                    5,200        207,324
-----------------------------------------------------------------------
Harman International Industries, Inc.              5,000        395,700
=======================================================================
                                                                603,024
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.29%

Affiliated Computer Services, Inc.-Class A(a)     16,000        731,680
-----------------------------------------------------------------------
eSpeed, Inc.-Class A(a)                           12,400        245,024
-----------------------------------------------------------------------
Global Payments Inc.                               4,300        152,650
-----------------------------------------------------------------------
Paychex, Inc.                                     11,200        328,272
=======================================================================
                                                              1,457,626
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.41%

Daktronics, Inc.(a)                               14,200        232,170
-----------------------------------------------------------------------
Itron, Inc.(a)                                     6,300        135,828
-----------------------------------------------------------------------
OSI Systems, Inc.(a)                              16,000        256,960
=======================================================================
                                                                624,958
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.08%

Trimble Navigation Ltd.(a)                        20,900        479,237
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT-2.51%

ALARIS Medical Systems, Inc.(a)                   10,500   $    135,975
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                        11,700        714,870
-----------------------------------------------------------------------
Cardiac Science, Inc.(a)                          97,000        259,960
=======================================================================
                                                              1,110,805
=======================================================================

HEALTH CARE SERVICES-1.89%

Accredo Health, Inc.(a)                            3,350         73,030
-----------------------------------------------------------------------
Dendrite International, Inc.(a)                    9,000        115,920
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            9,900        298,485
-----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          5,500        350,900
=======================================================================
                                                                838,335
=======================================================================

HEALTH CARE SUPPLIES-1.17%

Fisher Scientific International Inc.(a)           11,100        387,390
-----------------------------------------------------------------------
ICU Medical, Inc.(a)                               4,200        130,830
=======================================================================
                                                                518,220
=======================================================================

HOME ENTERTAINMENT SOFTWARE-0.56%

Take-Two Interactive Software, Inc.(a)             4,200        119,028
-----------------------------------------------------------------------
THQ Inc.(a)                                        7,100        127,800
=======================================================================
                                                                246,828
=======================================================================

INTERNET RETAIL-4.33%

Amazon.com, Inc.(a)                               22,300        813,727
-----------------------------------------------------------------------
eBay Inc.(a)                                      10,600      1,104,308
=======================================================================
                                                              1,918,035
=======================================================================

INTERNET SOFTWARE & SERVICES-3.97%

Open Text Corp. (Canada)(a)                        3,400         96,050
-----------------------------------------------------------------------
United Online, Inc.(a)                            20,500        519,470
-----------------------------------------------------------------------
Websense, Inc.(a)                                 38,400        601,344
-----------------------------------------------------------------------
Yahoo! Inc.(a)                                    16,600        543,816
=======================================================================
                                                              1,760,680
=======================================================================

IT CONSULTING & OTHER SERVICES-1.54%

Anteon International Corp.(a)                     14,400        401,904
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)           11,600        282,576
=======================================================================
                                                                684,480
=======================================================================

PHARMACEUTICALS-2.08%

American Pharmaceutical Partners, Inc.(a)          7,500        254,250
-----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       7,900        432,525
-----------------------------------------------------------------------
Mylan Laboratories Inc.                            6,800        236,436
=======================================================================
                                                                923,211
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-7.65%

Applied Materials, Inc.(a)                        21,500   $    340,990
-----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     67,600        413,712
-----------------------------------------------------------------------
Entegris Inc.(a)                                  31,800        427,392
-----------------------------------------------------------------------
FormFactor Inc.(a)                                12,500        221,250
-----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                7,600        353,324
-----------------------------------------------------------------------
Lam Research Corp.(a)                             18,400        335,064
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         12,900        472,411
-----------------------------------------------------------------------
Teradyne, Inc.(a)                                 24,800        429,288
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         13,400        398,784
=======================================================================
                                                              3,392,215
=======================================================================

SEMICONDUCTORS-15.19%

Analog Devices, Inc.(a)                           23,300        811,306
-----------------------------------------------------------------------
Cree, Inc.(a)                                     16,700        271,876
-----------------------------------------------------------------------
Genesis Microchip Inc.(a)                          5,600         75,824
-----------------------------------------------------------------------
GlobespanVirata, Inc.(a)                          49,900        411,675
-----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               22,700        713,461
-----------------------------------------------------------------------
Intel Corp.                                       35,900        746,145
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        19,100        656,467
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                    4,400        150,436
-----------------------------------------------------------------------
Microchip Technology Inc.                         23,500        578,805
-----------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                   6,300        196,560
-----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                      24,200        644,688
-----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherland)                                     9,100        189,189
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               49,960        503,597
-----------------------------------------------------------------------
Texas Instruments Inc.                            28,000        492,800
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                   11,400        288,534
=======================================================================
                                                              6,731,363
=======================================================================

SYSTEMS SOFTWARE-6.67%

Borland Software Corp.(a)                         24,600        240,342
-----------------------------------------------------------------------
Microsoft Corp.                                   44,700      1,144,767
-----------------------------------------------------------------------
Oracle Corp.(a)                                   36,000        432,720
-----------------------------------------------------------------------
Symantec Corp.(a)                                 17,600        771,936
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                         12,800        366,976
=======================================================================
                                                              2,956,741
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.50%

AT&T Wireless Services Inc.(a)                    78,900        647,769
-----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)            66,600      1,204,128
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

United States Cellular Corp.(a)                    5,600   $    142,520
=======================================================================
                                                              1,994,417
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $33,814,106)                           42,212,251
=======================================================================

MONEY MARKET FUNDS-4.98%

STIC Liquid Assets Portfolio(b)                1,102,703      1,102,703
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,102,703      1,102,703
=======================================================================
    Total Money Market Funds (Cost
      $2,205,406)                                             2,205,406
=======================================================================
TOTAL INVESTMENTS-100.23% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $36,019,512)                 44,417,657
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-29.57%

STIC Liquid Assets Portfolio(b)(c)             6,552,078   $  6,552,078
-----------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     6,552,077      6,552,077
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,104,155)                                     13,104,155
=======================================================================
TOTAL INVESTMENTS-129.80% (Cost $49,123,667)                 57,521,812
=======================================================================
OTHER ASSETS LESS LIABILITIES-(29.80%)                      (13,205,678)
=======================================================================
NET ASSETS-100.00%                                         $ 44,316,134
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $49,123,667)*                                $ 57,521,812
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  110,424
-----------------------------------------------------------
  Dividends                                           3,574
-----------------------------------------------------------
Investment for deferred compensation plan            11,586
-----------------------------------------------------------
Other assets                                         21,026
===========================================================
    Total assets                                 57,668,422
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             82,229
-----------------------------------------------------------
  Deferred compensation plan                         11,586
-----------------------------------------------------------
  Collateral upon return of securities loaned    13,104,155
-----------------------------------------------------------
Accrued distribution fees                            47,480
-----------------------------------------------------------
Accrued trustees' fees                                   55
-----------------------------------------------------------
Accrued transfer agent fees                          65,018
-----------------------------------------------------------
Accrued operating expenses                           41,765
===========================================================
    Total liabilities                            13,352,288
===========================================================
Net assets applicable to shares outstanding    $ 44,316,134
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $127,530,380
-----------------------------------------------------------
Undistributed net investment income (loss)         (381,592)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (91,230,799)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      8,398,145
===========================================================
                                               $ 44,316,134
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 23,575,594
___________________________________________________________
===========================================================
Class B                                        $ 13,752,749
___________________________________________________________
===========================================================
Class C                                        $  6,987,791
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           9,137,118
___________________________________________________________
===========================================================
Class B                                           5,429,875
___________________________________________________________
===========================================================
Class C                                           2,756,066
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       2.58
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $2.58 divided by
      94.50%)                                  $       2.73
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       2.53
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       2.54
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $12,828,845 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,642)          $    23,926
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       11,897
-------------------------------------------------------------------------
Security lending income                                            22,838
=========================================================================
    Total investment income                                        58,661
=========================================================================

EXPENSES:

Advisory fees                                                     184,973
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     12,869
-------------------------------------------------------------------------
Distribution fees -- Class A                                       33,697
-------------------------------------------------------------------------
Distribution fees -- Class B                                       59,126
-------------------------------------------------------------------------
Distribution fees -- Class C                                       29,570
-------------------------------------------------------------------------
Transfer agent fees                                               208,293
-------------------------------------------------------------------------
Trustees' fees                                                      4,603
-------------------------------------------------------------------------
Professional fees                                                  41,284
-------------------------------------------------------------------------
Other                                                              46,023
=========================================================================
    Total expenses                                                645,233
=========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                     (218,211)
=========================================================================
    Net expenses                                                  427,022
=========================================================================
Net investment income (loss)                                     (368,361)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (1,145,806)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    9,488,926
=========================================================================
Net gain from investment securities                             8,343,120
=========================================================================
Net increase in net assets resulting from operations          $ 7,974,759
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2003            2002
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (368,361)   $ (1,068,001)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (1,145,806)    (21,511,870)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       9,488,926      (9,795,967)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 7,974,759     (32,375,838)
=========================================================================================
Share transactions-net:
  Class A                                                       1,465,345      (4,558,148)
-----------------------------------------------------------------------------------------
  Class B                                                         (49,371)        (76,695)
-----------------------------------------------------------------------------------------
  Class C                                                         105,981         (49,402)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         1,521,955      (4,684,245)
=========================================================================================
    Net increase (decrease) in net assets                       9,496,714     (37,060,083)
=========================================================================================

NET ASSETS:

  Beginning of period                                          34,819,420      71,879,503
=========================================================================================
  End of period                                               $44,316,134    $ 34,819,420
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM New Technology Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $184,973 and reimbursed expenses of $32,033.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, the Fund paid AIM $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $98,520 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $33,697, $59,126 and $29,570, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $7,021 in front-end sales commissions from the sale of Class A shares and $1, $0 and $184 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,372 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,139 and reductions in custodian fees of $66 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,205.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under either the interfund lending facility or borrow under the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $12,828,845 were on loan to brokers. The loans were secured by cash collateral of $13,104,155 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $22,838 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $ 1,713,194
----------------------------------------------------------
December 31, 2009                              64,920,297
----------------------------------------------------------
December 31, 2010                              20,642,862
==========================================================
Total capital loss carryforward               $87,276,353
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $18,877,842 and $18,499,330, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $9,131,579
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (852,298)
===========================================================
Net unrealized appreciation of investment
  securities                                     $8,279,281
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $49,242,531.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003              DECEMBER 31, 2002
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,139,507    $ 4,875,024     5,223,337    $ 15,302,371
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,033,210      2,338,029     1,752,720       4,858,039
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        860,254      1,845,652     2,520,889       6,642,310
=====================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         33,789         75,413        66,515         173,943
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (34,424)       (75,413)      (66,825)       (173,943)
=====================================================================================================================
Reacquired:
  Class A                                                     (1,590,178)    (3,485,092)   (7,168,084)    (20,034,462)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,038,554)    (2,311,987)   (1,811,718)     (4,760,791)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (820,301)    (1,739,671)   (2,549,808)     (6,691,712)
=====================================================================================================================
                                                                 583,303    $ 1,521,955    (2,032,974)   $ (4,684,245)
_____________________________________________________________________________________________________________________
=====================================================================================================================


NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Funds Group ("Seller") unanimously approved, on June 11, 2003, and Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM New Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                        AUGUST 31, 2000
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                               ENDED              DECEMBER 31,          COMMENCED) TO
                                                              JUNE 30,         ------------------       DECEMBER 31,
                                                                2003            2002       2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  2.10         $  3.84    $  6.74           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)          (0.06)     (0.06)(a)         (0.02)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.50           (1.68)     (2.84)            (3.24)
========================================================================================================================
    Total from investment operations                              0.48           (1.74)     (2.90)            (3.26)
========================================================================================================================
Net asset value, end of period                                 $  2.58         $  2.10    $  3.84           $  6.74
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  22.86%         (45.31)%   (43.03)%          (32.60)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $23,576         $17,921    $40,097           $43,732
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.00%(c)        2.00%      1.86%             1.72%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.18%(c)        2.66%      2.40%             2.47%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.68)%(c)      (1.90)%    (1.52)%           (0.66)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                          52%            144%       215%               54%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $19,414,911.
(d)  Annualized.
(e)  Not annualized for periods less than one year.



                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                                        AUGUST 31, 2000
                                                              SIX MONTHS           YEAR ENDED           (DATE OPERATIONS
                                                               ENDED              DECEMBER 31,          COMMENCED) TO
                                                              JUNE 30,         ------------------       DECEMBER 31,
                                                                2003            2002       2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  2.06         $  3.81    $  6.72           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)          (0.07)     (0.09)(a)         (0.04)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.50           (1.68)     (2.82)            (3.24)
========================================================================================================================
    Total from investment operations                              0.47           (1.75)     (2.91)            (3.28)
========================================================================================================================
Net asset value, end of period                                 $  2.53         $  2.06    $  3.81           $  6.72
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  22.82%         (45.93)%   (43.30)%          (32.80)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,753         $11,288    $21,318           $21,296
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)        2.65%      2.51%             2.41%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.83%(c)        3.31%      3.05%             3.16%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.33)%(c)      (2.55)%    (2.17)%           (1.36)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                          52%            144%       215%               54%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,923,238.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                       CLASS C
                                                              ---------------------------------------------------------
                                                                                                       AUGUST 31, 2000
                                                              SIX MONTHS          YEAR ENDED           (DATE OPERATIONS
                                                               ENDED             DECEMBER 31,          COMMENCED) TO
                                                              JUNE 30,         -----------------       DECEMBER 31,
                                                                2003            2002      2001            2000
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 2.07         $ 3.81    $  6.73           $ 10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)         (0.07)     (0.09)(a)         (0.04)(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.50          (1.67)     (2.83)            (3.23)
=======================================================================================================================
    Total from investment operations                              0.47          (1.74)     (2.92)            (3.27)
=======================================================================================================================
Net asset value, end of period                                  $ 2.54         $ 2.07    $  3.81           $  6.73
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  22.71%        (45.67)%   (43.39)%          (32.70)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,988         $5,610    $10,465           $10,349
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.65%(c)       2.65%      2.51%             2.41%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.83%(c)       3.31%      3.05%             3.16%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (2.33)%(c)     (2.55)%    (2.17)%           (1.35)%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                          52%           144%       215%               54%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,963,059.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND
Frank S. Bayley            Robert H. Graham                    11 Greenway Plaza
Bruce L. Crockett          Chairman and President              Suite 100
Albert R. Dowden                                               Houston, TX 77046
Edward K. Dunn Jr.         Mark H. Williamson
Jack M. Fields             Executive Vice President            INVESTMENT ADVISOR
Carl Frischling                                                A I M Advisors, Inc.
Robert H. Graham           Kevin M. Carome                     11 Greenway Plaza
Prema Mathai-Davis         Senior Vice President               Suite 100
Lewis F. Pennock                                               Houston, TX 77046
Ruth H. Quigley            Gary T. Crum
Louis S. Sklar             Senior Vice President               TRANSFER AGENT
Mark H. Williamson                                             A I M Fund Services, Inc.
                           Dana R. Sutton                      P.O. Box 4739
                           Vice President and Treasurer        Houston, TX 77210-4739

                           Robert G. Alley                     CUSTODIAN
                           Vice President                      State Street Bank and Trust Company
                                                               225 Franklin Street
                           Stuart W. Coco                      Boston, MA 02110
                           Vice President
                                                               COUNSEL TO THE FUND
                           Melville B. Cox                     Ballard Spahr
                           Vice President                      Andrews & Ingersoll, LLP
                                                               1735 Market Street
                           Karen Dunn Kelley                   Philadelphia, PA 19103
                           Vice President
                                                               COUNSEL TO THE TRUSTEES
                           Edgar M. Larsen                     Kramer, Levin, Naftalis & Frankel LLP
                           Vice President                      919 Third Avenue
                                                               New York, NY 10022
                           Nancy L. Martin
                           Secretary                           DISTRIBUTOR
                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                                           TAX-FREE
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Libra Fund                               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

 *Domestic equity and income fund

Mutual   Retirement     Annuities   College    Separately      Offshore     Alternative      Cash
Funds    Products                   Savings    Managed         Products     Investments      Management
                                    Plans      Accounts

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                     NTE-SAR-1

                                  [COVER ART]

                            AIM PREMIER EQUITY FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

           AIM Premier Equity Fund seeks long-term growth of capital.

                        Income is a secondary objective.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                   [PIE CHART]

FINANCIALS                               18.3%
INFORMATION TECHNOLOGY                   17.4%
CONSUMER DISCRETIONARY                   16.1%
HEALTH CARE                              12.5%
CASH & OTHER                              9.0%
INDUSTRIALS                               8.4%
ENERGY                                    7.8%
CONSUMER STAPLES                          6.9%
TELECOMMUNICATION SERVICES                3.7%


TOTAL NUMBER OF HOLDINGS*                  89

TOTAL NET ASSETS                 $9.1 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (5/1/84)                   12.18%
  10 Years                             6.98
   5 Years                            -4.97
   1 Year                             -8.31

CLASS B SHARES
 Inception (10/18/93)                  6.20%
   5 Years                            -4.92
   1 Year                             -8.54

CLASS C SHARES
 Inception (8/4/97)                   -1.20%
   5 Years                            -4.64
   1 Year                             -4.69

CLASS R SHARES**
  10 Years                             7.33%
   5 Years                            -4.13
   1 Year                             -3.17

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without upfront sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 5/1/84). Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                         10.25%

CLASS B SHARES                          9.76

CLASS C SHARES                          9.76

CLASS R SHARES                         10.13

S&P 500 INDEX (Broad Market Index)     11.75

LIPPER LARGE-CAP CORE FUND INDEX       10.15
(Lipper Peer Group)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=================================================================================================
TOP 10 EQUITY HOLDINGS*                            TOP 10 INDUSTRIES*
=================================================================================================
 1. Pfizer Inc.                           4.0%     1. Pharmaceuticals                        8.1%
 2. Citigroup Inc.                        3.8      2. Integrated Oil & Gas                   5.5
 3. Microsoft Corp.                       3.5      3. Computer Hardware                      4.8
 4. General Electric Co.                  2.9      4. Industrial Conglomerates               4.1
 5. Exxon Mobil Corp.                     2.8      5. Other Diversified Financial Services   3.8
 6. Bank of America Corp.                 2.4      6. Systems Software                       3.7
 7. Fannie Mae                            2.3      7. Broadcasting & Cable TV                3.4
 8. American International Group, Inc.    2.2      8. Thrifts & Mortgage Finance             3.2
 9. Dell Computer Corp.                   2.1      9. Semiconductors                         3.0
10. Procter & Gamble Co. (The)            2.1     10. Diversified Banks                      2.8

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Premier Equity Fund seeks long-term growth of capital. Income is a secondary objective.

o AIM Premier Equity Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 biggest large-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Premier Equity Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appear on the opposite page. This letter
DESPITE ECONOMIC    will provide an overview of the markets and your fund
SLUGGISHNESS,       during the six months covered by this report.
DOMESTIC EQUITY
MARKETS PERFORMED      As always, timely information about your fund and the
WELL, PARTICULARLY  markets in general is available at our Web site,
DURING THE SECOND   aiminvestments.com. From our home page, click on Products
HALF OF THE         and Performance, then Mutual Funds, then AIM Funds, and
REPORTING PERIOD.   then select the type of information you wish to view.
ROBERT H. GRAHAM
                    MARKET CONDITIONS

                    Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period. On June 25, it lowered that rate to 1.00%, the lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology and consumer discretionary were the best-performing sectors; weakest were consumer staples and telecommunications services. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

AIM Premier Equity Fund produced solid increases for the six-month reporting period ended June 30, 2002. Class A shares, for example, produced total return of 10.25%, excluding sales charges.

    Effective May 1, the management team for AIM Premier Equity Fund was composed of Abel Garcia, Robert A. Shelton, Kellie K. Veazey, Meggan M. Walsh, and Michael Yellen. Mr. Garcia brings 30 years of diversified investment-industry experience to the management team. Mr. Shelton has been on AIM Premier Equity Fund's management team since 1997. He has been in the investment industry for 12 years. Ms. Veazey has been on the AIM Premier Equity Fund support team since 1998 and recently was promoted from senior analyst to portfolio manager for the fund. Ms. Walsh has been in the investment industry since 1987. Mr. Yellen has 12 years of experience.

    With the additions to the management team the fund's investment objective and strategy will remain unchanged.

IN CLOSING

    I thank you for your continued participation in AIM Premier Equity Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/03

AIM PREMIER EQUITY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

For Periods Ended 6/30/03

Inception (3/15/02)             -17.29%
  1 Year                         -2.46
  6 Months                       10.46*

*Not Annualized

================================================================================

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.


A I M Distributors, Inc.        PEQ-INS-2     [AIM INVESTMENT LOGO APPEARS HERE]
                                                       --Servicemark--

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.87%

ADVERTISING-1.40%

Omnicom Group Inc.                               1,775,800   $  127,324,860
===========================================================================

AEROSPACE & DEFENSE-0.77%

Lockheed Martin Corp.                            1,466,000       69,737,620
===========================================================================

AIRLINES-0.85%

Southwest Airlines Co.                           4,500,000       77,400,000
===========================================================================

APPAREL RETAIL-0.66%

Gap, Inc. (The)                                  3,221,700       60,439,092
===========================================================================

APPLICATION SOFTWARE-0.96%

BEA Systems, Inc.(a)                             3,870,000       42,028,200
---------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                           1,566,000       45,758,520
===========================================================================
                                                                 87,786,720
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.57%

Bank of New York Co., Inc. (The)                 4,957,800      142,536,750
===========================================================================

BIOTECHNOLOGY-0.84%

Amgen Inc.(a)                                    1,151,100       76,479,084
===========================================================================

BREWERS-0.76%

Anheuser-Busch Cos., Inc.                        1,361,700       69,514,785
===========================================================================

BROADCASTING & CABLE TV-3.42%

Comcast Corp.-Class A(a)                           752,032       22,696,326
---------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                 5,037,500      145,231,125
---------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              4,475,800      142,778,020
===========================================================================
                                                                310,705,471
===========================================================================

BUILDING PRODUCTS-0.15%

American Standard Cos. Inc.(a)                     180,000       13,307,400
===========================================================================

COMMUNICATIONS EQUIPMENT-1.19%

Cisco Systems, Inc.(a)                           6,483,100      108,202,939
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.47%

Best Buy Co., Inc.(a)                            3,038,300      133,442,136
===========================================================================

COMPUTER HARDWARE-4.76%

Dell Computer Corp.(a)                           5,968,700      190,759,652
---------------------------------------------------------------------------
Hewlett-Packard Co.                              5,966,900      127,094,970
---------------------------------------------------------------------------
International Business Machines Corp.            1,398,900      115,409,250
===========================================================================
                                                                433,263,872
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


CONSUMER FINANCE-0.57%

American Express Co.                             1,250,000   $   52,262,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.39%

Affiliated Computer Services, Inc.-Class A(a)    1,589,000       72,664,970
---------------------------------------------------------------------------
First Data Corp.                                 2,828,000      117,192,320
---------------------------------------------------------------------------
Paychex, Inc.                                      929,400       27,240,714
===========================================================================
                                                                217,098,004
===========================================================================

DEPARTMENT STORES-0.99%

Federated Department Stores, Inc.                2,447,200       90,179,320
===========================================================================

DIVERSIFIED BANKS-2.84%

Bank of America Corp.                            2,745,000      216,937,350
---------------------------------------------------------------------------
Wells Fargo & Co.                                  815,000       41,076,000
===========================================================================
                                                                258,013,350
===========================================================================

DIVERSIFIED CAPITAL MARKETS-0.61%

J.P. Morgan Chase & Co.                          1,620,000       55,371,600
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.52%

Cendant Corp.(a)                                 2,600,000       47,632,000
===========================================================================

DRUG RETAIL-0.87%

Walgreen Co.                                     2,616,900       78,768,690
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.10%

Celestica Inc. (Canada)(a)                         609,200        9,600,992
===========================================================================

ENVIRONMENTAL SERVICES-0.75%

Waste Management, Inc.                           2,817,000       67,861,530
===========================================================================

FOOTWEAR-1.67%

NIKE, Inc.-Class B                               2,849,200      152,403,708
===========================================================================

GENERAL MERCHANDISE STORES-1.99%

Target Corp.                                     4,776,500      180,742,760
===========================================================================

HEALTH CARE EQUIPMENT-0.51%

St. Jude Medical, Inc.(a)                          811,900       46,684,250
===========================================================================

HEALTH CARE FACILITIES-1.01%

HCA Inc.                                         2,876,600       92,166,264
===========================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                           2,384,300       78,968,016
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.43%

Starwood Hotels & Resorts Worldwide, Inc.        1,375,000       39,311,250
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.77%

Clorox Co. (The)                                   860,000   $   36,679,000
---------------------------------------------------------------------------
Kimberly-Clark Corp.                               500,000       26,070,000
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                       2,119,400      189,008,092
===========================================================================
                                                                251,757,092
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.81%

Costco Wholesale Corp.(a)                        1,706,800       62,468,880
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                      17,488,800       51,525,692
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              937,300       50,304,891
===========================================================================
                                                                164,299,463
===========================================================================

INDUSTRIAL CONGLOMERATES-3.87%

3M Co.                                             385,000       49,657,300
---------------------------------------------------------------------------
General Electric Co.                             9,231,700      264,765,156
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,975,000       37,485,500
===========================================================================
                                                                351,907,956
===========================================================================

INDUSTRIAL MACHINERY-1.31%

Danaher Corp.                                    1,752,800      119,278,040
===========================================================================

INTEGRATED OIL & GAS-5.46%

BP PLC-ADR (United Kingdom)                      2,302,200       96,738,444
---------------------------------------------------------------------------
ChevronTexaco Corp.                              2,010,000      145,122,000
---------------------------------------------------------------------------
Exxon Mobil Corp.                                7,101,700      255,022,047
===========================================================================
                                                                496,882,491
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.92%

SBC Communications Inc.                          2,781,100       71,057,105
---------------------------------------------------------------------------
Verizon Communications Inc.                      2,617,700      103,268,265
===========================================================================
                                                                174,325,370
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.02%

Merrill Lynch & Co., Inc.                        1,450,000       67,686,000
---------------------------------------------------------------------------
Morgan Stanley                                   2,725,000      116,493,750
===========================================================================
                                                                184,179,750
===========================================================================

IT CONSULTING & OTHER SERVICES-0.43%

Accenture Ltd.-Class A (Bermuda)(a)              2,180,000       39,436,200
===========================================================================

MANAGED HEALTH CARE-1.97%

Anthem, Inc.(a)                                    926,800       71,502,620
---------------------------------------------------------------------------
UnitedHealth Group Inc.                          2,141,400      107,605,350
===========================================================================
                                                                179,107,970
===========================================================================

MOVIES & ENTERTAINMENT-1.11%

Viacom Inc.-Class B(a)                           2,315,000      101,072,900
===========================================================================

MULTI-LINE INSURANCE-2.17%

American International Group, Inc.               3,571,000      197,047,780
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


OIL & GAS DRILLING-0.77%

GlobalSantaFe Corp. (Cayman Islands)             1,060,000   $   24,740,400
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)              2,070,400       45,486,688
===========================================================================
                                                                 70,227,088
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.58%

Baker Hughes Inc.                                2,827,400       94,915,818
---------------------------------------------------------------------------
BJ Services Co.(a)                               1,308,500       48,885,560
===========================================================================
                                                                143,801,378
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.78%

Citigroup Inc.                                   8,038,400      344,043,520
===========================================================================

PHARMACEUTICALS-8.14%

Allergan, Inc.                                   1,001,400       77,207,940
---------------------------------------------------------------------------
Johnson & Johnson                                2,504,700      129,492,990
---------------------------------------------------------------------------
Lilly (Eli) & Co.                                  366,700       25,291,299
---------------------------------------------------------------------------
Merck & Co. Inc.                                 1,057,900       64,055,845
---------------------------------------------------------------------------
Pfizer Inc.                                     10,530,100      359,602,915
---------------------------------------------------------------------------
Wyeth                                            1,856,000       84,540,800
===========================================================================
                                                                740,191,789
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.61%

Allstate Corp. (The)                             1,362,500       48,573,125
---------------------------------------------------------------------------
Chubb Corp. (The)                                  674,400       40,464,000
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A        1,194,945       18,999,626
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B        2,425,938       38,257,042
===========================================================================
                                                                146,293,793
===========================================================================

RESTAURANTS-1.62%

McDonald's Corp.                                   525,000       11,581,500
---------------------------------------------------------------------------
Yum! Brands, Inc.(a)                             4,587,300      135,600,588
===========================================================================
                                                                147,182,088
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.91%

Applied Materials, Inc.(a)                       5,200,000       82,472,000
===========================================================================

SEMICONDUCTORS-2.97%

Analog Devices, Inc.(a)                          4,290,600      149,398,692
---------------------------------------------------------------------------
Intel Corp.                                      3,840,000       79,810,560
---------------------------------------------------------------------------
Micron Technology, Inc.(a)                       3,503,200       40,742,216
===========================================================================
                                                                269,951,468
===========================================================================

SOFT DRINKS-0.57%

PepsiCo, Inc.                                    1,165,300       51,855,850
===========================================================================

SPECIALTY STORES-0.52%

Staples, Inc.(a)                                 2,564,300       47,054,905
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

SYSTEMS SOFTWARE-3.70%

Microsoft Corp.                                 12,575,700   $  322,063,677
---------------------------------------------------------------------------
VERITAS Software Corp.(a)                          510,300       14,630,301
===========================================================================
                                                                336,693,978
===========================================================================

THRIFTS & MORTGAGE FINANCE-3.15%

Fannie Mae                                       3,158,000      212,975,520
---------------------------------------------------------------------------
Freddie Mac                                      1,445,000       73,362,650
===========================================================================
                                                                286,338,170
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.79%

Nextel Communications, Inc.-Class A(a)           6,725,000      121,588,000
---------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                      7,190,000       41,342,500
===========================================================================
                                                                162,930,500
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $8,141,135,859)                         8,265,536,502
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
CONVERTIBLE NOTES-0.18%

INDUSTRIAL CONGLOMERATES-0.18%

Tyco International Group S.A. (Luxembourg)-
  Series B, Sr. Gtd. Conv. Putable Notes,
  3.13%, 01/15/15 (Acquired 01/07/03; Cost
  $15,072,000)(b)                              $15,072,000       16,579,200
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

U.S. TREASURY BILLS-0.29%

0.80%, 09/18/03 (Cost $25,954,070)(c)          $26,000,000(d) $  25,954,070
===========================================================================

                                                 SHARES
MONEY MARKET FUNDS-9.30%

STIC Liquid Assets Portfolio(e)                423,172,057      423,172,057
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                        423,172,057      423,172,057
===========================================================================
    Total Money Market Funds (Cost
      $846,344,114)                                             846,344,114
===========================================================================
TOTAL INVESTMENTS-100.64% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $9,028,506,043)                                             9,154,413,886
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.76%

STIC Liquid Assets Portfolio(e)(f)              69,426,780       69,426,780
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $69,426,780)                                         69,426,780
===========================================================================
TOTAL INVESTMENTS-101.40% (Cost
  $9,097,932,823)                                             9,223,840,666
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.40%)                          (127,711,354)
===========================================================================
NET ASSETS-100.00%                                           $9,096,129,312
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Gtd.   - Guaranteed
Sr.    - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at 06/30/03 was $16,579,200, which represented 0.18% of the Fund's net assets. This security is considered to be illiquid.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section G and Note 8.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $9,097,932,823)*                           $ 9,223,840,666
------------------------------------------------------------
Receivables for:
  Investments sold                                14,953,129
------------------------------------------------------------
  Fund shares sold                                 4,282,648
------------------------------------------------------------
  Dividends and interest                           5,516,697
------------------------------------------------------------
  Amount due from advisor                             14,418
------------------------------------------------------------
Investment for deferred compensation plan            325,303
------------------------------------------------------------
Other assets                                         119,345
============================================================
    Total assets                               9,249,052,206
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           35,116,667
------------------------------------------------------------
  Fund shares reacquired                          31,915,290
------------------------------------------------------------
  Foreign currency contracts closed                   69,348
------------------------------------------------------------
  Foreign currency contracts outstanding              48,084
------------------------------------------------------------
  Deferred compensation plan                         325,303
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        69,426,780
------------------------------------------------------------
Accrued distribution fees                          8,724,203
------------------------------------------------------------
Accrued transfer agent fees                        5,721,098
------------------------------------------------------------
Accrued operating expenses                         1,576,121
============================================================
    Total liabilities                            152,922,894
============================================================
Net assets applicable to shares outstanding  $ 9,096,129,312
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $13,769,726,667
------------------------------------------------------------
Undistributed net investment income (loss)       (16,796,628)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign
  currencies, foreign currency contracts,
  futures contracts and option contracts      (4,774,036,666)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currency contracts
  and futures contracts                          117,235,939
============================================================
                                             $ 9,096,129,312
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 4,778,153,403
____________________________________________________________
============================================================
Class B                                      $ 3,890,129,269
____________________________________________________________
============================================================
Class C                                      $   425,123,907
____________________________________________________________
============================================================
Class R                                      $       513,440
____________________________________________________________
============================================================
Institutional Class                          $     2,209,293
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          576,976,269
____________________________________________________________
============================================================
Class B                                          501,426,006
____________________________________________________________
============================================================
Class C                                           54,761,928
____________________________________________________________
============================================================
Class R                                               62,164
____________________________________________________________
============================================================
Institutional Class                                  264,844
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          8.28
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.28 divided by
      94.50%)                                $          8.76
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          7.76
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          7.76
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          8.26
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          8.34
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $66,636,263 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $147,122)        $   52,243,209
----------------------------------------------------------------------------
Dividends from affiliated money market funds                       4,607,450
----------------------------------------------------------------------------
Interest                                                             364,017
----------------------------------------------------------------------------
Security lending income                                               52,359
============================================================================
    Total investment income                                       57,267,035
============================================================================

EXPENSES:

Advisory fees                                                     27,997,648
----------------------------------------------------------------------------
Administrative services fees                                         376,750
----------------------------------------------------------------------------
Custodian fees                                                       207,611
----------------------------------------------------------------------------
Distribution fees -- Class A                                       5,663,307
----------------------------------------------------------------------------
Distribution fees -- Class B                                      19,822,266
----------------------------------------------------------------------------
Distribution fees -- Class C                                       2,100,002
----------------------------------------------------------------------------
Distribution fees -- Class R                                             894
----------------------------------------------------------------------------
Transfer agent fees                                               16,428,693
----------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               556
----------------------------------------------------------------------------
Trustees' fees                                                        34,602
----------------------------------------------------------------------------
Other                                                              1,206,127
============================================================================
    Total expenses                                                73,838,456
============================================================================
Less: Fees waived and expenses paid indirectly                      (686,121)
============================================================================
    Net expenses                                                  73,152,335
============================================================================
Net investment income (loss)                                     (15,885,300)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (627,755,461)
----------------------------------------------------------------------------
  Foreign currencies                                                   9,825
----------------------------------------------------------------------------
  Foreign currency contracts                                      (3,719,632)
----------------------------------------------------------------------------
  Futures contracts                                               40,504,659
----------------------------------------------------------------------------
  Option contracts written                                           679,078
============================================================================
                                                                (590,281,531)
============================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,447,008,304
----------------------------------------------------------------------------
  Foreign currency contracts                                          32,612
----------------------------------------------------------------------------
  Futures contracts                                                1,161,713
============================================================================
                                                               1,448,202,629
============================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts, futures contracts and option
  contracts                                                      857,921,098
============================================================================
Net increase in net assets resulting from operations          $  842,035,798
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                 JUNE 30,         DECEMBER 31,
                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (15,885,300)   $   (64,174,804)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (590,281,531)    (2,370,879,580)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts and
    futures contracts                                           1,448,202,629     (2,871,180,046)
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   842,035,798     (5,306,234,430)
================================================================================================
Share transactions-net:
  Class A                                                        (309,188,320)    (1,392,867,197)
------------------------------------------------------------------------------------------------
  Class B                                                        (742,682,894)    (2,339,535,311)
------------------------------------------------------------------------------------------------
  Class C                                                         (58,241,476)      (232,888,880)
------------------------------------------------------------------------------------------------
  Class R                                                             251,584            200,138
------------------------------------------------------------------------------------------------
  Institutional Class                                                (259,014)         2,649,533
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,110,120,120)    (3,962,441,717)
================================================================================================
    Net increase (decrease) in net assets                        (268,084,322)    (9,268,676,147)
================================================================================================

NET ASSETS:

  Beginning of period                                           9,364,213,634     18,632,889,781
================================================================================================
  End of period                                               $ 9,096,129,312    $ 9,364,213,634
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is to achieve long-term growth of capital. Income is a secondary objective. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $568,864.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $376,750 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $6,624,233 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $5,663,307, $19,822,266, $2,100,002, and $894, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the

Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $252,192 in front-end sales commissions from the sale of Class A shares and $9,275, $999, $14,554 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $10,800 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $115,124 and reductions in custodian fees of $2,133 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $117,257.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $66,636,263 were on loan to brokers. The loans were secured by cash collateral of $69,426,780 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2003, the Fund received fees of $52,359 for securities lending.

NOTE 7--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at June 30, 2003 were as follows:

                             CONTRACT TO                          UNREALIZED
SETTLEMENT             ------------------------                  APPRECIATION
DATE        CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
------------------------------------------------------------------------------
08/21/03      CAD      16,900,000   $12,454,280   $12,502,364      $(48,084)
______________________________________________________________________________
==============================================================================

NOTE 8--FUTURES CONTRACTS

On June 30, 2003, $25,101,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                   UNREALIZED
                        NO. OF        MONTH/         MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE       (DEPRECIATION)
-------------------------------------------------------------------------------
S&P 500 Index            1,585     Sep.-03/Long   $385,670,125    $(8,623,821)
_______________________________________________________________________________
===============================================================================

NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                      --      $        --
------------------------------------------------------------
Written                              12,750        1,934,923
------------------------------------------------------------
Closed                               (5,250)      (1,058,353)
------------------------------------------------------------
Exercised                            (7,500)        (876,570)
============================================================
End of period                            --      $        --
____________________________________________________________
============================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
December 31, 2009                             $1,670,556,615
------------------------------------------------------------
December 31, 2010                              2,276,920,883
============================================================
Total capital loss carryforward               $3,947,477,498
____________________________________________________________
============================================================


NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $1,164,961,051 and $2,343,308,362, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $1,040,608,223
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (921,825,018)
==============================================================================
Net unrealized appreciation of investment securities            $  118,783,205
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $9,105,057,461.


NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2003                    DECEMBER 31, 2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       36,914,628    $   284,391,406      73,118,435    $   657,092,554
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        8,296,185         60,215,709      22,610,679        195,949,105
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,853,627         13,382,091       5,748,410         50,204,828
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          71,149            539,459          29,155            211,650
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                 --                 --         345,082          3,005,669
================================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                       23,493,065        183,879,166      37,066,076        329,215,215
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (25,038,220)      (183,879,166)    (39,184,836)      (329,215,215)
================================================================================================================================
Reacquired:
  Class A                                                     (101,179,126)      (777,458,892)   (274,622,366)    (2,379,174,966)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (86,722,021)      (619,019,437)   (270,457,065)    (2,206,269,201)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (10,011,312)       (71,623,567)    (34,348,509)      (283,093,708)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (36,607)          (287,875)         (1,533)           (11,512)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (33,889)          (259,014)        (46,349)          (356,136)
================================================================================================================================
                                                              (152,392,521)   $(1,110,120,120)   (479,742,821)   $(3,962,441,717)
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED DECEMBER 31,
                                      JUNE 30,         --------------------------------------------------------------------------
                                        2003              2002            2001           2000(a)        1999(a)         1998(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     7.51        $    10.87      $    12.51      $     16.28    $     13.40      $    10.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)             0.00             (0.01)(b)        0.00            (0.04)(b)      (0.01)           0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.77             (3.35)          (1.63)           (2.42)          3.97            3.46
=================================================================================================================================
    Total from investment
      operations                           0.77             (3.36)          (1.63)           (2.46)          3.96            3.49
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --                --              --               --             --           (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --                --           (0.01)           (1.31)         (1.08)          (0.87)
=================================================================================================================================
    Total distributions                      --                --           (0.01)           (1.31)         (1.08)          (0.90)
=================================================================================================================================
Net asset value, end of period       $     8.28        $     7.51      $    10.87      $     12.51    $     16.28      $    13.40
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                           10.25%           (30.91)%        (12.99)%         (14.95)%        29.95%          32.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $4,778,153        $4,642,361      $8,502,699      $11,223,504    $12,640,073      $8,823,094
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         1.27%(d)          1.17%           1.08%            1.00%          1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                      1.29%(d)          1.19%           1.12%            1.04%          1.02%           1.02%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets             0.01%(d)         (0.08)%         (0.03)%          (0.11)%        (0.09)%          0.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   14%               36%             38%              67%            66%            113%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,568,192,174.
(e)  Not annualized for periods less than one year.


                                                                               CLASS B
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                    YEAR ENDED DECEMBER 31,
                                      JUNE 30,         --------------------------------------------------------------------------
                                        2003              2002            2001           2000(a)        1999(a)         1998(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $     7.07        $    10.30      $    11.94      $     15.73    $     13.08      $    10.63
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.03)            (0.07)(b)       (0.09)           (0.31)(b)      (0.13)(b)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         0.72             (3.16)          (1.54)           (2.17)          3.86            3.38
=================================================================================================================================
    Total from investment
      operations                           0.69             (3.23)          (1.63)           (2.48)          3.73            3.32
=================================================================================================================================
Less distributions from net
  realized gains                             --                --           (0.01)           (1.31)         (1.08)          (0.87)
=================================================================================================================================
Net asset value, end of period       $     7.76        $     7.07      $    10.30      $     11.94    $     15.73      $    13.08
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                            9.76%           (31.36)%        (13.61)%         (15.65)%        28.94%          31.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $3,890,129        $4,274,489      $9,186,980      $12,491,366    $14,338,087      $9,680,068
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                         2.02%(d)          1.92%           1.84%            1.77%          1.79%           1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                      2.04%(d)          1.94%           1.88%            1.81%          1.81%           1.82%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.74)(d)         (0.84)%         (0.79)%          (0.89)%        (0.88)%         (0.54)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                   14%               36%             38%              67%            66%            113%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $3,997,307,847.
(e)  Not annualized for periods less than one year.


                                                                                 CLASS C
                                             --------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                             JUNE 30,        ----------------------------------------------------------------
                                               2003            2002          2001       2000(a)        1999(a)       1998(a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   7.07       $  10.31      $  11.95    $    15.74      $ 13.09       $  10.63
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.03)         (0.07)(b)     (0.09)        (0.31)(b)    (0.13)(b)      (0.06)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.72          (3.17)        (1.54)        (2.17)        3.86           3.39
=============================================================================================================================
    Total from investment operations              0.69          (3.24)        (1.63)        (2.48)        3.73           3.33
=============================================================================================================================
Less distributions from net realized gains          --             --         (0.01)        (1.31)       (1.08)         (0.87)
=============================================================================================================================
Net asset value, end of period                $   7.76       $   7.07      $  10.31    $    11.95      $ 15.74       $  13.09
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                   9.76%        (31.43)%      (13.60)%      (15.62)%      28.92%         31.72%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $425,124       $444,901      $943,211    $1,262,192      $860,859      $212,095
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                2.02%(d)       1.92%         1.84%         1.77%        1.79%          1.80%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             2.04%(d)       1.94%         1.88%         1.81%        1.81%          1.82%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.74)(d)      (0.84)%       (0.79)%       (0.88)%      (0.88)%        (0.54)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                          14%            36%           38%           67%          66%           113%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend on November 10, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $423,480,976.
(e)  Not annualized for periods less than one year.


                                                                              CLASS R
                                                              ---------------------------------------
                                                              SIX MONTHS        JUNE 3, 2002
                                                                ENDED          (DATE SALES COMMENCED)
                                                              JUNE 30,         TO DECEMBER 31,
                                                                2003                2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   7.50               $   9.16
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)                 (0.02)(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.77                  (1.64)
=====================================================================================================
    Total from investment operations                               0.76                  (1.66)
=====================================================================================================
Net asset value, end of period                                 $   8.26               $   7.50
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   10.13%                (18.12)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    513               $    207
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.52%(c)               1.48%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.54%(c)               1.50%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets       (0.24)(c)              (0.40)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           14%                    36%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $360,511.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                              SIX MONTHS       MARCH 15, 2002
                                                                ENDED          (DATE SALES COMMENCED)
                                                              JUNE 30,         TO DECEMBER 31,
                                                                2003                2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   7.55               $  10.66
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02                   0.03(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.77                  (3.14)
=====================================================================================================
    Total from investment operations                               0.79                  (3.11)
=====================================================================================================
Net asset value, end of period                                 $   8.34               $   7.55
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   10.46%                (29.17)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  2,209               $  2,255
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.70%(c)               0.66%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.72%(c)               0.68%(d)
=====================================================================================================
Ratio of net investment income to average net assets               0.58%(c)               0.42%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           14%                    36%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,153,784.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES       OFFICERS                         OFFICE OF THE FUND
Frank S. Bayley         Robert H. Graham                 11 Greenway Plaza
Bruce L. Crockett       Chairman and President           Suite 100
Albert R. Dowden                                         Houston, TX 77046
Edward K. Dunn Jr.      Mark H. Williamson
Jack M. Fields          Executive Vice President         INVESTMENT ADVISOR
Carl Frischling                                          A I M Advisors, Inc.
Robert H. Graham        Kevin M. Carome                  11 Greenway Plaza
Prema Mathai-Davis      Senior Vice President            Suite 100
Lewis F. Pennock                                         Houston, TX 77046
Ruth H. Quigley         Gary T. Crum
Louis S. Sklar          Senior Vice President            TRANSFER AGENT
Mark H. Williamson                                       A I M Fund Services, Inc.
                        Dana R. Sutton                   P.O. Box 4739
                        Vice President and Treasurer     Houston, TX 77210-4739

                        Robert G. Alley                  CUSTODIAN
                        Vice President                   State Street Bank and Trust Company
                                                         225 Franklin Street
                        Stuart W. Coco                   Boston, MA 02110
                        Vice President
                                                         COUNSEL TO THE FUND
                        Melville B. Cox                  Ballard Spahr
                        Vice President                   Andrews & Ingersoll, LLP
                                                         1735 Market Street
                        Karen Dunn Kelley                Philadelphia, PA 19103
                        Vice President
                                                         COUNSEL TO THE TRUSTEES
                        Edgar M. Larsen                  Kramer, Levin, Naftalis & Frankel LLP
                        Vice President                   919 Third Avenue
                                                         New York, NY 10022
                        Nancy L. Martin
                        Secretary                        DISTRIBUTOR
                                                         A I M Distributors, Inc.
                                                         11 Greenway Plaza
                                                         Suite 100
                                                         Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund                                  TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                        AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                        AIM Limited Maturity Treasury Fund(5),(6)
AIM Constellation Fund                    AIM Global Value Fund(4)                      AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund            AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund        AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                          TAX-FREE
AIM Large Cap Growth Fund                               SECTOR EQUITY
AIM Libra Fund                                                                          AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                        AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund              AIM Global Financial Services Fund            AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund(5),(6)
AIM Opportunities I Fund(2)               AIM Global Science and Technology Fund
AIM Opportunities II Fund(2)              AIM Global Utilities Fund
AIM Opportunities III Fund(2)             AIM New Technology Fund
AIM Premier Equity Fund                   AIM Real Estate Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

    A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.


Mutual   Retirement    Annuities    College    Separately    Offshore    Alternative    Cash
Funds    Products                   Savings    Managed       Products    Investments    Management
                                    Plans      Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                         YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                     PEQ-SAR-1

                                  [COVER ART]

                           AIM PREMIER EQUITY II FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

         AIM Premier Equity II Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Service Mark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Service Mark--

            Not FDIC Insured -- May lose value -- No bank guarantee

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

[PIE CHART]

MATERIALS                            1.0%
TELECOMMUNICATIONS SERVICES          1.5%
ENERGY                               5.2%
CONSUMER STAPLES                     5.6%
CASH & OTHER                         8.1%
INDUSTRIALS                          9.9%
HEALTH CARE                         12.7%
CONSUMER DISCRETIONARY              13.6%
INFORMATION TECHNOLOGY              20.2%
FINANCIALS                          22.2%

TOTAL NUMBER OF HOLDINGS*             88

TOTAL NET ASSETS           $71.2 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (8/31/00)        -21.39%
  1 Year                    -12.46

CLASS B SHARES
 Inception (8/31/00)        -21.17%
  1 Year                    -12.50

CLASS C SHARES
 Inception (8/31/00)        -20.32%
  1 Year                     -8.66

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                         7.88%

CLASS B SHARES                         7.58

CLASS C SHARES                         7.80

S&P 500 Index (Broad Market Index)    11.75

Lipper Mid-Cap Core Fund Index        13.19
(Lipper Peer Group)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================================
Top 10 Equity Holdings*                          Top 10 Industries*
------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                       3.5%    1. Pharmaceuticals                        5.9%
 2. Pfizer Inc.                           3.4     2. Computer Hardware                      5.0
 3. Citigroup Inc.                        3.3     3. Semiconductors                         4.6
 4. Bank of America Corp.                 2.5     4. Investment Banking & Brokerage         3.8
 5. Willis Group Holdings Ltd. (Bermuda)  2.4     5. Systems Software                       3.7
 6. Fannie Mae                            2.3     6. Other Diversified Financial Services   3.3
 7. American International Group, Inc.    2.2     7. Data Processing & Outsourced Services  3.3
 8. General Electric Co.                  2.2     8. Thrifts & Mortgage Finance             3.1
 9. Dell Computer Corp.                   2.1     9. Diversified Banks                      3.0
10. Anthem, Inc.                          2.1    10. Managed Health Care                    2.9

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Premier Equity II Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o The fund may participate in the Initial Public Offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lipper Mid-Cap Core Fund Index represents an average of the performance of the 30 largest mid-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

To Our Shareholders

                     Dear Shareholder:

                     This is your report on AIM Premier Equity II Fund for the
                     six months ended June 30, 2003. Important information such
[PHOTO OF            as top holdings and fund performance as of the close of the
ROBERT H.            reporting period appear on the opposite page. This letter
GRAHAM]              will provide an overview of the markets and your fund
                     during the six months covered by this report.
DESPITE ECONOMIC         As always, timely information about your fund and the
SLUGGISNESS,         markets in general is available at our Web site,
DOMESTIC EQUITY      aiminvestments.com. From our home page, click on Products
MARKETS PERFORMED    and Performance, then Mutual Funds, then AIM funds, and
WELL, PARTICULARLY   then select the type of information you wish to view.
DURING THE SECOND
HALF OF THE          MARKET CONDITIONS
REPORTING PERIOD.
ROBERT H. GRAHAM     Economic sluggishness continued during the reporting
                     period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and Small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology and consumer discretionary were the best-performing sectors; weakest were consumer staples, telecommunication services and materials. Generally, mid- and Small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

AIM Premier Equity II Fund produced positive performance for the six-month reporting period ended June 30, 2003. Class A shares returned 7.88% at net asset value for the period.

    Effective May 1, the management team for AIM Premier Equity II Fund was composed of Abel Garcia, Robert A. Shelton, Kellie K. Veazey, Meggan M. Walsh and Michael Yellen. Mr. Garcia brings 30 years of diversified investment-industry experience to the management team. Mr. Shelton has been on the AIM Premier Equity Fund's management team since 1997. He has been in the investment industry for 12 years. Ms. Veazey has been on the AIM Premier Equity Fund support team since 1998 and recently was promoted from senior analyst to portfolio manager for the fund. Ms. Walsh has been in the investment industry since 1987. Mr. Yellen has 12 years of experience.

    The additions to the management team do not represent a change in the fund's investment objective or strategy.

IN CLOSING

I thank you for your continued participation in AIM Premier Equity II Fund. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely.

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.89%

ADVERTISING-1.55%

Omnicom Group Inc.                                 15,400   $ 1,104,180
=======================================================================

AEROSPACE & DEFENSE-0.77%

Lockheed Martin Corp.                              11,500       547,055
=======================================================================

AIRLINES-1.10%

Ryanair Holdings PLC-ADR (Ireland)(a)              17,500       785,750
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.21%

Coach, Inc.(a)                                     17,300       860,502
=======================================================================

APPLICATION SOFTWARE-0.63%

BEA Systems, Inc.(a)                                9,300       100,998
-----------------------------------------------------------------------
SAP A.G.-ADR (Germany)                             12,000       350,640
=======================================================================
                                                                451,638
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.31%

Bank of New York Co., Inc. (The)                   32,400       931,500
=======================================================================

BIOTECHNOLOGY-1.20%

Amgen Inc.(a)                                      12,900       857,076
=======================================================================

BREWERS-0.76%

Anheuser-Busch Cos., Inc.                          10,600       541,130
=======================================================================

BROADCASTING & CABLE TV-2.62%

Comcast Corp.-Special Class A(a)                   47,700     1,375,191
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           16,200       492,480
=======================================================================
                                                              1,867,671
=======================================================================

BUILDING PRODUCTS-0.15%

American Standard Cos. Inc.(a)                      1,400       103,502
=======================================================================

COMMUNICATIONS EQUIPMENT-0.59%

NetScreen Technologies, Inc.(a)                    18,500       417,175
=======================================================================

COMPUTER & ELECTRONICS RETAIL-1.02%

Best Buy Co., Inc.(a)                              16,500       724,680
=======================================================================

COMPUTER HARDWARE-5.03%

Dell Computer Corp.(a)                             46,500     1,486,140
-----------------------------------------------------------------------
Diebold, Inc.                                      10,000       432,500
-----------------------------------------------------------------------
Hewlett-Packard Co.                                39,200       834,960
-----------------------------------------------------------------------
International Business Machines Corp.              10,000       825,000
=======================================================================
                                                              3,578,600
=======================================================================

CONSTRUCTION & ENGINEERING-1.95%

Jacobs Engineering Group Inc.(a)                   33,000     1,390,950
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-3.30%

Affiliated Computer Services, Inc.-Class A(a)      24,000   $ 1,097,520
-----------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                         25,800       473,946
-----------------------------------------------------------------------
First Data Corp.                                   13,600       563,584
-----------------------------------------------------------------------
Paychex, Inc.                                       7,200       211,032
=======================================================================
                                                              2,346,082
=======================================================================

DIVERSIFIED BANKS-2.95%

Bank of America Corp.                              22,500     1,778,175
-----------------------------------------------------------------------
Wells Fargo & Co.                                   6,400       322,560
=======================================================================
                                                              2,100,735
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.53%

Cendant Corp.(a)                                   20,500       375,560
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.10%

Celestica Inc. (Canada)(a)                          4,700        74,072
=======================================================================

EMPLOYMENT SERVICES-0.77%

Robert Half International Inc.(a)                  28,900       547,366
=======================================================================

GENERAL MERCHANDISE STORES-0.59%

Target Corp.                                       11,100       420,024
=======================================================================

HEALTH CARE EQUIPMENT-1.02%

St. Jude Medical, Inc.(a)                           6,200       356,500
-----------------------------------------------------------------------
STERIS Corp.(a)                                    15,900       367,131
=======================================================================
                                                                723,631
=======================================================================

HEALTH CARE FACILITIES-1.02%

HCA Inc.                                           22,600       724,104
=======================================================================

HEALTH CARE SUPPLIES-0.72%

Fisher Scientific International Inc.(a)            14,700       513,030
=======================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                             18,800       622,656
=======================================================================

HOUSEHOLD PRODUCTS-2.28%

Clorox Co. (The)                                    6,700       285,755
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                         15,000     1,337,700
=======================================================================
                                                              1,623,455
=======================================================================

HYPERMARKETS & SUPER CENTERS-2.53%

Costco Wholesale Corp.(a)                          13,500       494,100
-----------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (Mexico)                                        485,000     1,303,228
=======================================================================
                                                              1,797,328
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-2.57%

General Electric Co.                               53,400   $ 1,531,512
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  15,500       294,190
=======================================================================
                                                              1,825,702
=======================================================================

INDUSTRIAL MACHINERY-2.08%

Danaher Corp.                                      18,500     1,258,925
-----------------------------------------------------------------------
SPX Corp.(a)                                        5,100       224,706
=======================================================================
                                                              1,483,631
=======================================================================

INSURANCE BROKERS-2.39%

Willis Group Holdings Ltd. (Bermuda)               55,300     1,700,475
=======================================================================

INTEGRATED OIL & GAS-2.15%

ChevronTexaco Corp.                                11,000       794,200
-----------------------------------------------------------------------
Exxon Mobil Corp.                                  20,500       736,155
=======================================================================
                                                              1,530,355
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.51%

SBC Communications Inc.                            19,000       485,450
-----------------------------------------------------------------------
Verizon Communications Inc.                        15,000       591,750
=======================================================================
                                                              1,077,200
=======================================================================

INVESTMENT BANKING & BROKERAGE-3.76%

Goldman Sachs Group, Inc. (The)                     8,500       711,875
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       8,000       531,840
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          11,200       522,816
-----------------------------------------------------------------------
Morgan Stanley                                     21,200       906,300
=======================================================================
                                                              2,672,831
=======================================================================

IT CONSULTING & OTHER SERVICES-0.72%

Accenture Ltd.-Class A (Bermuda)(a)                28,500       515,565
=======================================================================

MANAGED HEALTH CARE-2.86%

Anthem, Inc.(a)                                    19,200     1,481,280
-----------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                   6,600       556,380
=======================================================================
                                                              2,037,660
=======================================================================

METAL & GLASS CONTAINERS-1.04%

Pactiv Corp.(a)                                    37,700       743,067
=======================================================================

MOVIES & ENTERTAINMENT-1.17%

Viacom Inc.-Class B(a)                             19,000       829,540
=======================================================================

MULTI-LINE INSURANCE-2.16%

American International Group, Inc.                 27,800     1,534,004
=======================================================================

OIL & GAS DRILLING-1.44%

ENSCO International Inc.                           19,000       511,100
-----------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)               22,000       513,480
=======================================================================
                                                              1,024,580
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.57%

Baker Hughes Inc.                                  21,800   $   731,826
-----------------------------------------------------------------------
BJ Services Co.(a)                                 10,300       384,808
=======================================================================
                                                              1,116,634
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.33%

Citigroup Inc.                                     55,300     2,366,840
=======================================================================

PHARMACEUTICALS-5.90%

Allergan, Inc.                                     12,000       925,200
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                   2,800       193,116
-----------------------------------------------------------------------
Pfizer Inc.                                        71,000     2,424,650
-----------------------------------------------------------------------
Wyeth                                              14,400       655,920
=======================================================================
                                                              4,198,886
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.16%

Allstate Corp. (The)                               11,000       392,150
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                         6,700       443,875
-----------------------------------------------------------------------
Chubb Corp. (The)                                   5,300       318,000
-----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A          12,389       196,985
-----------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B          11,908       187,789
=======================================================================
                                                              1,538,799
=======================================================================

REINSURANCE-0.98%

Everest Re Group, Ltd. (Bermuda)                    9,100       696,150
=======================================================================

RESTAURANTS-2.38%

Brinker International, Inc.(a)                     22,400       806,848
-----------------------------------------------------------------------
Yum! Brands, Inc.(a)                               30,000       886,800
=======================================================================
                                                              1,693,648
=======================================================================

SEMICONDUCTORS-4.59%

Analog Devices, Inc.(a)                            25,000       870,500
-----------------------------------------------------------------------
Intel Corp.                                        30,000       623,520
-----------------------------------------------------------------------
Microchip Technology Inc.                          40,000       985,200
-----------------------------------------------------------------------
Micron Technology, Inc.(a)                         39,000       453,570
-----------------------------------------------------------------------
National Semiconductor Corp.(a)                    16,900       333,268
=======================================================================
                                                              3,266,058
=======================================================================

SPECIALTY STORES-2.18%

Advance Auto Parts, Inc.(a)                        14,000       852,600
-----------------------------------------------------------------------
Weight Watchers International, Inc.(a)              5,200       236,548
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           15,900       464,280
=======================================================================
                                                              1,553,428
=======================================================================

SYSTEMS SOFTWARE-3.68%

Microsoft Corp.                                    97,800     2,504,658
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                           3,900       111,813
=======================================================================
                                                              2,616,471
=======================================================================

TECHNOLOGY DISTRIBUTORS-1.55%

CDW Corp.(a)                                       24,100     1,103,780
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-3.15%

Fannie Mae                                         24,700   $ 1,665,768
-----------------------------------------------------------------------
Freddie Mac                                        11,300       573,701
=======================================================================
                                                              2,239,469
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $62,816,978)                           65,394,225
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.42%

0.81%, 09/18/03 (Cost $299,470)(b)             $  300,000(c)    299,470
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-6.91%

STIC Liquid Assets Portfolio(d)                 2,458,772     2,458,772
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         2,458,772     2,458,772
=======================================================================
    Total Money Market Funds (Cost
      $4,917,544)                                             4,917,544
=======================================================================
TOTAL INVESTMENTS-99.22% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $68,033,992)                 70,611,239
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.83%

STIC Liquid Assets Portfolio(d)(e)              2,726,150   $ 2,726,150
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $2,726,150)                                       2,726,150
=======================================================================
TOTAL INVESTMENTS-103.05% (Cost $70,760,142)                 73,337,389
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.05%)                        (2,167,419)
=======================================================================
NET ASSETS-100.00%                                          $71,169,970
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 Section F and Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $70,760,142)*                                $ 73,337,389
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,178,065
-----------------------------------------------------------
  Fund shares sold                                   62,922
-----------------------------------------------------------
  Dividends                                          33,413
-----------------------------------------------------------
Investment for deferred compensation plan            11,953
-----------------------------------------------------------
Other assets                                         21,398
===========================================================
    Total assets                                 74,645,140
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             382,183
-----------------------------------------------------------
  Fund shares reacquired                            135,172
-----------------------------------------------------------
  Deferred compensation plan                         11,953
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,726,150
-----------------------------------------------------------
Accrued distribution fees                            86,737
-----------------------------------------------------------
Accrued transfer agent fees                          79,255
-----------------------------------------------------------
Accrued operating expenses                           53,720
===========================================================
    Total liabilities                             3,475,170
===========================================================
Net assets applicable to shares outstanding    $ 71,169,970
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $151,408,998
-----------------------------------------------------------
Undistributed net investment income (loss)         (500,231)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts        (82,251,443)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                2,512,646
===========================================================
                                               $ 71,169,970
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 25,558,218
___________________________________________________________
===========================================================
Class B                                        $ 32,700,834
___________________________________________________________
===========================================================
Class C                                        $ 12,910,918
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           4,782,863
___________________________________________________________
===========================================================
Class B                                           6,227,695
___________________________________________________________
===========================================================
Class C                                           2,459,285
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       5.34
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $5.34 divided by
      94.50%)                                  $       5.65
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       5.25
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       5.25
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $2,675,424 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $140)            $   311,860
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       31,529
-------------------------------------------------------------------------
Interest                                                            1,709
-------------------------------------------------------------------------
Security lending income                                             1,184
=========================================================================
    Total investment income                                       346,282
=========================================================================

EXPENSES:

Advisory fees                                                     263,226
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     13,972
-------------------------------------------------------------------------
Distribution fees -- Class A                                       44,105
-------------------------------------------------------------------------
Distribution fees -- Class B                                      160,526
-------------------------------------------------------------------------
Distribution fees -- Class C                                       64,427
-------------------------------------------------------------------------
Transfer agent fees                                               189,381
-------------------------------------------------------------------------
Trustees' fees                                                      4,665
-------------------------------------------------------------------------
Other                                                              68,927
=========================================================================
    Total expenses                                                834,024
=========================================================================
Less: Fees waived and expenses paid indirectly                     (1,777)
=========================================================================
    Net expenses                                                  832,247
=========================================================================
Net investment income (loss)                                     (485,965)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (3,689,157)
-------------------------------------------------------------------------
  Foreign currencies                                                  273
-------------------------------------------------------------------------
  Futures contracts                                               302,016
-------------------------------------------------------------------------
  Option contracts written                                          2,583
=========================================================================
                                                               (3,384,285)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         8,928,312
-------------------------------------------------------------------------
  Futures contracts                                               (17,309)
=========================================================================
                                                                8,911,003
=========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                        5,526,718
=========================================================================
Net increase in net assets resulting from operations          $ 5,040,753
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (485,965)   $ (1,620,509)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (3,384,285)    (33,555,883)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                  8,911,003      (7,094,921)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  5,040,753     (42,271,313)
==========================================================================================
Share transactions-net:
  Class A                                                       (3,791,209)    (14,729,388)
------------------------------------------------------------------------------------------
  Class B                                                       (4,161,524)    (14,325,805)
------------------------------------------------------------------------------------------
  Class C                                                       (2,059,426)     (7,723,830)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (10,012,159)    (36,779,023)
==========================================================================================
    Net increase (decrease) in net assets                       (4,971,406)    (79,050,336)
==========================================================================================

NET ASSETS:

  Beginning of period                                           76,141,376     155,191,712
==========================================================================================
  End of period                                               $ 71,169,970    $ 76,141,376
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Premier Equity II Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $560.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $85,539 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $44,105, $160,526 and $64,427, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended June 30, 2003, AIM Distributors retained $4,595 in front-end sales commissions from the sale of Class A shares and $0, $0, and $288 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,378 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,217 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,217.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $2,675,424 were on loan to brokers. The loans were secured by cash collateral of $2,726,150 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2003, the Fund received fees of $1,184 for securities lending.

NOTE 7--FUTURES CONTRACTS

On June 30, 2003, $195,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2003 were as follows:

                                                                 UNREALIZED
                        NO. OF        MONTH/        MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT      VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------
S&P 500 Index             12       Sep.-03/Long   $2,919,900      $(64,600)
_____________________________________________________________________________
=============================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of period                     --       $    --
---------------------------------------------------------
Written                                 21         2,583
---------------------------------------------------------
Expired                                (21)       (2,583)
=========================================================
End of period                           --       $    --
_________________________________________________________
=========================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $40,823,682
----------------------------------------------------------
December 31, 2010                              36,704,676
==========================================================
Total capital loss carryforward               $77,528,358
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $16,616,156 and $28,313,941, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities    $ 7,144,832
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (5,141,214)
=========================================================================
Net unrealized appreciation of investment securities          $ 2,003,618
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $71,333,771.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003               DECEMBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        235,306    $  1,166,095     1,076,445    $  6,447,123
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        250,065       1,228,524       960,623       5,706,122
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        143,457         700,751       455,967       2,722,417
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         83,494         419,276       101,565         589,137
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (84,838)       (419,276)     (102,385)       (589,137)
======================================================================================================================
Reacquired:
  Class A                                                     (1,096,252)     (5,376,580)   (3,775,111)    (21,765,648)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,033,818)     (4,970,772)   (3,408,797)    (19,442,790)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (565,687)     (2,760,177)   (1,861,996)    (10,446,247)
======================================================================================================================
                                                              (2,068,273)   $(10,012,159)   (6,553,689)   $(36,779,023)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                        AUGUST 31, 2000
                                                              SIX MONTHS            YEAR ENDED          (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,          COMMENCED) TO
                                                               JUNE 30,        ---------------------      DECEMBER 31,
                                                                 2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.95         $  7.06       $  8.64        $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)       (0.06)(a)     (0.04)          0.00(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.41           (2.05)        (1.53)         (1.35)
========================================================================================================================
    Total from investment operations                              0.39           (2.11)        (1.57)         (1.35)
========================================================================================================================
Less distributions:
  Dividends from net investment income                              --              --         (0.01)            --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --         (0.00)         (0.01)
========================================================================================================================
    Total distributions                                             --              --         (0.01)         (0.01)
========================================================================================================================
Net asset value, end of period                                 $  5.34         $  4.95       $  7.06        $  8.64
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   7.88%         (29.89)%      (18.17)%       (13.49)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $25,558         $27,499       $57,591        $55,409
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.96%(c)        1.70%         1.52%          1.40%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.96%(c)        1.70%         1.54%          2.00%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.97)%(c)      (1.04)%       (0.56)%         0.10%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                          25%             63%           67%            13%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,411,829.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                                        AUGUST 31, 2000
                                                              SIX MONTHS            YEAR ENDED          (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,          COMMENCED) TO
                                                               JUNE 30,        ---------------------      DECEMBER 31,
                                                                 2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.88         $  7.00       $  8.61        $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)       (0.10)(a)     (0.09)         (0.02)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.41           (2.02)        (1.52)         (1.36)
========================================================================================================================
    Total from investment operations                              0.37           (2.12)        (1.61)         (1.38)
========================================================================================================================
Less distributions from net realized gains                          --              --         (0.00)         (0.01)
========================================================================================================================
Net asset value, end of period                                 $  5.25         $  4.88       $  7.00        $  8.61
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   7.58%         (30.29)%      (18.68)%       (13.79)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $32,701         $34,596       $67,571        $62,792
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.61%(c)        2.35%         2.18%          2.10%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.61%(c)        2.35%         2.20%          2.70%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.62)%(c)      (1.69)%       (1.22)%        (0.60)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                          25%             63%           67%            13%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,371,316.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                        AUGUST 31, 2000
                                                              SIX MONTHS            YEAR ENDED          (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,          COMMENCED) TO
                                                               JUNE 30,        ---------------------      DECEMBER 31,
                                                                 2003           2002          2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  4.87         $  7.00       $  8.62        $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)       (0.10)(a)     (0.09)         (0.02)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.42           (2.03)        (1.53)         (1.35)
========================================================================================================================
    Total from investment operations                              0.38           (2.13)        (1.62)         (1.37)
========================================================================================================================
Less distributions from net realized gains                          --              --         (0.00)         (0.01)
========================================================================================================================
Net asset value, end of period                                 $  5.25         $  4.87       $  7.00        $  8.62
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                   7.80%         (30.43)%      (18.77)%       (13.69)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $12,911         $14,046       $30,030        $30,557
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.61%(c)        2.35%         2.18%          2.10%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.61%(c)        2.35%         2.20%          2.70%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.62)%(c)      (1.69)%       (1.22)%        (0.60)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                          25%             63%           67%            13%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,992,224.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENT


The Board of Trustees unanimously approved, on July 30, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Premier Equity II Fund ("Premier Equity II Fund"), a series of AIM Funds Group, would transfer all of its assets to AIM Premier Equity Fund ("Premier Equity Fund"), a series of AIM Funds Group. As a result of the transaction, shareholders of Premier Equity II Fund would receive shares of Premier Equity Fund in exchange for their shares of Premier Equity II Fund, and Premier Equity II Fund would cease operations.

  The Plan requires approval of Premier Equity II Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Premier Equity II Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  It is anticipated that Premier Equity II Fund will be closed to new investors during the fourth quarter of 2003.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES      OFFICERS                            OFFICE OF THE FUND
Frank S. Bayley        Robert H. Graham                    11 Greenway Plaza
Bruce L. Crockett      Chairman and President              Suite 100
Albert R. Dowden                                           Houston, TX 77046
Edward K. Dunn Jr.     Mark H. Williamson
Jack M. Fields         Executive Vice President            INVESTMENT ADVISOR
Carl Frischling                                            A I M Advisors, Inc.
Robert H. Graham       Kevin M. Carome                     11 Greenway Plaza
Prema Mathai-Davis     Senior Vice President               Suite 100
Lewis F. Pennock                                           Houston, TX 77046
Ruth H. Quigley        Gary T. Crum
Louis S. Sklar         Senior Vice President               TRANSFER AGENT
Mark H. Williamson                                         A I M Fund Services, Inc.
                       Dana R. Sutton                      P.O. Box 4739
                       Vice President and Treasurer        Houston, TX 77210-4739

                       Robert G. Alley                     CUSTODIAN
                       Vice President                      State Street Bank and Trust Company
                                                           225 Franklin Street
                       Stuart W. Coco                      Boston, MA 02110
                       Vice President
                                                           COUNSEL TO THE FUND
                       Melville B. Cox                     Ballard Spahr
                       Vice President                      Andrews & Ingersoll, LLP
                                                           1735 Market Street
                       Karen Dunn Kelley                   Philadelphia, PA 19103
                       Vice President
                                                           COUNSEL TO THE TRUSTEES
                       Edgar M. Larsen                     Kramer, Levin, Naftalis & Frankel LLP
                       Vice President                      919 Third Avenue
                                                           New York, NY 10022
                       Nancy L. Martin
                       Secretary                           DISTRIBUTOR
                                                           A I M Distributors, Inc.
                                                           11 Greenway Plaza
                                                           Suite 100
                                                           Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--

           DOMESTIC EQUITY                    INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

                                       AIM Asia Pacific Growth Fund                              TAXABLE
                                       AIM Developing Markets Fund
AIM Aggressive Growth Fund             AIM European Growth Fund                    AIM Floating Rate Fund
AIM Balanced Fund*                     AIM European Small Company Fund             AIM High Yield Fund
AIM Basic Balanced Fund*               AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Basic Value Fund                   AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Blue Chip Fund                     AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund           AIM Global Value Fund(4)                    AIM Money Market Fund
AIM Charter Fund                       AIM International Core Equity Fund          AIM Short-Term Bond Fund
AIM Constellation Fund                 AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund       AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                               TAX-FREE
AIM Emerging Growth Fund                           SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                     AIM High Income Municipal Fund
AIM Large Cap Growth Fund              AIM Global Energy Fund                      AIM Municipal Bond Fund
AIM Libra Fund                         AIM Global Financial Services Fund          AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund           AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund           AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                AIM Global Utilities Fund
AIM Opportunities I Fund(2)            AIM New Technology Fund
AIM Opportunities II Fund(2)           AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement  Annuities  College  Separately   Offshore   Alternative   Cash
Funds    Products               Savings  Managed      Products   Investments   Management
                                Plans    Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--



AIMinvestments.com                                                    PEQ2-SAR-1

                                  [COVER ART]

                             AIM SELECT EQUITY FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

      AIM Select Equity Fund seeks to achieve long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                   [PIE CHART]

CONSUMER DISCRETIONARY                  15.0%
FINANCIALS                              15.2%
HEALTH CARE                             17.5%
INFORMATION TECHNOLOGY                  24.2%
CASH & OTHER                             4.3%
CONSUMER STAPLES                         5.3%
ENERGY                                   6.4%
INDUSTRIALS                             12.1%

TOTAL NUMBER OF HOLDINGS*                197

TOTAL NET ASSETS                $489 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (12/04/67)                   8.02%
  10 Years                              6.33
   5 Years                             -3.28
   1 Year                             -12.79

CLASS B SHARES
 Inception (9/01/93)                    5.70%
   5 Years                             -3.24
   1 Year                             -12.96

CLASS C SHARES
 Inception (8/04/97)                   -0.94%
   5 Years                             -2.95
   1 Year                              -9.31

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                               11.11%

CLASS B SHARES                               10.68

CLASS C SHARES                               10.70

S&P 500 INDEX (Broad Market Index)           11.75

RUSSELL 3000--Registered Trademark-- INDEX   12.71
(Style-Specific Index)

LIPPER MULTI-CAP CORE FUND INDEX             13.19
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=================================================================================================================
TOP 10 EQUITY HOLDINGS*                                     TOP 10 INDUSTRIES*
-----------------------------------------------------------------------------------------------------------------
  1. Computer Associates International, Inc.     1.9%         1. Data Processing & Outsourced Services       5.7%
  2. Citigroup Inc.                              1.8          2. Systems Software                            5.4
  3. Microsoft Corp.                             1.6          3. Pharmaceuticals                             5.1
  4. Pfizer Inc.                                 1.5          4. Health Care Services                        3.5
  5. Medicis Pharmaceutical Corp.-Class A        1.4          5. Oil & Gas Equipment & Services              3.1
  6. UnitedHealth Group Inc.                     1.3          6. Health Care Equipment                       3.1
  7. Bard (C.R.), Inc.                           1.3          7. Semiconductors                              2.8
  8. Gap, Inc. (The)                             1.2          8. Apparel Retail                              2.5
  9. PepsiCo, Inc.                               1.2          9. Electronic Equipment Manufacturers          2.4
 10. First Data Corp.                            1.2         10. Managed Health Care                         2.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Select Equity Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPO)s. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 3000--Registered Trademark-- Index is an index of common stocks that measures performance of the largest 3,000 U.S. companies based on market capitalization.

o The unmanaged Lipper Multi-Cap Core Equity Fund Index represents an average of the performance of the 30 largest multi-capitalization core funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Select Equity Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             top holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter will provide an overview of the markets and your fund
DESPITE ECONOMIC    during the six months covered by this report.
SLUGGISHNESS,
DOMESTIC EQUITY         As always, timely information about your fund and the
MARKETS PERFORMED   markets in general is available at our Web site,
WELL, PARTICULARLY  aiminvestments.com. From our home page, click on Products &
DURING THE SECOND   Performance, then Mutual Funds, then AIM Funds, and select
HALF OF THE         the type of information you wish to view.
REPORTING PERIOD.
ROBERT H. GRAHAM    MARKET CONDITIONS

                    Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecommunications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

For the six-month period that this report covers, Class A shares of AIM Select Equity Fund returned 11.11% at net asset value. Within the U.S market, the fund provides its investors diversification across sectors (see pie chart, opposite), investment style, and market capitalization.

    Portfolio managers Phil Ferguson and Duy Nguyen have maintained a relatively large portfolio of stocks (197 as of June 30, 2003, up slightly from 190 when the reporting period began) representing the growth, GARP (growth at a reasonable price), and value investment categories. As indicated in the prospectus, the fund "anticipates allocating a significant portion of its assets, generally in approximately equal amounts, among those investment disciplines." The fund currently maintains an equal weighting in GARP, growth, and value stocks. As for diversification across market capitalizations, as of June 30, the fund's portfolio was characterized by Lipper, Inc., an independent mutual fund performance monitor, as containing 43.2% large-cap stocks, 31.2% mid-cap stocks, and 25.6% small-cap stocks.

IN CLOSING

I thank you for your continued participation in AIM Select Equity Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.48%

ADVERTISING-1.69%

Interpublic Group of Cos., Inc. (The)(a)          345,100   $  4,617,438
------------------------------------------------------------------------
Omnicom Group Inc.                                 51,100      3,663,870
========================================================================
                                                               8,281,308
========================================================================

AEROSPACE & DEFENSE-1.04%

Engineered Support Systems, Inc.                   37,500      1,569,375
------------------------------------------------------------------------
Honeywell International Inc.                       53,600      1,439,160
------------------------------------------------------------------------
Rockwell Collins, Inc.                             60,800      1,497,504
------------------------------------------------------------------------
United Technologies Corp.                           8,400        594,972
========================================================================
                                                               5,101,011
========================================================================

AIR FREIGHT & LOGISTICS-0.73%

C.H. Robinson Worldwide, Inc.                      45,200      1,607,312
------------------------------------------------------------------------
Expeditors International of Washington, Inc.       56,700      1,964,088
========================================================================
                                                               3,571,400
========================================================================

APPAREL RETAIL-2.47%

Abercrombie & Fitch Co.-Class A(a)                 46,600      1,323,906
------------------------------------------------------------------------
Aeropostale, Inc.(a)                               59,300      1,273,764
------------------------------------------------------------------------
Christopher & Banks Corp.(a)                       42,500      1,572,075
------------------------------------------------------------------------
Gap, Inc. (The)                                   316,300      5,933,788
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     90,500      1,977,425
========================================================================
                                                              12,080,958
========================================================================

APPLICATION SOFTWARE-1.10%

Amdocs Ltd. (United Kingdom)(a)                    36,000        864,000
------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)             106,900      2,346,455
------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A              50,800      1,450,848
------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                             25,200        736,344
========================================================================
                                                               5,397,647
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.89%

Affiliated Managers Group, Inc.(a)                 45,000      2,742,750
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  105,000      3,018,750
------------------------------------------------------------------------
Janus Capital Group Inc.                          133,500      2,189,400
------------------------------------------------------------------------
Legg Mason, Inc.                                   19,500      1,266,525
========================================================================
                                                               9,217,425
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


BIOTECHNOLOGY-1.40%

Amgen Inc.(a)                                      29,400   $  1,953,336
========================================================================
Gilead Sciences, Inc.(a)(b)                        88,000      4,891,040
========================================================================
                                                               6,844,376
========================================================================

BROADCASTING & CABLE TV-0.51%

EchoStar Communications Corp.-Class A(a)           42,600      1,474,812
------------------------------------------------------------------------
Mediacom Communications Corp.(a)                  105,600      1,042,272
========================================================================
                                                               2,517,084
========================================================================

BUILDING PRODUCTS-1.89%

American Standard Cos. Inc.(a)                     62,700      4,635,411
------------------------------------------------------------------------
Masco Corp.                                       193,200      4,607,820
========================================================================
                                                               9,243,231
========================================================================

CASINOS & GAMING-0.36%

Shuffle Master, Inc.(a)                            60,200      1,769,278
========================================================================

COMMUNICATIONS EQUIPMENT-1.95%

Cisco Systems, Inc.(a)                            112,000      1,869,280
------------------------------------------------------------------------
Inter-Tel, Inc.                                    49,400      1,048,268
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         110,200      1,363,174
------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            77,000      1,129,590
------------------------------------------------------------------------
Motorola, Inc.                                    125,500      1,183,465
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 82,800      2,945,196
========================================================================
                                                               9,538,973
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.11%

Best Buy Co., Inc.(a)                             101,200      4,444,704
------------------------------------------------------------------------
GameStop Corp.(a)                                  75,600        976,752
========================================================================
                                                               5,421,456
========================================================================

COMPUTER HARDWARE-1.70%

Dell Computer Corp.(a)                            166,600      5,324,536
------------------------------------------------------------------------
Diebold, Inc.                                      43,900      1,898,675
------------------------------------------------------------------------
Hewlett-Packard Co.                                51,400      1,094,820
========================================================================
                                                               8,318,031
========================================================================

CONSTRUCTION & ENGINEERING-0.53%

Jacobs Engineering Group Inc.(a)                   61,800      2,604,870
========================================================================

CONSUMER ELECTRONICS-0.41%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              104,007      1,987,574
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CONSUMER FINANCE-0.85%

American Express Co.                               74,800   $  3,127,388
========================================================================
SLM Corp.                                          26,400      1,034,088
========================================================================
                                                               4,161,476
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.71%

Alliance Data Systems Corp.(a)                     58,700      1,373,580
------------------------------------------------------------------------
Ceridian Corp.(a)                                 336,200      5,705,314
------------------------------------------------------------------------
Certegy Inc.(a)                                   125,900      3,493,725
------------------------------------------------------------------------
DST Systems, Inc.(a)                               30,100      1,143,800
------------------------------------------------------------------------
First Data Corp.                                  142,700      5,913,488
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    59,000      2,100,990
------------------------------------------------------------------------
Global Payments Inc.                               32,100      1,139,550
------------------------------------------------------------------------
Paychex, Inc.                                      54,800      1,606,188
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      211,000      5,467,010
========================================================================
                                                              27,943,645
========================================================================

DIVERSIFIED BANKS-2.05%

Bank of America Corp.                              32,100      2,536,863
------------------------------------------------------------------------
Bank One Corp.                                    139,000      5,168,020
------------------------------------------------------------------------
U.S. Bancorp                                       94,100      2,305,450
========================================================================
                                                              10,010,333
========================================================================

DIVERSIFIED CAPITAL MARKETS-0.79%

J.P. Morgan Chase Co.                             113,600      3,882,848
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.19%

Career Education Corp.(a)                          15,900      1,087,878
------------------------------------------------------------------------
Cendant Corp.(a)                                  112,000      2,051,840
------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                       28,700      1,393,959
------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             35,100      1,422,603
------------------------------------------------------------------------
H&R Block, Inc.                                    49,400      2,136,550
------------------------------------------------------------------------
Tetra Tech, Inc.                                   91,400      1,565,682
------------------------------------------------------------------------
Viad Corp.                                         47,300      1,059,047
========================================================================
                                                              10,717,559
========================================================================

DRUG RETAIL-0.53%

CVS Corp.                                          76,000      2,130,280
------------------------------------------------------------------------
Walgreen Co.                                       16,000        481,600
========================================================================
                                                               2,611,880
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.26%

Rockwell Automation, Inc.                          53,100      1,265,904
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-2.36%

Amphenol Corp.-Class A(a)                          20,300   $    950,446
------------------------------------------------------------------------
Cognex Corp.(a)                                    30,600        683,910
------------------------------------------------------------------------
Itron, Inc.(a)                                     77,300      1,666,588
------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                 36,700      1,345,055
------------------------------------------------------------------------
National Instruments Corp.(a)                      53,500      2,021,230
------------------------------------------------------------------------
Tektronix, Inc.(a)                                 55,600      1,200,960
------------------------------------------------------------------------
Waters Corp.(a)                                   125,600      3,658,728
========================================================================
                                                              11,526,917
========================================================================

EMPLOYMENT SERVICES-0.30%

Robert Half International Inc.(a)                  76,600      1,450,804
========================================================================

ENVIRONMENTAL SERVICES-1.31%

Republic Services, Inc.(a)                         23,300        528,211
------------------------------------------------------------------------
Waste Connections, Inc.(a)                         57,800      2,025,890
------------------------------------------------------------------------
Waste Management, Inc.                            159,400      3,839,946
========================================================================
                                                               6,394,047
========================================================================

FOOD RETAIL-1.27%

Kroger Co. (The)(a)                               299,600      4,997,328
------------------------------------------------------------------------
Safeway Inc.(a)                                    59,000      1,207,140
========================================================================
                                                               6,204,468
========================================================================

FOOTWEAR-0.40%

Reebok International Ltd.(a)                       58,200      1,957,266
========================================================================

FOREST PRODUCTS-0.40%

Louisiana-Pacific Corp.(a)                        181,200      1,955,148
========================================================================

GENERAL MERCHANDISE STORES-1.18%

Target Corp.(b)                                   152,800      5,781,952
========================================================================

HEALTH CARE DISTRIBUTORS-0.69%

McKesson Corp.                                     94,600      3,381,004
========================================================================

HEALTH CARE EQUIPMENT-3.07%

Bard (C.R.), Inc.                                  90,200      6,432,162
------------------------------------------------------------------------
Becton, Dickinson & Co.                            26,800      1,041,180
------------------------------------------------------------------------
Biomet, Inc.                                      141,000      4,041,060
------------------------------------------------------------------------
Cytyc Corp.(a)                                    175,100      1,842,052
------------------------------------------------------------------------
STERIS Corp.(a)                                    72,100      1,664,789
========================================================================
                                                              15,021,243
========================================================================

HEALTH CARE FACILITIES-0.35%

VCA Antech, Inc.(a)                                87,900      1,720,203
========================================================================

HEALTH CARE SERVICES-3.54%

AdvancePCS(a)                                      70,600      2,699,038
------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    119,100      2,963,208
------------------------------------------------------------------------


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Caremark Rx, Inc.(a)                               66,500   $  1,707,720
------------------------------------------------------------------------
eResearch Technology, Inc.(a)                      57,000      1,263,120
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           75,000      5,124,000
------------------------------------------------------------------------
IMS Health Inc.                                   141,700      2,549,183
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           31,600        995,716
========================================================================
                                                              17,301,985
========================================================================

HEALTH CARE SUPPLIES-1.02%

Fisher Scientific International Inc.(a)           142,900      4,987,210
========================================================================

HOME IMPROVEMENT RETAIL-0.24%

Home Depot, Inc. (The)                             34,900      1,155,888
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.33%

Starwood Hotels & Resorts Worldwide, Inc.          57,100      1,632,489
========================================================================

HOUSEHOLD PRODUCTS-1.45%

Dial Corp. (The)                                  148,800      2,894,160
------------------------------------------------------------------------
Procter & Gamble Co. (The)                         47,000      4,191,460
========================================================================
                                                               7,085,620
========================================================================

INDUSTRIAL CONGLOMERATES-1.69%

General Electric Co.                               99,900      2,865,132
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 285,600      5,420,688
========================================================================
                                                               8,285,820
========================================================================

INDUSTRIAL GASES-0.67%

Airgas, Inc.                                      196,200      3,286,350
========================================================================

INDUSTRIAL MACHINERY-1.51%

Illinois Tool Works Inc.                           24,600      1,619,910
------------------------------------------------------------------------
Kennametal Inc.                                    32,600      1,103,184
------------------------------------------------------------------------
Parker-Hannifin Corp.                              22,600        948,974
------------------------------------------------------------------------
Pentair, Inc.                                      34,800      1,359,288
------------------------------------------------------------------------
SPX Corp.(a)                                       52,900      2,330,774
========================================================================
                                                               7,362,130
========================================================================

INSURANCE BROKERS-0.10%

Marsh & McLennan Cos., Inc.                        10,200        520,914
========================================================================

INTEGRATED OIL & GAS-0.80%

Exxon Mobil Corp.                                  39,100      1,404,081
------------------------------------------------------------------------
Occidental Petroleum Corp.                         74,000      2,482,700
========================================================================
                                                               3,886,781
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-1.84%

Lehman Brothers Holdings Inc.                      24,100   $  1,602,168
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         108,000      5,041,440
------------------------------------------------------------------------
Morgan Stanley                                     55,600      2,376,900
========================================================================
                                                               9,020,508
========================================================================

IT CONSULTING & OTHER SERVICES-0.20%

Acxiom Corp.(a)                                    64,200        968,778
========================================================================

LEISURE PRODUCTS-1.26%

Brunswick Corp.                                    87,400      2,186,748
------------------------------------------------------------------------
Mattel, Inc.                                      209,000      3,954,280
========================================================================
                                                               6,141,028
========================================================================

LIFE & HEALTH INSURANCE-0.47%

Nationwide Financial Services, Inc.-Class A        38,900      1,264,250
------------------------------------------------------------------------
Prudential Financial, Inc.                         30,500      1,026,325
========================================================================
                                                               2,290,575
========================================================================

MANAGED HEALTH CARE-2.32%

Aetna Inc.                                         31,300      1,884,260
------------------------------------------------------------------------
Anthem, Inc.(a)                                    18,400      1,419,560
------------------------------------------------------------------------
First Health Group Corp.(a)                        52,600      1,451,760
------------------------------------------------------------------------
UnitedHealth Group Inc.                           130,800      6,572,700
========================================================================
                                                              11,328,280
========================================================================

MOVIES & ENTERTAINMENT-0.73%

Walt Disney Co. (The)                             179,700      3,549,075
========================================================================

MULTI-LINE INSURANCE-0.76%

American Financial Group, Inc.                     27,800        633,840
------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                      103,900      3,072,323
========================================================================
                                                               3,706,163
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.67%

MDU Resources Group, Inc.                          97,200      3,255,228
========================================================================

OFFICE ELECTRONICS-0.31%

Zebra Technologies Corp.-Class A(a)                20,400      1,533,876
========================================================================

OFFICE SERVICES & SUPPLIES-0.35%

Moore Wallace Inc. (Canada)(a)                    118,100      1,733,708
========================================================================

OIL & GAS DRILLING-2.08%

ENSCO International Inc.                          108,500      2,918,650
------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               49,000      1,937,950
------------------------------------------------------------------------
Pride International, Inc.(a)                      101,300      1,906,466
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)               156,000      3,427,320
========================================================================
                                                              10,190,386
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-3.08%

Baker Hughes Inc.                                  15,700   $    527,049
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                            28,700      1,445,906
------------------------------------------------------------------------
FMC Technologies, Inc.(a)                         165,200      3,477,460
------------------------------------------------------------------------
Halliburton Co.                                   102,700      2,362,100
------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    26,000      1,236,820
------------------------------------------------------------------------
Smith International, Inc.(a)                       44,500      1,634,930
------------------------------------------------------------------------
Superior Energy Services, Inc.(a)                 157,000      1,488,360
------------------------------------------------------------------------
Varco International, Inc.(a)                       56,800      1,113,280
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        42,400      1,776,560
========================================================================
                                                              15,062,465
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.48%

Apache Corp.                                        1,871        121,728
------------------------------------------------------------------------
Comstock Resources, Inc.(a)                        68,000        930,240
------------------------------------------------------------------------
Ultra Petroleum Corp.(a)                           99,700      1,287,127
========================================================================
                                                               2,339,095
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.22%

Citigroup Inc.                                    202,600      8,671,280
------------------------------------------------------------------------
Principal Financial Group, Inc.                    67,300      2,170,425
========================================================================
                                                              10,841,705
========================================================================

PACKAGED FOODS & MEATS-0.53%

ConAgra Foods, Inc.                               110,000      2,596,000
========================================================================

PERSONAL PRODUCTS-0.30%

Estee Lauder Cos. Inc. (The)-Class A               43,600      1,461,908
========================================================================

PHARMACEUTICALS-5.14%

Allergan, Inc.                                     26,100      2,012,310
------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          34,400      1,618,864
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)(b)                    44,700      2,447,325
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)           123,800      7,019,460
------------------------------------------------------------------------
Pfizer Inc.                                       216,860      7,405,769
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    54,600      2,204,202
------------------------------------------------------------------------
Wyeth                                              53,000      2,414,150
========================================================================
                                                              25,122,080
========================================================================

PROPERTY & CASUALTY INSURANCE-1.17%

ACE Ltd. (Cayman Islands)                         167,000      5,726,430
========================================================================

PUBLISHING-0.43%

Getty Images, Inc.(a)                              50,600      2,089,780
========================================================================

RAILROADS-0.10%

Union Pacific Corp.                                 8,600        498,972
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


REGIONAL BANKS-1.04%

Cullen/Frost Bankers, Inc.                         51,500   $  1,653,150
------------------------------------------------------------------------
TCF Financial Corp.                                34,800      1,386,432
------------------------------------------------------------------------
Zions Bancorp                                      40,400      2,044,644
========================================================================
                                                               5,084,226
========================================================================

REINSURANCE-0.16%

Platinum Underwriters Holdings Ltd. (Bermuda)      28,300        768,062
========================================================================

RESTAURANTS-1.72%

Brinker International, Inc.(a)                     50,000      1,801,000
------------------------------------------------------------------------
CBRL Group, Inc.                                   84,600      3,287,556
------------------------------------------------------------------------
Outback Steakhouse, Inc.                           46,700      1,821,300
------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 61,100      1,511,003
========================================================================
                                                               8,420,859
========================================================================

SEMICONDUCTOR EQUIPMENT-1.26%

Applied Materials, Inc.(a)                        195,300      3,097,458
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          84,100      3,079,826
========================================================================
                                                               6,177,284
========================================================================

SEMICONDUCTORS-2.80%

DSP Group, Inc.(a)                                106,800      2,299,404
------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                42,600      1,338,918
------------------------------------------------------------------------
Intel Corp.                                       187,300      3,892,843
------------------------------------------------------------------------
Linear Technology Corp.                            63,300      2,038,893
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         31,400      1,079,218
------------------------------------------------------------------------
Xilinx, Inc.(a)                                   119,800      3,032,138
========================================================================
                                                              13,681,414
========================================================================

SOFT DRINKS-1.21%

PepsiCo, Inc.                                     133,200      5,927,400
========================================================================

SPECIALTY STORES-2.14%

Claire's Stores, Inc.                              66,300      1,681,368
------------------------------------------------------------------------
Regis Corp.                                        67,800      1,969,590
------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             22,300      1,690,563
------------------------------------------------------------------------
Select Comfort Corp.(a)                           100,000      1,638,000
------------------------------------------------------------------------
Staples, Inc.(a)                                  157,100      2,882,785
------------------------------------------------------------------------
Tractor Supply Co.(a)                              12,300        587,325
========================================================================
                                                              10,449,631
========================================================================

SYSTEMS SOFTWARE-5.38%

Adobe Systems Inc.                                 35,300      1,132,071
------------------------------------------------------------------------
Computer Associates International, Inc.           413,500      9,212,780
------------------------------------------------------------------------
Macrovision Corp.(a)                              198,700      3,958,104
------------------------------------------------------------------------
Microsoft Corp.                                   307,200      7,867,392
------------------------------------------------------------------------
Oracle Corp.(a)                                   342,300      4,114,446
========================================================================
                                                              26,284,793
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.40%

CDW Corp.(a)                                       71,500   $  3,274,700
------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                   155,200      3,594,432
========================================================================
                                                               6,869,132
========================================================================

THRIFTS & MORTGAGE FINANCE-1.89%

Charter Municipal Mortgage Acceptance Co.         108,600      2,064,486
------------------------------------------------------------------------
Freddie Mac                                        49,100      2,492,807
------------------------------------------------------------------------
IndyMac Bancorp, Inc.                              60,000      1,525,200
------------------------------------------------------------------------
MGIC Investment Corp.                              35,200      1,641,728
------------------------------------------------------------------------
Radian Group Inc.                                  41,500      1,520,975
========================================================================
                                                               9,245,196
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.20%

MSC Industrial Direct Co., Inc.-Class A(a)         54,100        968,390
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $426,036,505)                          476,718,933
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.31%

0.80%, 09/18/03 (Cost $1,497,350)(c)           $1,500,000      1,497,350
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-2.60%

STIC Liquid Assets Portfolio(d)                 6,365,078   $  6,365,078
------------------------------------------------------------------------
STIC Prime Portfolio(d)                         6,365,078      6,365,078
========================================================================
    Total Money Market Funds (Cost
      $12,730,156)                                            12,730,156
========================================================================
TOTAL INVESTMENTS-100.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $440,264,011)                490,946,439
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.79%

STIC Liquid Assets Portfolio (Cost
  $3,855,000)(d)(e)                             3,855,000      3,855,000
========================================================================
TOTAL INVESTMENTS-101.18% (Cost $444,119,011)                494,801,439
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.18%)                         (5,762,862)
========================================================================
NET ASSETS-100.00%                                          $489,038,577
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section F and Note 7.
(c) Security traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $444,119,011)*                               $ 494,801,439
------------------------------------------------------------
Receivables for:
  Investments sold                                   607,651
------------------------------------------------------------
  Fund shares sold                                   375,728
------------------------------------------------------------
  Dividends                                          302,934
------------------------------------------------------------
Investment for deferred compensation plan             61,645
------------------------------------------------------------
Other assets                                          53,821
============================================================
     Total assets                                496,203,218
____________________________________________________________
============================================================

LIABILITIES:

Payables for:

  Fund shares reacquired                           2,160,026
------------------------------------------------------------
  Options written (premiums received $89,296)         69,000
------------------------------------------------------------
  Deferred compensation plan                          61,645
------------------------------------------------------------
  Collateral upon return of securities loaned      3,855,000
------------------------------------------------------------
Accrued distribution fees                            468,032
------------------------------------------------------------
Accrued trustees' fees                                    72
------------------------------------------------------------
Accrued transfer agent fees                          399,231
------------------------------------------------------------
Accrued operating expenses                           151,635
============================================================
     Total liabilities                             7,164,641
============================================================
Net assets applicable to shares outstanding    $ 489,038,577
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 694,813,400
------------------------------------------------------------
Undistributed net investment income (loss)        (2,472,051)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                          (254,005,495)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                 50,702,723
============================================================
                                               $ 489,038,577
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 258,116,009
____________________________________________________________
============================================================
Class B                                        $ 199,743,490
____________________________________________________________
============================================================
Class C                                        $  31,179,078
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           19,407,123
____________________________________________________________
============================================================
Class B                                           16,615,037
____________________________________________________________
============================================================
Class C                                            2,597,254
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       13.30
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.30 divided by
       94.50%)                                 $       14.07
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       12.02
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       12.00
____________________________________________________________
============================================================

* At June 30, 2003, securities with an aggregate market value of $3,750,977 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $6,644)          $  1,872,945
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        97,052
--------------------------------------------------------------------------
Interest                                                             3,730
--------------------------------------------------------------------------
Security lending income                                             16,696
==========================================================================
    Total investment income                                      1,990,423
==========================================================================

EXPENSES:

Advisory fees                                                    1,604,841
--------------------------------------------------------------------------
Administrative services fees                                        64,186
--------------------------------------------------------------------------
Custodian fees                                                      31,937
--------------------------------------------------------------------------
Distribution fees -- Class A                                       304,639
--------------------------------------------------------------------------
Distribution fees -- Class B                                       987,836
--------------------------------------------------------------------------
Distribution fees -- Class C                                       153,080
--------------------------------------------------------------------------
Transfer agent fees                                              1,103,877
--------------------------------------------------------------------------
Trustees' fees                                                       6,092
--------------------------------------------------------------------------
Other                                                              150,530
==========================================================================
    Total expenses                                               4,407,018
==========================================================================
Less: Fees waived and expenses paid indirectly                     (10,103)
==========================================================================
    Net expenses                                                 4,396,915
==========================================================================
Net investment income (loss)                                    (2,406,492)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (24,740,373)
--------------------------------------------------------------------------
  Futures contracts                                              1,155,270
--------------------------------------------------------------------------
  Option contracts written                                         220,913
==========================================================================
                                                               (23,364,190)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         74,669,190
--------------------------------------------------------------------------
  Option contracts written                                           5,096
==========================================================================
                                                                74,674,286
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                              51,310,096
==========================================================================
Net increase in net assets resulting from operations          $ 48,903,604
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,406,492)   $  (5,779,008)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                     (23,364,190)    (160,704,077)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  74,674,286      (82,229,216)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 48,903,604     (248,712,301)
===========================================================================================
Share transactions-net:
  Class A                                                      (18,898,973)     (29,981,711)
-------------------------------------------------------------------------------------------
  Class B                                                      (34,417,271)    (101,502,496)
-------------------------------------------------------------------------------------------
  Class C                                                       (4,482,081)      (9,762,755)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (57,798,325)    (141,246,962)
===========================================================================================
    Net increase (decrease) in net assets                       (8,894,721)    (389,959,263)
===========================================================================================

NET ASSETS:

  Beginning of period                                          497,933,298      887,892,561
===========================================================================================
  End of period                                               $489,038,577    $ 497,933,298
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund, if any). For the six months ended June 30, 2003, AIM waived fees of $2,720.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $64,186 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $482,899 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B and Class C shares paid $304,639, $987,836 and $153,080, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $21,590 in front-end sales commissions from the sale of Class A shares and $103, $0 and $1,371 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,921 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,328 and reductions in custodian fees of $55 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $7,383.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $3,750,977 were on loan to brokers. The loans were secured by cash collateral of $3,855,000 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2003, the Fund received fees of $16,696 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                     400      $  17,199
----------------------------------------------------------
Written                               8,020        486,153
----------------------------------------------------------
Exercised                            (2,730)      (193,143)
----------------------------------------------------------
Expired                              (4,990)      (220,913)
==========================================================
End of period                           700      $  89,296
__________________________________________________________
==========================================================


    Open call options written as of June 30, 2003 are as follows:

                                                                 JUNE 30,
                                                                   2003       UNREALIZED
                      CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET     APPRECIATION
ISSUE                  MONTH     PRICE    CONTRACTS   RECEIVED    VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------
Forest Laboratories,
 Inc.                  Jul-03      60        100      $ 7,800    $ 2,750       $ 5,050
------------------------------------------------------------------------------------------
Gilead Sciences, Inc.  Jul-03      55        100       20,799     24,750        (3,951)
------------------------------------------------------------------------------------------
Medicis
 Pharmaceuticals
 Corp.-Class A         Jul-03      55        100       28,699     29,000          (301)
------------------------------------------------------------------------------------------
Medicis
 Pharmaceuticals
 Corp.-Class A         Jul-03      60        200       19,399      7,500        11,899
------------------------------------------------------------------------------------------
Target Corp.           Jul-03      40        200       12,599      5,000         7,599
==========================================================================================
                                             700      $89,296    $69,000       $20,296
__________________________________________________________________________________________
==========================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD
-------------------------------------------------------
December 31, 2009                          $ 47,261,707
-------------------------------------------------------
December 31, 2010                           120,187,758
=======================================================
Total capital loss carryforward            $167,449,465
_______________________________________________________
=======================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $119,111,080 and $175,966,176, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $ 74,062,578
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (25,487,305)
============================================================================
Net unrealized appreciation of investment securities            $ 48,575,273
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $446,226,166.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    JUNE 30, 2003                DECEMBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,376,265    $ 16,552,235      4,095,378    $  59,894,387
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        574,687       6,261,588      1,801,311       23,788,330
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        258,234       2,839,985        630,709        8,316,201
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        631,491       7,773,354      1,319,880       19,006,319
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (697,789)     (7,773,354)    (1,446,033)     (19,006,319)
========================================================================================================================
Reacquired:
  Class A                                                     (3,543,080)    (43,224,562)    (7,806,746)    (108,882,417)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,038,113)    (32,905,505)    (8,328,431)    (106,284,507)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (663,740)     (7,322,066)    (1,436,948)     (18,078,956)
========================================================================================================================
                                                              (5,102,045)   $(57,798,325)   (11,170,880)   $(141,246,962)
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                             YEAR ENDED DECEMBER 31,
                                                   JUNE 30,        --------------------------------------------------------------
                                                     2003            2002          2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  11.97        $  17.00      $  22.88      $  26.23      $  19.35    $  15.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.04)          (0.06)(a)     (0.08)(a)     (0.01)(a)     (0.06)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.37           (4.97)        (5.79)        (0.44)         8.00        4.24
=================================================================================================================================
    Total from investment operations                   1.33           (5.03)        (5.87)        (0.45)         7.94        4.20
=================================================================================================================================
Less distributions from net realized gains               --              --         (0.01)        (2.90)        (1.06)      (0.52)
=================================================================================================================================
Net asset value, end of period                     $  13.30        $  11.97      $  17.00      $  22.88      $  26.23    $  19.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       11.11%         (29.59)%      (25.64)%       (1.77)%       41.48%      27.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $258,116        $250,666      $396,779      $532,042      $461,628    $320,143
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.51%(c)       (1.32)%        1.24%         1.07%         1.09%       1.11%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.66)%(c)      (0.45)%       (0.45)%       (0.02)%       (0.31)%     (0.22)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                               26%             86%          117%           56%           31%         68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year..
(c) Ratios are annualized and based on average daily net assets of $245,730,612.
(d)  Not annualized for periods less than one year.


                                                                                     CLASS B
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                              YEAR ENDED DECEMBER 31,
                                                JUNE 30,         ----------------------------------------------------------------
                                                  2003             2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.86        $  15.54      $  21.07      $  24.57      $  18.33      $  14.98
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)          (0.16)(a)     (0.20)(a)     (0.22)(a)     (0.23)(a)     (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         1.24           (4.52)        (5.32)        (0.38)         7.53          4.04
=================================================================================================================================
    Total from investment operations                 1.16           (4.68)        (5.52)        (0.60)         7.30          3.87
=================================================================================================================================
Less distributions from net realized gains             --              --         (0.01)        (2.90)        (1.06)        (0.52)
=================================================================================================================================
Net asset value, end of period                   $  12.02        $  10.86      $  15.54      $  21.07      $  24.57      $  18.33
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     10.68%         (30.12)%      (26.19)%       (2.50)%       40.29%        26.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $199,743        $214,709      $432,002      $661,445      $592,555      $428,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              2.26%(c)        2.07%         2.00%         1.84%         1.90%         1.93%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.41)%(c)      (1.20)%       (1.21)%       (0.80)%       (1.12)%       (1.04)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             26%             86%          117%           56%           31%           68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $199,204,546.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                               ---------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ----------------------------------------------------------
                                                  2003           2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 10.84         $ 15.52      $ 21.05      $ 24.55      $ 18.32      $14.98
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.08)          (0.16)(a)    (0.20)(a)    (0.22)(a)    (0.23)(a)   (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.24           (4.52)       (5.32)       (0.38)        7.52        4.03
==========================================================================================================================
    Total from investment operations               1.16           (4.68)       (5.52)       (0.60)        7.29        3.86
==========================================================================================================================
Less distributions from net realized gains           --              --        (0.01)       (2.90)       (1.06)      (0.52)
==========================================================================================================================
Net asset value, end of period                  $ 12.00         $ 10.84      $ 15.52      $ 21.05      $ 24.55      $18.32
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                   10.70%         (30.15)%     (26.21)%      (2.50)%      40.26%      26.07%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $31,179         $32,558      $59,112      $71,989      $25,275      $8,501
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets            2.26%(c)        2.07%        2.00%        1.84%        1.90%       1.93%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.41)%(c)      (1.20)%      (1.21)%      (0.80)%      (1.12)%     (1.04)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                           26%             86%         117%          56%          31%         68%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,869,789.
(d)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES            OFFICERS                             OFFICE OF THE FUND
Frank S. Bayley              Robert H. Graham                     11 Greenway Plaza
Bruce L. Crockett            Chairman and President               Suite 100
Albert R. Dowden                                                  Houston, TX 77046
Edward K. Dunn Jr.           Mark H. Williamson
Jack M. Fields               Executive Vice President             INVESTMENT ADVISOR
Carl Frischling                                                   A I M Advisors, Inc.
Robert H. Graham             Kevin M. Carome                      11 Greenway Plaza
Prema Mathai-Davis           Senior Vice President                Suite 100
Lewis F. Pennock                                                  Houston, TX 77046
Ruth H. Quigley              Gary T. Crum
Louis S. Sklar               Senior Vice President                TRANSFER AGENT
Mark H. Williamson                                                A I M Fund Services, Inc.
                             Dana R. Sutton                       P.O. Box 4739
                             Vice President and Treasurer         Houston, TX 77210-4739

                             Robert G. Alley                      CUSTODIAN
                             Vice President                       State Street Bank and Trust Company
                                                                  225 Franklin Street
                             Stuart W. Coco                       Boston, MA 02110
                             Vice President
                                                                  COUNSEL TO THE FUND
                             Melville B. Cox                      Ballard Spahr
                             Vice President                       Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                             Karen Dunn Kelley                    Philadelphia, PA 19103
                             Vice President
                                                                  COUNSEL TO THE TRUSTEES
                             Edgar M. Larsen                      Kramer, Levin, Naftalis & Frankel LLP
                             Vice President                       919 Third Avenue
                                                                  New York, NY 10022
                             Nancy L. Martin
                             Secretary                            DISTRIBUTOR
                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                                        TAX-FREE
AIM Libra Fund                               AIM Global Financial Services Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund         AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund                      AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund                        AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund


 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement    Annuities     College     Separately      Offshore     Alternative    Cash
Funds    Products                    Savings     Managed         Products     Investments    Management
                                     Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                    SEQ-SAR-1

                                   [COVER ART]

                            AIM SMALL CAP EQUITY FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

          AIM Small Cap Equity Fund seeks long-term growth of capital.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

As of 6/30/03

                                  [PIE CHART]

HEALTH CARE                                   9.9%
CONSUMER DISCRETIONARY                       13.9%
INFORMATION TECHNOLOGY                       16.9%
FINANCIALS                                   17.9%
CASH & OTHER                                 10.7%
ENERGY                                        5.7%
CONSUMER STAPLES                              2.2%
UTILITIES                                     2.1%
MATERIALS                                     2.0%
TELECOMMUNICATIONS SERVICES                   0.8%
INDUSTRIALS                                  17.9%

TOTAL NUMBER OF HOLDINGS*                      114

TOTAL NET ASSETS                    $341.8 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS A SHARES
 Inception (8/31/00)                          -3.57%
  1 Year                                     -11.50

CLASS B SHARES
 Inception (8/31/00)                          -3.32%
  1 Year                                     -11.60

CLASS C SHARES
 Inception (8/31/00)                          -2.31%
  1 Year                                      -7.98

CLASS R SHARES**
 Inception                                    -1.80%
  1 Year                                      -6.58

**Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 8/31/01.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS A SHARES                               15.92%

CLASS B SHARES                               15.54

CLASS C SHARES                               15.41

CLASS R SHARES                               15.82

S&P 500 INDEX (Broad Market Index)           11.75

RUSSELL 2000--Registered Trademark-- INDEX
(Style-Specific Index)                       17.88

LIPPER SMALL-CAP CORE FUND INDEX             14.33
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

==========================================================================================================================
TOP 10 EQUITY HOLDINGS*                                        TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------------------------
 1. iShares Russell 2000--Registered Trademark--                1. Diversified Commercial Services                    6.8%
    Growth Index Fund                                  1.4%
                                                                2. Specialty Stores                                   4.7
 2. Ultra Petroleum Corp.                              1.3
                                                                3. Electronic Equipment Manufacturers                 3.9
 3. iDine Rewards Network Inc.                         1.3
                                                                4. Thrifts & Mortgage Finance                         3.2
 4. Alliance Data Systems Corp.                        1.3
                                                                5. Semiconductors                                     3.1
 5. LandStar System, Inc.                              1.2
                                                                6. Health Care Facilities                             3.1
 6. Louisiana-Pacific Corp.                            1.2
                                                                7. Asset Management & Custody Banks                   3.0
 7. Advance Auto Parts, Inc.                           1.2
                                                                8. Oil & Gas Exploration & Production                 2.9
 8. Sylvan Learning Systems, Inc.                      1.2
                                                                9. Oil & Gas Equipment & Services                     2.8
 9. Key Energy Services, Inc.                          1.2
                                                               10. Data Processing & Outsourced Services              2.7
10. Sierra Health Services, Inc.                       1.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o Effective July 1, 2003, after the close of the reporting period, the fund's management team was composed of: Michael Chapman and Paul J. Rasplicka.

o AIM Small Cap Equity Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell 2000--Registered Trademark-- Index represents the performance of the stocks of small-capitalization companies.

o The unmanaged Lipper Small-Cap Core Fund Index represents an average of the performance of the 30 largest small-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                   Dear Shareholder:

[PHOTO OF          This is your report on AIM Small Cap Equity Fund for the six
ROBERT H.          months ended June 30, 2003. Important information such as
GRAHAM]            top holdings and performance as of the close of the
                   reporting period appears on the opposite page. This letter
DESPITE ECONOMIC   will provide an overview of the markets and your fund during
SLUGGISHNESS,      the six months covered by this report.
DOMESTIC EQUITY
MARKETS PERFORMED      As always, timely information about your fund and the
WELL,              markets in general is available at our Web site,
PARTICULARLY       aiminvestments.com. From our home page, click on Products &
DURING THE SECOND  Performance, then Mutual Funds, then AIM Funds, and then
HALF               select the type of information you wish to view.
OF THE REPORTING
PERIOD.            MARKET CONDITIONS
ROBERT H. GRAHAM
                   Economic sluggishness continued during the reporting period, particularly in manufacturing. The manufacturing sector contracted during four of the six months in the reporting period. The overall economy grew only 1.4%, annualized, during the first quarter of the year. In the second quarter, the advance estimate indicated that economic growth improved, with the gross domestic product expanding at a 2.4% annualized rate.

    In its Beige Book issued in June, the Federal Reserve Board (the Fed) noted such factors as lackluster consumer spending, evidence of a sluggish service sector, and weak commercial construction and real estate markets. The Fed kept the short-term federal funds rate at 1.25% for most of the reporting period. On June 25, it lowered that rate to 1.00%, a level not seen since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    Despite economic sluggishness, domestic equity markets performed well, particularly during the second half of the reporting period. While virtually all benchmarks of the U.S. equity market were negative for the first quarter of 2003, virtually all were positive for the second quarter. The S&P 500, for example, returned -3.15% during the first quarter of 2003, but it was up 15.39% for the second quarter, bringing its total return for the six months covered by this report to 11.75%. The Standard & Poor's indexes of mid-cap and small-cap stocks behaved in a similar fashion and also were positive for the reporting period.

    All sectors of the S&P 500 produced positive returns for the reporting period. Information technology, consumer discretionary, and utilities were the best-performing sectors; weakest were consumer staples, telecom-munications services, and materials. Generally, mid- and small-cap stocks outperformed large-cap stocks, and the growth investment style outperformed the value investment style during the six-month reporting period.

YOUR FUND

All share classes of AIM Small Cap Equity Fund produced positive total returns for the six months ended June 30, 2003, with Class A shares, for example, producing total return of 15.92% at net asset value. The fund paced its benchmark indexes, as shown on the opposite page.

    The fund's management team during the reporting period of Michael Chapman, James Gassman and Paul J. Rasplicka noted that performance was helped by exposure to the information technology sector, one of the better-performing sectors of the S&P 500 index. The fund's exposure to information technology was higher at the close of the reporting period than it had been as the period opened. In addition, the small-cap segment of the market, in which the fund predominantly invests, did well.

    As the reporting period closed, the fund had 114 holdings, with 96% of these holdings in the small-cap segment of the stock market as defined by Lipper, Inc.

IN CLOSING

I thank you for your continued participation in AIM Small Cap Equity Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. And as always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.72%

ADVERTISING-1.02%

ADVO, Inc.(a)                                      78,400   $  3,480,960
========================================================================

AGRICULTURAL PRODUCTS-0.81%

Delta & Pine Land Co.                             126,600      2,782,668
========================================================================

AIR FREIGHT & LOGISTICS-2.00%

Pacer International, Inc.(a)                      200,000      3,772,000
------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)               98,800      3,081,572
========================================================================
                                                               6,853,572
========================================================================

AIRLINES-0.63%

AirTran Holdings, Inc.(a)                         204,800      2,144,256
========================================================================

ALTERNATIVE CARRIERS-0.79%

TALK America Holdings, Inc.(a)                    248,200      2,707,862
========================================================================

APPAREL RETAIL-1.16%

Aeropostale, Inc.(a)                              184,100      3,954,468
========================================================================

APPLICATION SOFTWARE-0.75%

Hyperion Solutions Corp.(a)                        75,800      2,559,008
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.00%

Affiliated Managers Group, Inc.(a)                 60,400      3,681,380
------------------------------------------------------------------------
American Capital Strategies, Ltd.                 123,700      3,085,078
------------------------------------------------------------------------
MCG Capital Corp.                                  91,500      1,326,750
------------------------------------------------------------------------
W.P. Stewart & Co., Ltd. (Bermuda)                 97,000      2,172,800
========================================================================
                                                              10,266,008
========================================================================

BIOTECHNOLOGY-0.90%

Serologicals Corp.(a)                             225,600      3,074,928
========================================================================

BROADCASTING & CABLE TV-1.89%

Cumulus Media Inc.-Class A(a)                     177,600      3,361,968
------------------------------------------------------------------------
Mediacom Communications Corp.(a)                  312,300      3,082,401
========================================================================
                                                               6,444,369
========================================================================

BUILDING PRODUCTS-1.11%

ElkCorp.                                          169,300      3,809,250
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

CASINOS & GAMING-0.86%

Argosy Gaming Co.(a)                               69,900   $  1,461,609
------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 158,100      1,486,140
========================================================================
                                                               2,947,749
========================================================================

COMMUNICATIONS EQUIPMENT-1.92%

Avocent Corp.(a)                                   55,700      1,667,101
------------------------------------------------------------------------
Inter-Tel, Inc.                                    95,200      2,020,144
------------------------------------------------------------------------
Plantronics, Inc.(a)                               80,200      1,737,934
------------------------------------------------------------------------
Tekelec(a)                                        100,000      1,130,000
========================================================================
                                                               6,555,179
========================================================================

CONSTRUCTION & ENGINEERING-1.01%

Chicago Bridge & Iron Co. N.V.-New York
  Shares (Netherlands)                            151,700      3,440,556
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.48%

Wabash National Corp.(a)                          117,000      1,641,510
========================================================================

CONSUMER FINANCE-1.28%

iDine Rewards Network Inc.(a)                     320,000      4,368,000
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.70%

Alliance Data Systems Corp.(a)                    183,300      4,289,220
------------------------------------------------------------------------
Certegy Inc.(a)                                   111,800      3,102,450
------------------------------------------------------------------------
iPayment Holdings, Inc.(a)                         76,300      1,821,281
========================================================================
                                                               9,212,951
========================================================================

DIVERSIFIED BANKS-0.39%

Franklin Bancorp, Inc. (Acquired 10/29/02;
  Cost $1,350,000)(a)(b)(c)                       135,000      1,350,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.77%

Coinstar, Inc.(a)                                 174,000      3,281,640
------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             40,000      1,621,200
------------------------------------------------------------------------
Kroll Inc.(a)                                      40,000      1,082,400
------------------------------------------------------------------------
Navigant Consulting, Inc.(a)                      256,800      3,043,080
------------------------------------------------------------------------
NCO Group, Inc.(a)                                128,800      2,306,808
------------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A(a)               225,000      1,674,000
------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                  176,500      4,031,260
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Tetra Tech, Inc.                                  152,500   $  2,612,325
------------------------------------------------------------------------
United Rentals, Inc.(a)                           250,000      3,472,500
========================================================================
                                                              23,125,213
========================================================================

ELECTRIC UTILITIES-1.01%

Black Hills Corp.                                 112,500      3,453,750
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.85%

Amphenol Corp.-Class A(a)                          46,700      2,186,494
------------------------------------------------------------------------
Itron, Inc.(a)                                    158,200      3,410,792
------------------------------------------------------------------------
ScanSource, Inc.(a)                               145,100      3,881,425
------------------------------------------------------------------------
Varian Inc.(a)                                    106,300      3,685,421
========================================================================
                                                              13,164,132
========================================================================

ENVIRONMENTAL SERVICES-0.89%

Casella Waste Systems, Inc.-Class A(a)            338,700      3,058,461
========================================================================

FOOTWEAR-0.87%

Reebok International Ltd.(a)                       88,400      2,972,892
========================================================================

FOREST PRODUCTS-1.19%

Louisiana-Pacific Corp.(a)                        375,900      4,055,961
========================================================================

GENERAL MERCHANDISE STORES-0.51%

Fred's, Inc.                                       46,500      1,728,870
========================================================================

HEALTH CARE EQUIPMENT-0.78%

LifePoint, Inc.-Wts., expiring 04/02/07
  (Acquired 04/02/02; Cost $0)(b)(d)(e)            80,000              0
------------------------------------------------------------------------
ResMed Inc.                                        68,400      2,681,281
========================================================================
                                                               2,681,281
========================================================================

HEALTH CARE FACILITIES-3.09%

Genesis Health Ventures, Inc.(a)                  200,000      3,530,000
------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                         152,200      3,438,198
------------------------------------------------------------------------
VCA Antech, Inc.(a)                               184,500      3,610,665
========================================================================
                                                              10,578,863
========================================================================

HEALTH CARE SERVICES-1.40%

Apria Healthcare Group Inc.(a)                     59,300      1,475,384
------------------------------------------------------------------------
Cerner Corp.(a)                                    75,500      1,732,725
------------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                     76,000      1,586,880
========================================================================
                                                               4,794,989
========================================================================

HOUSEHOLD APPLIANCES-0.68%

Snap-on Inc.                                       79,600      2,310,788
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL GASES-0.82%

Airgas, Inc.                                      168,300   $  2,819,025
========================================================================

INDUSTRIAL MACHINERY-0.97%

Kennametal Inc.                                    97,600      3,302,784
========================================================================

INSURANCE BROKERS-0.72%

Hub International Ltd. (Canada)                   143,600      2,455,560
========================================================================

INVESTMENT BANKING & BROKERAGE-1.21%

Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               265,720      3,560,648
------------------------------------------------------------------------
LaBranche & Co. Inc.                               27,600        571,044
========================================================================
                                                               4,131,692
========================================================================

IT CONSULTING & OTHER SERVICES-1.59%

Acxiom Corp.(a)                                   186,400      2,812,776
------------------------------------------------------------------------
ManTech International Corp.-Class A(a)             94,300      1,808,674
------------------------------------------------------------------------
Titan Corp. (The)(a)                               77,500        797,475
========================================================================
                                                               5,418,925
========================================================================

LEISURE PRODUCTS-0.55%

Leapfrog Enterprises, Inc.-Class A(a)              58,900      1,873,609
========================================================================

LIFE & HEALTH INSURANCE-1.12%

American Medical Security Group, Inc.(a)          200,600      3,831,460
========================================================================

MANAGED HEALTH CARE-1.67%

Coventry Health Care, Inc.(a)                      37,800      1,744,848
------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                   198,700      3,974,000
========================================================================
                                                               5,718,848
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.11%

MDU Resources Group, Inc.                         113,800      3,811,162
========================================================================

MUTUAL FUNDS-2.39%

iShares Nasdaq Biotechnology Index Fund(a)         48,800      3,269,112
------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund            103,100      4,907,560
========================================================================
                                                               8,176,672
========================================================================

OFFICE ELECTRONICS-0.99%

Zebra Technologies Corp.-Class A(a)                44,800      3,368,512
========================================================================

OFFICE SERVICES & SUPPLIES-1.61%

Danka Business Systems PLC-ADR (United
  Kingdom)(a)                                     522,300      2,015,555
------------------------------------------------------------------------
Moore Wallace Inc. (Canada)(a)                    238,000      3,493,840
========================================================================
                                                               5,509,395
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-2.82%

FMC Technologies, Inc.(a)                         155,900   $  3,281,695
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      375,000      4,020,000
------------------------------------------------------------------------
W-H Energy Services, Inc.(a)                      120,100      2,339,548
========================================================================
                                                               9,641,243
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.89%

Comstock Resources, Inc.(a)                       140,000      1,915,200
------------------------------------------------------------------------
Ultra Petroleum Corp.(a)                          353,800      4,567,558
------------------------------------------------------------------------
Westport Resources Corp.(a)                       149,300      3,396,575
========================================================================
                                                               9,879,333
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.32%

Oxford Finance Corp. (Acquired 03/25/02; Cost
  $1,500,000)(b)(c)                               150,000      1,102,500
========================================================================

PACKAGED FOODS & MEATS-0.70%

Flowers Foods, Inc.                               121,200      2,394,912
========================================================================

PERSONAL PRODUCTS-0.64%

NBTY, Inc.(a)                                     103,300      2,175,498
========================================================================

PHARMACEUTICALS-2.03%

Axcan Pharma Inc. (Canada)(a)                     150,700      1,891,285
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A               58,200      3,299,940
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      31,700      1,739,696
========================================================================
                                                               6,930,921
========================================================================

PROPERTY & CASUALTY INSURANCE-0.97%

Infinity Property & Casualty Corp.                140,000      3,309,600
========================================================================

RAILROADS-0.91%

Genesee & Wyoming Inc.-Class A(a)                 150,500      3,095,785
========================================================================

REAL ESTATE-2.26%

American Financial Realty Trust                    55,000        820,050
------------------------------------------------------------------------
American Financial Realty Trust (Acquired
  09/04/02; Cost $2,902,000)(b)(c)(e)             290,200      3,894,194
------------------------------------------------------------------------
MFA Mortgage Investments, Inc.                    300,000      3,012,000
========================================================================
                                                               7,726,244
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.74%

Corrections Corp. of America(a)                   100,000      2,533,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

REGIONAL BANKS-0.47%

East West Bancorp, Inc.                            44,600   $  1,611,844
========================================================================

REINSURANCE-2.24%

IPC Holdings, Ltd. (Bermuda)                      113,700      3,808,950
------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                       141,200      3,832,168
========================================================================
                                                               7,641,118
========================================================================

RESTAURANTS-1.72%

Landry's Restaurants, Inc.                        115,100      2,716,360
------------------------------------------------------------------------
Ruby Tuesday, Inc.                                127,900      3,162,967
========================================================================
                                                               5,879,327
========================================================================

SEMICONDUCTOR EQUIPMENT-0.88%

FEI Co.(a)                                        160,400      3,009,104
========================================================================

SEMICONDUCTORS-3.12%

Actel Corp.(a)                                    165,300      3,388,650
------------------------------------------------------------------------
DSP Group, Inc.(a)                                182,800      3,935,684
------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               106,800      3,356,724
========================================================================
                                                              10,681,058
========================================================================

SPECIALTY STORES-4.66%

Advance Auto Parts, Inc.(a)                        66,200      4,031,580
------------------------------------------------------------------------
Big 5 Sporting Goods Corp.(a)                     141,200      1,769,236
------------------------------------------------------------------------
Guitar Center Inc.(a)                             132,500      3,842,500
------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                             48,200      3,654,042
------------------------------------------------------------------------
Select Comfort Corp.(a)                           160,500      2,628,990
========================================================================
                                                              15,926,348
========================================================================

TECHNOLOGY DISTRIBUTORS-1.13%

Global Imaging Systems, Inc.(a)                   167,300      3,874,668
========================================================================

THRIFTS & MORTGAGE FINANCE-3.18%

Charter Municipal Mortgage Acceptance Co.          42,400        806,024
------------------------------------------------------------------------
First Niagara Financial Group, Inc.               265,000      3,699,400
------------------------------------------------------------------------
Saxon Capital Acquisition Corp.(a)(e)              70,000      1,209,600
------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            184,700      3,210,086
------------------------------------------------------------------------
TierOne Corp.(a)                                  100,000      1,947,000
========================================================================
                                                              10,872,110
========================================================================

TRUCKING-1.55%

Dollar Thrifty Automotive Group, Inc.(a)           58,000      1,075,900
------------------------------------------------------------------------
Landstar System, Inc.(a)                           67,400      4,236,090
========================================================================
                                                               5,311,990
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $257,515,567)                          313,532,741
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-8.17%

STIC Liquid Assets Portfolio(f)                13,962,620   $ 13,962,620
------------------------------------------------------------------------
STIC Prime Portfolio(f)                        13,962,620     13,962,620
========================================================================
    Total Money Market Funds (Cost
      $27,925,240)                                            27,925,240
========================================================================
TOTAL INVESTMENTS-99.89% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $285,440,807)                341,457,981
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-19.11%

STIC Liquid Assets Portfolio(f)(g)             32,669,628   $ 32,669,628
------------------------------------------------------------------------
STIC Prime Portfolio(f)(g)                     32,669,629     32,669,629
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $65,339,257)                                      65,339,257
========================================================================
TOTAL INVESTMENTS-119.00% (Cost $350,780,064)                406,797,238
========================================================================
OTHER ASSETS LESS LIABILITIES-(19.00%)                       (64,964,958)
========================================================================
NET ASSETS-100.00%                                          $341,832,280
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/03 was $6,346,694 which represented 1.86% of the Fund's net assets.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 06/30/03 was $6,346,694, which represented 1.86% of the Fund's net assets.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $350,780,064)*                               $406,797,238
-----------------------------------------------------------
Receivables for:
  Investments sold                                5,085,623
-----------------------------------------------------------
  Fund shares sold                                1,174,221
-----------------------------------------------------------
  Dividends                                         354,368
-----------------------------------------------------------
Investment for deferred compensation plan            12,203
-----------------------------------------------------------
Other assets                                         36,622
===========================================================
     Total assets                               413,460,275
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           4,771,087
-----------------------------------------------------------
  Fund shares reacquired                            866,670
-----------------------------------------------------------
  Deferred compensation plan                         12,203
-----------------------------------------------------------
  Collateral upon return of securities loaned    65,339,257
-----------------------------------------------------------
Accrued distribution fees                           371,179
-----------------------------------------------------------
Accrued transfer agent fees                         215,241
-----------------------------------------------------------
Accrued operating expenses                           52,358
===========================================================
     Total liabilities                           71,627,995
===========================================================
Net assets applicable to shares outstanding    $341,832,280
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $358,371,874
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,404,257)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (71,152,511)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     56,017,174
===========================================================
                                               $341,832,280
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $171,308,694
___________________________________________________________
===========================================================
Class B                                        $118,914,162
___________________________________________________________
===========================================================
Class C                                        $ 50,970,945
___________________________________________________________
===========================================================
Class R                                        $    638,479
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          17,960,124
___________________________________________________________
===========================================================
Class B                                          12,694,601
___________________________________________________________
===========================================================
Class C                                           5,442,653
___________________________________________________________
===========================================================
Class R                                              67,078
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.54
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.54 divided by
       94.50%)                                 $      10.10
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       9.37
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       9.37
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       9.52
___________________________________________________________
===========================================================

* At June 30, 2003, securities with an aggregate market value of $64,180,547 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,676)          $ 1,358,495
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      100,885
-------------------------------------------------------------------------
Security lending income                                           171,001
=========================================================================
     Total investment income                                    1,630,381
=========================================================================


EXPENSES:

Advisory fees                                                   1,233,968
-------------------------------------------------------------------------
Administrative services fees                                       48,266
-------------------------------------------------------------------------
Custodian fees                                                     31,025
-------------------------------------------------------------------------
Distribution fees -- Class A                                      255,725
-------------------------------------------------------------------------
Distribution fees -- Class B                                      504,698
-------------------------------------------------------------------------
Distribution fees -- Class C                                      214,684
-------------------------------------------------------------------------
Distribution fees -- Class R                                          852
-------------------------------------------------------------------------
Transfer agent fees                                               735,244
-------------------------------------------------------------------------
Trustees' fees                                                      5,383
-------------------------------------------------------------------------
Other                                                             132,879
=========================================================================
     Total expenses                                             3,162,724
=========================================================================
Less: Fees waived and expenses paid indirectly                     (8,733)
=========================================================================
     Net expenses                                               3,153,991
=========================================================================
Net investment income (loss)                                   (1,523,610)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from investment securities and
  option contracts                                             (9,752,160)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   57,169,430
=========================================================================
Net gain from investment securities and option contracts       47,417,270
=========================================================================
Net increase in net assets resulting from operations          $45,893,660
_________________________________________________________________________
=========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2003             2002
---------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                $ (1,523,610)    $ (2,453,128)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (9,752,160)     (51,756,756)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       57,169,430      (25,094,706)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 45,893,660      (79,304,590)
=============================================================================================
Share transactions-net:
  Class A                                                        7,037,345       75,475,822
---------------------------------------------------------------------------------------------
  Class B                                                        3,881,056       63,981,320
---------------------------------------------------------------------------------------------
  Class C                                                        3,128,560       22,474,509
---------------------------------------------------------------------------------------------
  Class R                                                          501,123           56,926
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                               14,548,084      161,988,577
=============================================================================================
    Net increase in net assets                                  60,441,744       82,683,987
=============================================================================================

NET ASSETS:

  Beginning of period                                          281,390,536      198,706,549
=============================================================================================
  End of period                                               $341,832,280     $281,390,536
_____________________________________________________________________________________________
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended June 30, 2003, AIM waived fees of $1,904.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $48,266 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $317,283 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2003, the Class A, Class B, Class C and Class R shares paid $255,725, $504,698, $214,684 and $852, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2003, AIM Distributors retained $53,821 in front-end sales commissions from the sale of Class A shares and $180, $0, $7,565 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,573 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,694 and reductions in custodian fees of $2,135 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $6,829.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At June 30, 2003, securities with an aggregate value of $64,180,547 were on loan to brokers. The loans were secured by cash collateral of $65,339,257 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2003, the Fund received fees of $171,001 for securities lending.

NOTE 7--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended June 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               1,250        146,942
----------------------------------------------------------
Exercised                            (1,250)      (146,942)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2008                             $   700,371
----------------------------------------------------------
December 31, 2009                               8,314,191
----------------------------------------------------------
December 31, 2010                              51,195,091
==========================================================
Total capital loss carryforward               $60,209,653
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $180,938,271 and $179,726,423, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $58,356,935
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (3,004,586)
===========================================================================
Net unrealized appreciation of investment securities            $55,352,349
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $351,444,889.


NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    JUNE 30, 2003                DECEMBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,380,307    $ 36,723,428     20,734,085    $ 207,041,581
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,235,722      18,645,352     10,459,416      103,695,654
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,107,771       9,228,791      4,842,924       46,658,247
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        68,015         566,448          6,714           56,937
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        112,722         971,180        172,467        1,560,774
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (114,682)       (971,180)      (174,243)      (1,560,774)
========================================================================================================================
Reacquired:
  Class A                                                     (3,620,192)    (30,657,263)   (14,135,868)    (133,126,533)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,701,777)    (13,793,116)    (4,344,297)     (38,153,560)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (737,285)     (6,100,231)    (2,695,124)     (24,183,738)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (7,650)        (65,325)            (1)             (11)
========================================================================================================================
                                                               1,722,951    $ 14,548,084     14,866,073    $ 161,988,577
________________________________________________________________________________________________________________________
========================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                                                    AUGUST 31,
                                                                                                                       2000
                                                              SIX MONTHS              YEAR ENDED                 (DATE OPERATIONS
                                                                ENDED                DECEMBER 31,                 COMMENCED) TO
                                                               JUNE 30,        -------------------------           DECEMBER 31,
                                                                 2003            2002             2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   8.23        $  10.19         $   9.36             $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.03)(a)       (0.05)(a)        (0.05)(a)           (0.00)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.34           (1.91)            0.88               (0.64)
=================================================================================================================================
    Total from investment operations                               1.31           (1.96)            0.83               (0.64)
=================================================================================================================================
Less dividends from net investment income                            --              --            (0.00)                 --
=================================================================================================================================
Net asset value, end of period                                 $   9.54        $   8.23         $  10.19             $  9.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   15.92%         (19.23)%           8.92%              (6.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $171,309        $140,652         $105,146             $32,805
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                            1.86%(c)        1.67%            1.78%               1.78%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.73)%(c)      (0.54)%          (0.57)%             (0.12)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                           65%            117%             123%                 49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $147,339,261.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.72% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                                              AUGUST 31,
                                                                                                                 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,             COMMENCED) TO
                                                               JUNE 30,        ---------------------         DECEMBER 31,
                                                                 2003           2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   8.11        $ 10.11       $  9.33           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)      (0.11)(a)     (0.11)(a)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.32          (1.89)         0.89             (0.64)
===========================================================================================================================
    Total from investment operations                               1.26          (2.00)         0.78             (0.67)
===========================================================================================================================
Net asset value, end of period                                 $   9.37        $  8.11       $ 10.11           $  9.33
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   15.54%        (19.78)%        8.36%            (6.70)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $118,914        $99,551       $64,012           $16,385
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                            2.51%(c)       2.32%         2.44%             2.49%(d)(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.38)%(c)     (1.19)%       (1.23)%           (0.83)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                           65%           117%          123%               49%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $101,776,198.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.43% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                              AUGUST 31,
                                                                                                                 2000
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,             COMMENCED) TO
                                                               JUNE 30,        ---------------------         DECEMBER 31,
                                                                 2003           2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.11         $ 10.10       $  9.34            $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(a)       (0.11)(a)     (0.11)(a)         (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.32           (1.88)         0.87             (0.63)
===========================================================================================================================
    Total from investment operations                              1.26           (1.99)         0.76             (0.66)
===========================================================================================================================
Net asset value, end of period                                 $  9.37         $  8.11       $ 10.10            $ 9.34
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  15.54%         (19.70)%        8.14%            (6.60)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $50,971         $41,132       $29,548            $9,028
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.51%(c)        2.32%         2.44%             2.49%(d)(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.38)%(c)      (1.19)%       (1.23)%           (0.83)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                          65%            117%          123%               49%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $43,292,646.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.43% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        CLASS R
                                                              ---------------------------
                                                                            JUNE 3, 2002
                                                              SIX MONTHS     (DATE SALES
                                                                ENDED       COMMENCED) TO
                                                               JUNE 30,     DECEMBER 31,
                                                                 2003           2002
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.22         $ 10.58
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)       (0.04)(a)
-----------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.34           (2.32)
=========================================================================================
    Total from investment operations                              1.30           (2.36)
=========================================================================================
Net asset value, end of period                                  $ 9.52         $  8.22
_________________________________________________________________________________________
=========================================================================================
Total return(b)                                                  15.82%         (22.31)%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  638         $    55
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets                           2.01%(c)        1.92%(d)
=========================================================================================
Ratio of net investment income (loss) to average net assets      (0.88)%(c)      (0.78)%(d)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate(e)                                          65%            117%
_________________________________________________________________________________________
=========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $343,568.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND
Frank S. Bayley            Robert H. Graham                    11 Greenway Plaza
Bruce L. Crockett          Chairman and President              Suite 100
Albert R. Dowden                                               Houston, TX 77046
Edward K. Dunn Jr.         Mark H. Williamson
Jack M. Fields             Executive Vice President            INVESTMENT ADVISOR
Carl Frischling                                                A I M Advisors, Inc.
Robert H. Graham           Kevin M. Carome                     11 Greenway Plaza
Prema Mathai-Davis         Senior Vice President               Suite 100
Lewis F. Pennock                                               Houston, TX 77046
Ruth H. Quigley            Gary T. Crum
Louis S. Sklar             Senior Vice President               TRANSFER AGENT
Mark H. Williamson                                             A I M Fund Services, Inc.
                           Dana R. Sutton                      P.O. Box 4739
                           Vice President and Treasurer        Houston, TX 77210-4739

                           Robert G. Alley                     CUSTODIAN
                           Vice President                      State Street Bank and Trust Company
                                                               225 Franklin Street
                           Stuart W. Coco                      Boston, MA 02110
                           Vice President
                                                               COUNSEL TO THE FUND
                           Melville B. Cox                     Ballard Spahr
                           Vice President                      Andrews & Ingersoll, LLP
                                                               1735 Market Street
                           Karen Dunn Kelley                   Philadelphia, PA 19103
                           Vice President
                                                               COUNSEL TO THE TRUSTEES
                           Edgar M. Larsen                     Kramer, Levin, Naftalis & Frankel LLP
                           Vice President                      919 Third Avenue
                                                               New York, NY 10022
                           Nancy L. Martin
                           Secretary                           DISTRIBUTOR
                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

                                             AIM Asia Pacific Growth Fund                                   TAXABLE
                                             AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM European Growth Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                           AIM European Small Company Fund                AIM High Yield Fund
AIM Basic Balanced Fund*                     AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Basic Value Fund                         AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Blue Chip Fund                           AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund                 AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Charter Fund                             AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Constellation Fund                       AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund             AIM International Growth Fund
AIM Diversified Dividend Fund(1)                                                                           TAX-FREE
AIM Emerging Growth Fund                                   SECTOR EQUITY
AIM Large Cap Basic Value Fund                                                              AIM High Income Municipal Fund
AIM Large Cap Growth Fund                    AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Libra Fund                               AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                 AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(5,6)
AIM Mid Cap Core Equity Fund                 AIM Global Science and Technology Fund
AIM Mid Cap Growth Fund                      AIM Global Utilities Fund
AIM Opportunities I Fund(2)                  AIM New Technology Fund
AIM Opportunities II Fund(2)                 AIM Real Estate Fund
AIM Opportunities III Fund(2)
AIM Premier Equity Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

 *Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. 6Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement     Annuities   College    Separately      Offshore     Alternative      Cash
Funds    Products                   Savings    Managed         Products     Investments      Management
                                    Plans      Accounts


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                     SCE-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                 EXHIBIT INDEX

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.